United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                    Quarterly Schedule of Portfolio Holdings
                  of Registered Management Investment Companies




                                    811-6061

                      (Investment Company Act File Number)


                              Federated Index Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                             (Registrant's Telephone
                                     Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 10/31/05
                                    --------


                 Date of Reporting Period: Quarter ended 7/31/05
                              ---------------------







Item 1.           Schedule of Investments



FEDERATED MAX-CAP INDEX FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

      Shares or
      Principal
        Amount                                                                                                  Value

                           COMMON STOCKS--98.1%(1)
                           Consumer Discretionary--11.8%
        17,400      (2)    Apollo Group, Inc., Class A                                                  $     1,307,610
        29,169      (2)    Argosy Gaming Corp.                                                                1,364,817
        33,590      (2)    AutoNation, Inc.                                                                    725,208
        7,830       (2)    AutoZone, Inc.                                                                      762,955
        32,914      (2)    Bed Bath & Beyond, Inc.                                                            1,510,752
        35,840             Best Buy Co., Inc.                                                                 2,745,344
        16,321      (2)    Big Lots, Inc.                                                                      211,683
        11,941             Black & Decker Corp.                                                               1,078,392
        28,843             Block (H&R), Inc.                                                                  1,642,897
        37,965      (2)    Brookstone, Inc.                                                                    749,429
        12,599             Brunswick Corp.                                                                     586,609
        52,907             Carnival Corp.                                                                     2,772,327
        13,686             Centex Corp.                                                                       1,012,490
        19,069             Circuit City Stores, Inc.                                                           348,009
        56,357             Clear Channel Communications, Inc.                                                 1,839,492
        43,200      (2)    Coach, Inc.                                                                        1,516,752
       222,619      (2)    Comcast Corp., Class A                                                             6,841,082
        17,700      (2)    Comcast Corp., Class A                                                              531,000
        6,702              Cooper Tire & Rubber Co.                                                            134,844
        32,600             D. R. Horton, Inc.                                                                 1,339,208
        13,528             Dana Corp.                                                                          212,525
        30,582             Darden Restaurants, Inc.                                                           1,061,195
        67,052             Delphi Corp.                                                                        355,376
        10,516             Dillards, Inc., Class A                                                             240,396
        32,928             Dollar General Corp.                                                                669,097
        7,107       (3)    Dow Jones & Co.                                                                     266,726
        26,705             Eastman Kodak Co.                                                                   714,092
        18,160             Family Dollar Stores, Inc.                                                          468,528
        17,341             Federated Department Stores, Inc.                                                  1,315,662
       208,809             Ford Motor Co.                                                                     2,242,609
        17,549             Fortune Brands, Inc.                                                               1,659,258
        24,480             Gannett Co., Inc.                                                                  1,786,061
        99,160             Gap (The), Inc.                                                                    2,093,268
        67,525      (3)    General Motors Corp.                                                               2,486,271
        21,867             Genuine Parts Co.                                                                  1,001,290
        25,008    (2)(,3)  Goodyear Tire & Rubber Co.                                                          435,389
        25,820             Harley Davidson, Inc.                                                              1,373,366
        19,997             Harrah's Entertainment, Inc.                                                       1,574,543
        16,214             Hasbro, Inc.                                                                        355,735
        42,862             Hilton Hotels Corp.                                                                1,060,835
       250,889             Home Depot, Inc.                                                                   10,916,180
        42,636             International Game Technology                                                      1,166,521
        36,919      (2)    Interpublic Group Cos., Inc.                                                        461,488
        26,206             Johnson Controls, Inc.                                                             1,505,273
        14,835             Jones Apparel Group, Inc.                                                           453,506
        4,700       (2)    Juno Lighting, Inc.                                                                 206,800
        11,192             KB HOME                                                                             916,737
        7,797              Knight-Ridder, Inc.                                                                 487,780
        36,408      (2)    Kohl's Corp.                                                                       2,051,591
        22,251             Leggett and Platt, Inc.                                                             562,728
        42,871             Limited, Inc.                                                                      1,045,195
        10,578             Liz Claiborne, Inc.                                                                 440,151
        90,907             Lowe's Cos., Inc.                                                                  6,019,862
        24,223             Marriott International, Inc., Class A                                              1,658,549
        36,561             Mattel, Inc.                                                                        681,863
        46,746             May Department Stores Co.                                                          1,918,923
        7,278              Maytag Corp.                                                                        122,780
       144,700             McDonald's Corp.                                                                   4,510,299
        49,614             McGraw-Hill Cos., Inc.                                                             2,282,740
        15,559             Meredith Corp.                                                                      770,171
        1,408              Neiman-Marcus Group, Inc., Class A                                                  138,688
        5,560              Neiman-Marcus Group, Inc., Class B                                                  545,936
        13,605             New York Times Co., Class A                                                         428,830
        34,010             Newell Rubbermaid, Inc.                                                             845,829
       343,664             News Corp., Inc.                                                                   5,629,216
        29,035             Nike, Inc., Class B                                                                2,433,133
        30,360             Nordstrom, Inc.                                                                    1,123,624
        33,853      (2)    Office Depot, Inc.                                                                  960,748
        7,906              Officemax, Inc.                                                                     234,808
        23,126             Omnicom Group, Inc.                                                                1,962,704
        32,490             Penney (J.C.) Co., Inc.                                                            1,823,989
        14,192             Pulte Corp.                                                                        1,328,655
        31,885             Radioshack Corp.                                                                    748,341
        7,698              Reebok International Ltd.                                                           325,625
        2,588              Saucony, Inc.                                                                        59,291
        2,246       (3)    Saucony, Inc.                                                                        51,209
        12,210      (2)    Sears Holdings Corp.                                                               1,883,148
        17,923             Sherwin-Williams Co.                                                                853,314
        12,561      (2)    Shopko Stores, Inc.                                                                 319,677
        4,530     (2)(,3)  Shopping.com Ltd.                                                                    94,632
        7,003              Snap-On Tools Corp.                                                                 256,870
        9,313              Stanley Works                                                                       455,685
        82,390             Staples, Inc.                                                                      1,876,020
        53,384      (2)    Starbucks Corp.                                                                    2,805,329
        27,333             Starwood Hotels & Resorts Worldwide, Inc.                                          1,730,726
        74,442             TJX Cos., Inc.                                                                     1,750,131
       104,213             Target Corp.                                                                       6,122,514
        14,696             Tiffany & Co.                                                                       500,105
       572,577             Time Warner, Inc.                                                                  9,745,261
        37,447             Tribune Co.                                                                        1,366,816
        28,168      (2)    Univision Communications, Inc., Class A                                             796,591
        12,530             V.F. Corp.                                                                          739,771
       171,442             Viacom, Inc., Class B                                                              5,741,593
        14,014      (2)    Visteon Corp.                                                                       124,725
       240,017             Walt Disney Co.                                                                    6,154,036
          1                Washington Post Co., Class B                                                          889
        15,219             Wendy's International, Inc.                                                         786,822
        13,842             Whirlpool Corp.                                                                    1,107,083
        27,640             Yum! Brands, Inc.                                                                  1,446,954
       145,800      (2)    eBay, Inc.                                                                         6,091,524
                               TOTAL                                                                         159,963,101
                           Consumer Staples--9.9%
        8,516              Alberto-Culver Co., Class B                                                         384,242
        47,075      (3)    Albertsons, Inc.                                                                   1,003,168
       248,162             Altria Group, Inc.                                                                 16,616,927
        73,124             Anheuser-Busch Cos., Inc.                                                          3,243,049
        75,774             Archer-Daniels-Midland Co.                                                         1,738,255
        50,836             Avon Products, Inc.                                                                1,662,845
        22,960             Brown-Forman Corp., Class B                                                        1,342,012
       106,788             CVS Corp.                                                                          3,313,632
        47,490             Campbell Soup Co.                                                                  1,465,067
        12,973             Clorox Co.                                                                          724,542
       264,982             Coca-Cola Co.                                                                      11,595,612
        65,037             Coca-Cola Enterprises, Inc.                                                        1,528,370
        59,740             Colgate-Palmolive Co.                                                              3,162,636
        49,004             ConAgra, Inc.                                                                      1,112,881
        24,800      (2)    Constellation Brands, Inc., Class A                                                 679,520
        43,504             Costco Wholesale Corp.                                                             1,999,879
        35,855             General Mills, Inc.                                                                1,699,527
       134,331             Gillette Co.                                                                       7,209,545
        30,802             Heinz (H.J.) Co.                                                                   1,132,898
        28,622             Hershey Foods Corp.                                                                1,828,087
        45,407             Kellogg Co.                                                                        2,057,391
        57,186             Kimberly-Clark Corp.                                                               3,646,179
        69,021      (2)    Kroger Co.                                                                         1,370,067
        21,443             Loews Corp.                                                                        1,793,278
        12,000             McCormick & Co., Inc.                                                               417,360
        7,052              Molson Coors Brewing Co., Class B                                                   442,160
       194,245             PepsiCo, Inc.                                                                      10,592,180
       269,638             Procter & Gamble Co.                                                               14,999,962
        14,500      (3)    Reynolds American, Inc.                                                            1,207,995
        17,990             SUPERVALU, Inc.                                                                     636,846
        40,323             Safeway Inc.                                                                        979,849
        72,387             Sara Lee Corp.                                                                     1,442,673
        64,172             Sysco Corp.                                                                        2,314,042
        45,424             The Pepsi Bottling Group, Inc.                                                     1,324,564
        15,677             UST, Inc.                                                                           721,456
       384,230             Wal-Mart Stores, Inc.                                                              18,961,751
       114,696             Walgreen Co.                                                                       5,489,351
        25,046             Wrigley (Wm.), Jr. Co.                                                             1,781,772
                               TOTAL                                                                         133,621,570
                           Energy--8.7%
        10,887             Amerada-Hess Corp.                                                                 1,283,142
        27,310             Anadarko Petroleum Corp.                                                           2,412,838
        45,472             Apache Corp.                                                                       3,110,285
        20,100             BJ Services Co.                                                                    1,225,899
        44,681             Baker Hughes, Inc.                                                                 2,526,264
        55,020             Burlington Resources, Inc.                                                         3,527,332
       244,474             Chevron Corp.                                                                      14,181,937
       161,692             ConocoPhillips                                                                     10,120,302
        55,036             Devon Energy Corp.                                                                 3,086,969
        22,206             EOG Resources, Inc.                                                                1,356,787
        58,539             El Paso Corp.                                                                       702,468
       737,591             Exxon Mobil Corp.                                                                  43,333,471
        43,548             Halliburton Co.                                                                    2,440,865
        17,742             Kerr-McGee Corp.                                                                   1,423,086
        13,113             Kinder Morgan, Inc.                                                                1,165,221
        49,297             Marathon Oil Corp.                                                                 2,876,948
        15,790      (2)    Nabors Industries Ltd.                                                             1,033,456
        15,214      (2)    National-Oilwell, Inc.                                                              796,453
        11,678             Noble Corp.                                                                         784,528
        42,451             Occidental Petroleum Corp.                                                         3,492,868
        5,145              Premcor, Inc.                                                                       394,313
        7,952              Rowan Companies, Inc.                                                               271,640
        5,900              Royal Dutch Petroleum Co., RDC                                                      361,906
        67,656             Schlumberger Ltd.                                                                  5,665,513
        9,860              Sunoco, Inc.                                                                       1,239,698
        34,590      (2)    Transocean Sedco Forex, Inc.                                                       1,951,914
        30,126             Unocal Corp.                                                                       1,953,671
        27,753             Valero Energy Corp.                                                                2,297,393
        16,300      (2)    Weatherford International Ltd.                                                     1,031,464
        47,661             Williams Cos., Inc.                                                                1,012,320
        40,432             XTO Energy, Inc.                                                                   1,418,759
                               TOTAL                                                                         118,479,710
                           Financials--19.2%
        29,474             AON Corp.                                                                           749,818
        41,800             Ace Ltd.                                                                           1,931,578
        55,982             Aflac, Inc.                                                                        2,524,788
        88,725             Allstate Corp.                                                                     5,435,293
        12,673             Ambac Financial Group, Inc.                                                         910,428
       141,095             American Express Co.                                                               7,760,225
       287,832             American International Group, Inc.                                                 17,327,486
        42,452             Amsouth Bancorporation                                                             1,184,835
        14,400             Apartment Investment & Management Co., Class A                                      633,600
        22,600             Archstone-Smith Trust                                                               960,500
        63,685             BB&T Corp.                                                                         2,663,307
       473,911             Bank of America Corp.                                                              20,662,519
        69,939             Bank of New York Co., Inc.                                                         2,152,722
        9,334              Bear Stearns Cos., Inc.                                                             953,095
        23,600             CIT Group, Inc.                                                                    1,041,704
        21,300             CRT Properties, Inc.                                                                588,306
        26,767             Capital One Financial Corp.                                                        2,208,278
        21,395             Chubb Corp.                                                                        1,900,304
        21,873             Cincinnati Financial Corp.                                                          901,605
       608,419             Citigroup, Inc.                                                                    26,466,227
        20,023             Comerica, Inc.                                                                     1,223,405
        13,000             Commercial Federal Corp.                                                            440,700
        13,472             Compass Bancshares, Inc.                                                            649,485
        65,942             Countrywide Financial Corp.                                                        2,373,912
        64,500      (2)    E*Trade Group, Inc.                                                                1,000,395
        33,867             Equity Office Properties Trust                                                     1,200,585
        25,700             Equity Residential Properties Trust                                                1,038,280
        85,669             Federal Home Loan Mortgage Corp.                                                   5,421,134
       113,816             Federal National Mortgage Association                                              6,357,762
        13,100             Federated Investors, Inc.                                                           418,414
        55,007             Fifth Third Bancorp                                                                2,370,802
        12,300      (3)    First Horizon National Corp.                                                        501,717
        28,180             Franklin Resources, Inc.                                                           2,277,508
        23,869             Gables Residential Trust                                                           1,036,631
        33,018             Golden West Financial Corp.                                                        2,150,132
        42,700             Goldman Sachs Group, Inc.                                                          4,589,396
        33,570             Hartford Financial Services Group, Inc.                                            2,704,735
        25,591             Huntington Bancshares, Inc.                                                         638,240
        44,500      (2)    Instinet Group, Inc.                                                                217,605
       427,068             J.P. Morgan Chase & Co.                                                            15,007,170
        30,892             Janus Capital Group, Inc.                                                           463,998
        18,759             Jefferson-Pilot Corp.                                                               941,139
        58,279             KeyCorp                                                                            1,995,473
         100               Kimco Realty Corp.                                                                   6,566
        36,403             Lehman Brothers Holdings, Inc.                                                     3,827,047
        22,608             Lincoln National Corp.                                                             1,091,966
        11,300             M & T Bank Corp.                                                                   1,226,163
        25,431             MBIA Insurance Corp.                                                               1,544,679
       125,716             MBNA Corp.                                                                         3,163,015
        8,664              MGIC Investment Corp.                                                               594,177
          2         (3)    Manulife Financial Corp.                                                              101
        61,210             Marsh & McLennan Cos., Inc.                                                        1,773,254
        24,400             Marshall & Ilsley Corp.                                                            1,120,448
        64,217             Mellon Financial Corp.                                                             1,956,050
       108,225             Merrill Lynch & Co., Inc.                                                          6,361,466
        85,241             MetLife, Inc.                                                                      4,188,743
        28,234             Moody's Corp.                                                                      1,335,751
       118,056             Morgan Stanley                                                                     6,262,871
        78,966             National City Corp.                                                                2,914,635
        49,584             North Fork Bancorp, Inc.                                                           1,358,106
        22,569             Northern Trust Corp.                                                               1,146,505
        33,427             PNC Financial Services Group                                                       1,832,473
        19,400             Plum Creek Timber Co., Inc.                                                         734,290
        33,900             Principal Financial Group                                                          1,489,905
        21,130             Progressive Corp., OH                                                              2,106,450
        21,900             Prologis Trust                                                                      997,764
        43,836      (2)    Providian Financial Corp.                                                           828,500
        61,600             Prudential Financial, Inc.                                                         4,121,040
        54,129             Regions Financial Corp.                                                            1,820,900
        12,922             SAFECO Corp.                                                                        709,935
        41,440             SLM Corp.                                                                          2,133,746
       156,086             Schwab (Charles) Corp.                                                             2,138,378
        23,200             Simon Property Group, Inc.                                                         1,849,968
        38,300             Sovereign Bancorp, Inc.                                                             918,817
         120        (3)    S&P Depositary Receipts Trust, ADR                                                   14,849
        42,962             State Street Corp.                                                                 2,136,930
        37,891             SunTrust Banks, Inc.                                                               2,755,434
        31,155             Synovus Financial Corp.                                                             921,253
        11,454             T. Rowe Price Group, Inc.                                                           759,973
        78,049             The St. Paul Travelers Cos., Inc.                                                  3,435,717
        14,837             Torchmark Corp.                                                                     775,530
       215,263             U.S. Bancorp                                                                       6,470,806
        25,753             UNUMProvident Corp.                                                                 493,170
        1,240              Unizan Financial Corp.                                                               33,995
       183,904             Wachovia Corp.                                                                     9,265,084
        95,450             Washington Mutual Bank FA                                                          4,054,716
       196,749             Wells Fargo & Co.                                                                  12,068,584
        16,136             XL Capital Ltd., Class A                                                           1,158,887
        9,167              Zions Bancorp                                                                       655,257
         100               iStar Financial, Inc.                                                                4,279
                               TOTAL                                                                         260,533,409
                           Healthcare--12.9%
       179,841             Abbott Laboratories                                                                8,385,986
        3,280       (2)    Accredo Health, Inc.                                                                148,485
        36,552             Aetna, Inc.                                                                        2,829,125
        12,019             Allergan, Inc.                                                                     1,074,138
        12,892             AmerisourceBergen Corp.                                                             925,517
       146,457      (2)    Amgen, Inc.                                                                        11,679,946
        21,448             Applera Corp.                                                                       446,547
        11,004             Bard (C.R.), Inc.                                                                   734,957
        6,132              Bausch & Lomb, Inc.                                                                 519,074
        81,424             Baxter International, Inc.                                                         3,197,520
        27,228             Becton, Dickinson & Co.                                                            1,507,614
        50,234      (2)    Biogen Idec, Inc.                                                                  1,973,694
        24,004             Biomet, Inc.                                                                        915,272
        78,076      (2)    Boston Scientific Corp.                                                            2,260,300
       225,325             Bristol-Myers Squibb Co.                                                           5,628,618
        19,870             CIGNA Corp.                                                                        2,121,122
        55,908             Cardinal Health, Inc.                                                              3,330,999
        59,327      (2)    Caremark Rx, Inc.                                                                  2,644,798
        16,394    (2)(,3)  Chiron Corp.                                                                        593,955
        6,200              D & K Healthcare Resources, Inc.                                                     89,590
        11,600      (2)    Express Scripts, Inc., Class A                                                      606,680
        10,400      (2)    Fisher Scientific International, Inc.                                               697,320
        42,376      (2)    Forest Laboratories, Inc., Class A                                                 1,691,650
        23,700      (2)    Genzyme Corp.                                                                      1,763,517
        39,314      (2)    Gilead Sciences, Inc.                                                              1,761,660
        41,036             Guidant Corp.                                                                      2,823,277
        38,448             HCA, Inc.                                                                          1,893,564
        25,100             Health Management Association, Class A                                              597,380
        14,344      (2)    Hospira, Inc.                                                                       548,658
        18,531      (2)    Humana, Inc.                                                                        738,460
        22,373             IMS Health, Inc.                                                                    609,217
       342,082             Johnson & Johnson                                                                  21,879,565
        22,184      (2)    King Pharmaceuticals, Inc.                                                          247,352
        12,900      (2)    Laboratory Corporation of America Holdings                                          653,643
       130,166             Lilly (Eli) & Co.                                                                  7,330,949
        11,543             Manor Care, Inc.                                                                    438,172
        32,266             McKesson HBOC, Inc.                                                                1,451,970
        29,078      (2)    Medco Health Solutions, Inc.                                                       1,408,538
        21,237      (2)    Medimmune, Inc.                                                                     603,343
       141,283             Medtronic, Inc.                                                                    7,620,805
       260,620             Merck & Co., Inc.                                                                  8,094,857
        5,577       (2)    Millipore Corp.                                                                     341,703
        32,050      (3)    Mylan Laboratories, Inc.                                                            556,388
        2,178       (2)    PacifiCare Health Systems, Inc.                                                     165,964
        14,107             PerkinElmer, Inc.                                                                   295,965
       882,920             Pfizer, Inc.                                                                       23,397,380
        25,500    (2)(,3)  Priority HealthCare Corp., Class B                                                  700,995
        17,892             Quest Diagnostic, Inc.                                                              918,575
        18,344      (2)    Renal Care Group, Inc.                                                              861,251
       135,632             Schering Plough Corp.                                                              2,823,858
        41,708      (2)    St. Jude Medical, Inc.                                                             1,977,376
        54,302             Stryker Corp.                                                                      2,937,195
        43,805      (2)    Tenet Healthcare Corp.                                                              531,793
        20,253      (2)    Thermo Electron Corp.                                                               604,755
       156,430             UnitedHealth Group, Inc.                                                           8,181,289
        7,000       (2)    Vicuron Pharmaceuticals, Inc.                                                       197,050
        13,500      (2)    Waters Corp.                                                                        611,280
        11,083      (2)    Watson Pharmaceuticals, Inc.                                                        370,172
        73,790      (2)    Wellpoint, Inc.                                                                    5,219,905
       165,654             Wyeth                                                                              7,578,671
        28,894      (2)    Zimmer Holdings, Inc.                                                              2,379,710
                               TOTAL                                                                         175,119,109
                           Industrials--11.1%
        78,152             3M Co.                                                                             5,861,400
        30,743    (2)(,3)  Allied Waste Industries, Inc.                                                       263,775
        27,859             American Power Conversion Corp.                                                     783,116
        21,300             American Standard Cos.                                                              943,164
        9,442              Avery Dennison Corp.                                                                535,078
        99,005             Boeing Co.                                                                         6,535,320
        43,438             Burlington Northern Santa Fe Corp.                                                 2,356,511
        24,432             CSX Corp.                                                                          1,112,633
        89,476             Caterpillar, Inc.                                                                  4,823,651
       139,263             Cendant Corp.                                                                      2,974,658
        14,537             Cintas Corp.                                                                        644,425
        9,957              Cooper Industries Ltd., Class A                                                     643,023
        10,017             Cummins, Inc.                                                                       855,852
        10,449      (2)    Cuno, Inc.                                                                          751,910
        33,440             Danaher Corp.                                                                      1,854,248
        34,486             Deere & Co.                                                                        2,535,756
        6,154     (2)(,3)  Delta Air Lines, Inc.                                                                18,216
        36,923             Donnelley (R.R.) & Sons Co.                                                        1,331,074
        22,402             Dover Corp.                                                                         924,307
        16,454             Eaton Corp.                                                                        1,075,104
        48,052             Emerson Electric Co.                                                               3,161,822
        17,116             Equifax, Inc.                                                                       623,022
        39,068             FedEx Corp.                                                                        3,285,228
        6,856              Fluor Corp.                                                                         437,413
        22,158             General Dynamics Corp.                                                             2,552,380
      1,237,736            General Electric Co.                                                               42,701,892
        13,090             Goodrich (B.F.) Co.                                                                 579,102
        7,947              Grainger (W.W.), Inc.                                                               495,257
        98,618             Honeywell International, Inc.                                                      3,873,715
        10,696             ITT Industries, Inc.                                                               1,138,054
        33,409             Illinois Tool Works, Inc.                                                          2,861,481
        18,942             Ingersoll-Rand Co., Class A                                                        1,480,696
        12,175             L-3 Communications Holdings, Inc.                                                   952,450
        51,788             Lockheed Martin Corp.                                                              3,231,571
        6,100              Manpower, Inc.                                                                      291,580
        54,736             Masco Corp.                                                                        1,856,098
        10,168      (2)    Monster Worldwide, Inc.                                                             308,802
        4,863       (2)    Navistar International Corp.                                                        166,071
        59,353             Norfolk Southern Corp.                                                             2,208,525
        41,100             Northrop Grumman Corp.                                                             2,278,995
        13,038             Overnite Corp.                                                                      562,068
        19,496             PACCAR, Inc.                                                                       1,408,001
        11,689             Pall Corp.                                                                          362,008
        19,997             Parker-Hannifin Corp.                                                              1,314,203
        22,603             Pitney Bowes, Inc.                                                                 1,007,642
        51,555             Raytheon Co.                                                                       2,027,658
        23,494             Robert Half International, Inc.                                                     796,212
        16,343             Rockwell Automation, Inc.                                                           841,828
        19,843             Rockwell Collins                                                                    968,338
        6,286              Ryder Systems, Inc.                                                                 245,091
        9,638       (2)    School Specialty, Inc.                                                              452,311
        72,246             Southwest Airlines Co.                                                             1,025,171
        20,430             Textron Inc.                                                                       1,515,293
       202,492             Tyco International Ltd.                                                            6,169,931
        28,795             Union Pacific Corp.                                                                2,024,576
       129,940             United Parcel Service, Inc.                                                        9,481,722
       128,122             United Technologies Corp.                                                          6,495,785
        66,124             Waste Management, Inc.                                                             1,859,407
                               TOTAL                                                                         149,864,620
                           Information Technology--15.3%
        11,703      (2)    ADC Telecommunications, Inc.                                                        305,916
        47,012             Adobe Systems, Inc.                                                                1,393,435
        34,834      (2)    Advanced Micro Devices, Inc.                                                        699,467
        13,200      (2)    Affiliated Computer Services, Inc., Class A                                         659,604
        56,059      (2)    Agilent Technologies, Inc.                                                         1,470,988
        44,739      (2)    Altera Corp.                                                                        978,442
        41,424             Analog Devices, Inc.                                                               1,623,821
        14,403      (2)    Andrew Corp.                                                                        158,289
        94,298      (2)    Apple Computer, Inc.                                                               4,021,810
       194,610             Applied Materials, Inc.                                                            3,592,500
        28,633      (2)    Applied Micro Circuits Corp.                                                         86,185
        23,100      (2)    Aspect Communications Corp.                                                         264,033
        23,420      (2)    Autodesk, Inc.                                                                      800,730
        65,105             Automatic Data Processing, Inc.                                                    2,891,313
        37,339      (2)    Avaya, Inc.                                                                         385,712
        5,900              BEI Technologies, Inc.                                                              205,025
        44,024      (2)    BMC Software, Inc.                                                                  840,418
        34,211      (2)    Broadcom Corp.                                                                     1,463,204
        71,949      (2)    CIENA Corp.                                                                         161,166
       747,228      (2)    Cisco Systems, Inc.                                                                14,309,416
        18,330      (2)    Citrix Systems, Inc.                                                                436,804
        64,568             Computer Associates International, Inc.                                            1,772,392
        20,841      (2)    Computer Sciences Corp.                                                             954,101
        36,070      (2)    Compuware Corp.                                                                     304,070
        21,125      (2)    Comverse Technology, Inc.                                                           534,251
        17,825      (2)    Convergys Corp.                                                                     259,354
       175,300      (2)    Corning, Inc.                                                                      3,339,465
       280,499      (2)    Dell, Inc.                                                                         11,351,795
       295,728      (2)    EMC Corp. Mass                                                                     4,048,516
        34,000      (2)    Electronic Arts, Inc.                                                              1,958,400
        55,980             Electronic Data Systems Corp.                                                      1,151,509
       107,148             First Data Corp., Class                                                            4,408,069
        30,767      (2)    Fiserv, Inc.                                                                       1,365,132
        59,224      (2)    Freescale Semiconductor, Inc., Class B                                             1,525,018
        32,578    (2)(,3)  Gateway, Inc.                                                                       129,660
       361,550             Hewlett-Packard Co.                                                                8,901,361
       192,943             IBM Corp.                                                                          16,103,023
       727,880             Intel Corp.                                                                        19,754,663
        11,600    (2)(,3)  Intermix Media, Inc.                                                                135,140
        18,065      (2)    Intuit, Inc.                                                                        867,120
       167,642    (2)(,3)  JDS Uniphase Corp.                                                                  253,139
        20,185      (2)    Jabil Circuit, Inc.                                                                 629,570
        22,025             KLA-Tencor Corp.                                                                   1,138,693
        48,914      (2)    LSI Logic Corp.                                                                     477,401
        12,018      (2)    Lexmark International Group, Class A                                                753,529
        34,414             Linear Technology Corp.                                                            1,337,328
       521,388    (2)(,3)  Lucent Technologies, Inc.                                                          1,527,667
        7,644       (2)    Macromedia, Inc.                                                                    306,907
        36,441             Maxim Integrated Products, Inc.                                                    1,525,785
        12,032      (2)    Mercury Interactive Corp.                                                           473,700
        55,798      (2)    Micron Technology, Inc.                                                             662,880
      1,145,118            Microsoft Corp.                                                                    29,326,472
        19,281             Molex, Inc.                                                                         544,495
       279,421             Motorola, Inc.                                                                     5,918,137
        20,774      (2)    NCR Corp.                                                                           721,066
        28,900      (2)    NVIDIA Corp.                                                                        782,034
        44,514             National Semiconductor Corp.                                                       1,099,941
        37,461      (2)    Network Appliance, Inc.                                                             955,630
        17,098    (2)(,3)  Niku Corp.                                                                          358,545
        89,923    (2)(,3)  Novell, Inc.                                                                        546,732
        18,721      (2)    Novellus Systems, Inc.                                                              540,101
       539,513      (2)    Oracle Corp.                                                                       7,326,587
        16,295      (2)    PMC-Sierra, Inc.                                                                    160,180
        30,183      (2)    Parametric Technology Corp.                                                         208,263
        34,557             Paychex, Inc.                                                                      1,206,385
        8,666       (2)    Qlogic Corp.                                                                        269,079
       189,778             Qualcomm, Inc.                                                                     7,494,333
        6,500              SS&C Technologies, Inc.                                                             236,730
        12,886             Sabre Group Holdings, Inc.                                                          247,411
        80,201      (2)    Sanmina-SCI Corp.                                                                   383,361
        17,980             Scientific-Atlanta, Inc.                                                            692,230
        52,782             Siebel Systems, Inc.                                                                443,369
        83,705      (2)    Solectron Corp.                                                                     321,427
        30,975      (2)    Storage Technology Corp.                                                           1,137,712
       456,986      (2)    Sun Microsystems, Inc.                                                             1,754,826
        67,000      (2)    SunGard Data Systems, Inc.                                                         2,404,630
       138,880      (2)    Symantec Corp.                                                                     3,051,200
        20,341             Symbol Technologies, Inc.                                                           236,769
        8,556              Tektronix, Inc.                                                                     214,413
        88,387      (2)    Tellabs, Inc.                                                                       859,122
        16,701      (2)    Teradyne, Inc.                                                                      259,367
       192,591             Texas Instruments, Inc.                                                            6,116,690
         400        (2)    Titan Corp.                                                                          9,236
        43,722      (2)    Unisys Corp.                                                                        282,881
       122,022      (2)    Xerox Corp.                                                                        1,611,911
        31,812             Xilinx, Inc.                                                                        901,870
       137,988      (2)    Yahoo, Inc.                                                                        4,600,520
                               TOTAL                                                                         207,921,571
                           Materials--2.8%
        24,832             Air Products & Chemicals, Inc.                                                     1,483,960
        79,348             Alcoa, Inc.                                                                        2,225,711
        8,945              Allegheny Technologies, Inc.                                                        260,031
        8,020              Ashland, Inc.                                                                       492,829
        11,944             Ball Corp.                                                                          453,275
        9,676              Bemis Co., Inc.                                                                     261,252
       117,037             Dow Chemical Co.                                                                   5,611,924
       117,506             Du Pont (E.I.) de Nemours & Co.                                                    5,015,156
        5,996              Eastman Chemical Co.                                                                332,118
        25,306             Ecolab, Inc.                                                                        849,775
        11,863             Engelhard Corp.                                                                     340,349
        17,111      (3)    Freeport-McMoRan Copper & Gold, Inc., Class B                                       689,231
        30,790             Georgia-Pacific Corp.                                                              1,051,479
        9,658       (2)    Hercules, Inc.                                                                      135,212
        10,342             International Flavors & Fragrances, Inc.                                            392,169
        46,426             International Paper Co.                                                            1,467,062
        27,782             Louisiana-Pacific Corp.                                                             745,113
        25,828             MeadWestvaco Corp.                                                                  754,694
        13,300    (2)(,3)  Metals USA, Inc.                                                                    276,507
        29,177             Monsanto Co.                                                                       1,965,654
        40,413             Newmont Mining Corp.                                                               1,517,508
        19,634             Nucor Corp.                                                                        1,088,705
        18,442             PPG Industries, Inc.                                                               1,199,283
        21,708      (2)    Pactiv Corp.                                                                        478,010
        10,166             Phelps Dodge Corp.                                                                 1,082,171
        35,690             Praxair, Inc.                                                                      1,762,729
        22,858             Rohm & Haas Co.                                                                    1,052,839
        10,825      (2)    Sealed Air Corp.                                                                    574,375
        6,880              Sigma-Aldrich Corp.                                                                 441,421
        10,924             Temple-Inland, Inc.                                                                 434,666
        23,010             United States Steel Corp.                                                           981,377
        10,506             Vulcan Materials Co.                                                                737,941
        20,820             Weyerhaeuser Co.                                                                   1,436,164
                               TOTAL                                                                          37,590,690
                           Telecommunication Services--3.2%
       101,767             AT&T Corp.                                                                         2,014,986
        37,969             Alltel Corp.                                                                       2,524,938
       228,402             BellSouth Corp.                                                                    6,303,895
        18,330             CenturyTel, Inc.                                                                    630,002
        43,338             Citizens Communications Co., Class B                                                569,461
       147,642      (2)    Nextel Communications, Inc., Class A                                               5,137,942
       204,072      (2)    Qwest Communications International, Inc.                                            779,555
       380,921             SBC Communications, Inc.                                                           9,313,518
       143,986             Sprint Corp.                                                                       3,873,223
       323,854             Verizon Communications                                                             11,085,522
        11,942      (2)    Western Wireless Corp., Class A                                                     533,449
                               TOTAL                                                                          42,766,491
                           Utilities--3.2%
        69,039      (2)    AES Corp.                                                                          1,108,076
        11,843      (2)    Allegheny Energy, Inc.                                                              337,525
        20,257             Ameren Corp.                                                                       1,126,694
        36,404             American Electric Power Co., Inc.                                                  1,408,835
        22,192      (2)    CMS Energy Corp.                                                                    351,521
        47,646    (2)(,3)  Calpine Corp.                                                                       158,185
        29,414             CenterPoint Energy, Inc.                                                            404,148
        18,647             Cinergy Corp.                                                                       823,265
        27,141      (3)    Consolidated Edison Co.                                                            1,307,111
        21,124             Constellation Energy Group                                                         1,271,876
        29,867             DTE Energy Co.                                                                     1,403,749
        31,507             Dominion Resources, Inc.                                                           2,327,107
       116,232             Duke Energy Corp.                                                                  3,433,493
        42,158    (2)(,3)  Dynegy, Inc.                                                                        234,398
        52,858             Edison International                                                               2,160,835
        27,682             Entergy Corp.                                                                      2,157,535
        78,938             Exelon Corp.                                                                       4,224,762
        44,482             FPL Group, Inc.                                                                    1,918,064
        30,084             FirstEnergy Corp.                                                                  1,497,582
        14,556             KeySpan Corp.                                                                       592,284
        1,689       (3)    NICOR, Inc.                                                                          68,945
        22,780             NiSource, Inc.                                                                      553,326
        60,436             P G & E Corp.                                                                      2,274,207
        20,887             PPL Corp.                                                                          1,286,221
        3,157       (3)    Peoples Energy Corp.                                                                136,225
        10,518             Pinnacle West Capital Corp.                                                         481,724
        25,107             Progress Energy, Inc.                                                              1,120,023
        27,269             Public Service Enterprises Group, Inc.                                             1,753,397
        27,141             Sempra Energy                                                                      1,153,493
        86,586             Southern Co.                                                                       3,029,644
        18,188             TECO Energy, Inc.                                                                   344,844
        21,758             TXU Corp.                                                                          1,885,113
        36,924             Xcel Energy, Inc.                                                                   716,695
                               TOTAL                                                                          43,050,902
                               TOTAL COMMON STOCKS (IDENTIFIED COST $588,944,546)                           1,328,911,173

                           CORPORATE BONDS--0.0%
                           Healthcare--0.0%
  $    250,000             Genzyme Corp., Conv. Bond, 1.25%, 12/1/2023                                         295,298
                           Industrials--0.0%
       227,000             Tyco International Group, Company Guarantee, 3.125%, 1/15/2023                      326,244
                               TOTAL CORPORATE BONDS (IDENTIFIED COST $583,871)                                621,542

                           PREFERRED STOCKS--0.1%
                           Energy--0.1%
        7,585              Amerada-Hess Corp., Conv. Pfd., $3.50 Annual Dividend                               771,849
        5,247              Valero Energy Corp., Conv. Pfd., $0.50 Annual Dividend                              432,825
                               TOTAL PREFERRED STOCKS (IDENTIFIED COST $706,893)                              1,204,674

                           U.S. TREASURY--0.4%(4)
  $   5,490,000            United States Treasury Bill, 10/13/2005  (identified cost $5,455,044)              5,455,044

                           REPURCHASE AGREEMENT--2.7%
      24,633,000           Interest in $2,000,000,000 joint repurchase agreement with Deutsche
                           Bank Securities, Inc., 3.32%, dated 7/29/2005 to be repurchased at
                           $24,639,815 on 8/1/2005, collateralized by U.S. Government Agency
                           Obligations with various maturities to 8/1/2035, collateral market
                           value $2,049,630,426                                                               24,633,000
      11,854,000           Interest in $3,500,000,000 joint repurchase agreement with Barclays
                           Capital, Inc., 3.32%, dated 7/29/2005 to be repurchased at $11,857,280 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2032, collateral market value
                           $3,570,988,296  (held as collateral for securities lending)                        11,854,000
                               TOTAL REPURCHASE AGREEMENT (AT AMORTIZED COST)                                 36,487,000
                               TOTAL INVESTMENTS - 101.3%
                           ========================================================================
                               (IDENTIFIED COST $632,177,354)(5)                                            1,372,679,433
                               OTHER ASSETS AND LIABILITIES - NET - (1.3)%                                   (18,165,140)
                               TOTAL NET ASSSETS - 100%                                                 $   1,354,514,293


============================================================================================================================
        1  The Fund purchases Index futures contracts to efficiently manage cashflows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. The total market value of open Index futures contracts is $44,215,600 at July 31, 2005, which represents 3.3% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the Standard & Poor's 500
           Index is 100.0%.
           At July 31, 2005, the Fund had the following open futures contract:
           Expiration Date   Contracts to Receive             Position                      Unrealized Appreciation
           ----------------- -------------------------------- -------------------- ---------------------------------
           ----------------- -------------------------------- -------------------- ---------------------------------
           September 2005    143 S&P 500 Index Futures        Long                                         $566,485
           ----------------- -------------------------------- -------------------- ---------------------------------
           ---------------------------------------------------------------------------------------------------------
        2  Non-income producing security.
        3  Certain or all shares are temporarily on loan to unaffiliated broker/dealers.  As of July 31, 2005, securities subject to this type of arrangement and related collateral were as follows:
           Market Value of Securities Loaned                                             Market Value of Collateral
           ---------------------------------------------------- ----------------------------------------------------
           ---------------------------------------------------- ----------------------------------------------------
           $11,261,067                                                                                  $11,854,000
           ---------------------------------------------------- ----------------------------------------------------
           ---------------------------------------------------------------------------------------------------------
        4  Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.
        5  The cost of investments for federal tax purposes amounts to
           $632,177,354. The net unrealized appreciation of investments for federal tax purposes was $740,502,079. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $745,756,224 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,254,145.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.


Investment Valuation
Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").



The following acronym is used throughout this portfolio:

ADR               --American Depositary Receipt





FEDERATED MID-CAP INDEX FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

        Shares                                                                                                  Value

                          COMMON STOCKS -- 87.8%(1)
                          Consumer Discretionary--16.3%
 $      45,710      (2,3) 99 Cents Only Stores                                                        $        560,862
        62,426            Abercrombie & Fitch Co., Class A                                                    4,497,793
        48,800       (2)  Advance Auto Parts, Inc.                                                            3,365,248
        38,900       (2)  Aeropostale, Inc.                                                                   1,161,165
        99,962            American Eagle Outfitters, Inc.                                                     3,293,747
        48,170            American Greetings Corp., Class A                                                   1,225,444
        49,200       (2)  AnnTaylor Stores Corp.                                                              1,267,884
        58,366            Applebee's International, Inc.                                                      1,547,282
        45,913            ArvinMeritor, Inc.                                                                   875,561
        12,800       (3)  Bandag, Inc.                                                                         590,464
        46,550       (2)  Barnes & Noble, Inc.                                                                1,909,481
        78,332            Belo (A.H.) Corp., Series A                                                         1,870,568
        27,600            Blyth Industries, Inc.                                                               769,488
        24,500       (3)  Bob Evans Farms, Inc.                                                                621,320
        52,802            Borders Group, Inc.                                                                 1,310,018
        38,888            BorgWarner, Inc.                                                                    2,262,115
        47,927            Boyd Gaming Corp.                                                                   2,513,292
        61,494       (2)  Brinker International, Inc.                                                         2,515,105
        33,144            CBRL Group, Inc.                                                                    1,298,250
        54,100       (3)  Callaway Golf Co.                                                                    810,959
        72,613       (2)  CarMax, Inc.                                                                        2,121,752
        70,594       (2)  Career Education Corp.                                                              2,738,341
        35,200       (3)  Catalina Marketing Corp.                                                             842,336
        52,473       (2)  Cheesecake Factory, Inc.                                                            1,876,434
        123,776     (2,3) Chicos Fas, Inc.                                                                    4,964,655
        67,388            Claire's Stores, Inc.                                                               1,712,329
        62,176       (2)  Corinthian Colleges, Inc.                                                            853,676
        47,844      (2,3) DeVRY, Inc.                                                                          951,617
        74,832       (2)  Dollar Tree Stores, Inc.                                                            1,870,052
        49,357       (2)  Education Management Corp.                                                          1,715,156
        26,500      (2,3) Emmis Communications, Corp., Class A                                                 544,045
        33,069       (2)  Entercom Communication Corp.                                                        1,048,949
        112,900           Foot Locker, Inc.                                                                   2,822,500
        37,944       (3)  Furniture Brands International, Inc.                                                 727,007
        108,300           Gentex Corp.                                                                        1,929,906
        80,326            Gtech Holdings Corp.                                                                2,406,567
        45,800            Harman International Industries, Inc.                                               3,936,510
           7              Harrah's Entertainment, Inc.                                                           553
        54,238            Harte-Hanks                                                                         1,475,274
        35,188      (2,3) Hovnanian Enterprises, Inc., Class A                                                2,487,088
        31,844       (2)  ITT Educational Services, Inc.                                                      1,632,005
        32,731       (3)  International Speedway Corp., Class A                                               1,902,980
        50,925      (2,3) Krispy Kreme Doughnuts, Inc.                                                         367,169
        33,956      (2,3) Laureate Education, Inc.                                                            1,538,207
        49,538       (3)  Lear Corp.                                                                          2,118,740
        31,156       (3)  Lee Enterprises, Inc.                                                               1,333,788
        102,908           Lennar Corp., Class A                                                               6,922,621
        16,550            Media General, Inc., Class A                                                        1,133,675
        94,038            Michaels Stores, Inc.                                                               3,855,558
        23,500       (3)  Modine Manufacturing Co.                                                             847,645
        42,988       (2)  Mohawk Industries, Inc.                                                             3,775,206
        33,606            Neiman-Marcus Group, Inc., Class A                                                  3,310,191
        71,800      (2,3) O'Reilly Automotive, Inc.                                                           2,316,268
        50,000            Outback Steakhouse, Inc.                                                            2,329,000
        54,000       (2)  Pacific Sunwear of California                                                       1,317,060
        48,526       (2)  Payless ShoeSource, Inc.                                                             942,375
        101,476           PetSmart, Inc.                                                                      3,018,911
        61,919       (3)  Pier 1 Imports, Inc.                                                                 880,488
        66,200            Readers Digest Association, Inc., Class A                                           1,075,088
        30,450       (3)  Regis Corp. Minnesota                                                               1,271,592
        51,957       (2)  Rent-A-Center, Inc.                                                                 1,095,773
        102,325           Ross Stores, Inc.                                                                   2,711,613
        44,613            Ruby Tuesday, Inc.                                                                  1,116,217
        33,800            Ryland Group, Inc.                                                                  2,731,040
        95,899       (2)  Saks, Inc.                                                                          2,034,977
        26,781       (2)  Scholastic Corp.                                                                     990,094
        36,638       (2)  Sothebys Holdings, Inc., Class A                                                     549,936
        34,900            Thor Industries, Inc.                                                               1,249,420
        46,000      (2,3) Timberland Co., Class A                                                             1,535,480
        88,700      (2,3) Toll Brothers, Inc.                                                                 4,915,754
        42,560       (3)  Tupperware Corp.                                                                     907,805
        47,100       (2)  Urban Outfitters, Inc.                                                              2,859,441
        34,462      (2,3) Valassis Communications, Inc.                                                       1,362,972
         4,974            Washington Post Co., Class B                                                        4,420,891
        62,431            Westwood One, Inc.                                                                  1,271,719
        81,351       (2)  Williams-Sonoma, Inc.                                                               3,592,460
                               TOTAL                                                                         146,524,952
                          Consumer Staples--3.6%
        48,863       (2)  BJ's Wholesale Club, Inc.                                                           1,558,241
        43,505            Church and Dwight, Inc.                                                             1,633,613
        103,756      (2)  Dean Foods Co.                                                                      3,704,089
        49,270       (2)  Energizer Holdings, Inc.                                                            3,148,353
        77,114            Hormel Foods Corp.                                                                  2,283,346
        23,049            Lancaster Colony Corp.                                                              1,019,457
        79,151       (3)  PepsiAmericas, Inc.                                                                 2,040,513
        31,500            Ruddick Corp.                                                                        868,140
        69,407       (2)  Smithfield Foods, Inc.                                                              1,812,911
        40,644            Smucker (J.M.) Co.                                                                  1,933,435
        32,887            Tootsie Roll Industries, Inc.                                                       1,029,034
           0         (2)  TreeHouse Foods, Inc.                                                                   6
        216,273           Tyson Foods, Inc., Class A                                                          4,031,329
        18,337            Universal Corp.                                                                      874,675
        46,819       (3)  Whole Foods Market, Inc.                                                            6,391,262
                               TOTAL                                                                         32,328,404
                          Energy--7.5%
        45,900       (3)  Arch Coal, Inc.                                                                     2,612,628
        39,906       (2)  Cooper Cameron Corp.                                                                2,832,528
        42,800       (2)  Denbury Resources, Inc.                                                             2,003,040
        109,088           ENSCO International, Inc.                                                           4,404,973
        46,341       (2)  FMC Technologies, Inc.                                                              1,679,861
        41,188            Forest Oil Corp.                                                                    1,843,575
        83,667       (2)  Grant Prideco, Inc.                                                                 2,685,711
        51,900      (2,3) Hanover Compressor Co.                                                               754,626
        34,357            Helmerich & Payne, Inc.                                                             1,962,472
        125,150           Murphy Oil Corp.                                                                    6,637,956
        86,200       (2)  Newfield Exploration Co.                                                            3,662,638
        62,744       (3)  Noble Energy, Inc.                                                                  5,177,007
        25,513       (3)  Overseas Shipholding Group, Inc.                                                    1,583,082
        116,088           Patterson-UTI Energy, Inc.                                                          3,811,169
        84,426            Peabody Energy Corp.                                                                5,550,165
        104,351           Pioneer Natural Resources, Inc.                                                     4,521,529
        53,449       (2)  Plains Exploration & Production Co.                                                 2,060,459
        40,657       (3)  Pogo Producing Co.                                                                  2,237,355
        107,338      (2)  Pride International, Inc.                                                           2,792,935
        76,301            Smith International, Inc.                                                           5,183,890
        41,925            Tidewater, Inc.                                                                     1,692,512
        47,688            Western Gas Resources, Inc.                                                         1,909,428
                               TOTAL                                                                         67,599,539
                          Financials--15.7%
        57,657            AMB Property Corp.                                                                  2,651,645
        37,000       (2)  Allmerica Financial Corp.                                                           1,443,000
        26,600       (3)  AmerUs Group Co.                                                                    1,372,028
        44,344            American Financial Group, Inc.                                                      1,500,600
        101,876      (2)  Americredit Corp.                                                                   2,722,126
        89,922       (3)  Associated Banc Corp.                                                               3,062,743
        76,301            Astoria Financial Corp.                                                             2,131,850
        37,563            Bank of Hawaii Corp.                                                                1,928,860
        85,875            Berkley, W. R. Corp.                                                                3,214,301
        44,938            Brown & Brown                                                                       1,946,714
        33,294            City National Corp.                                                                 2,432,793
        97,582            Colonial BancGroup, Inc.                                                            2,270,733
        113,776      (3)  Commerce Bancorp, Inc.                                                              3,860,420
        35,100            Cullen Frost Bankers, Inc.                                                          1,758,510
        75,900            Developers Diversified Realty                                                       3,694,053
        89,612            Eaton Vance Corp.                                                                   2,201,767
        53,506            Edwards(AG), Inc.                                                                   2,370,316
        38,357            Everest Re Group Ltd.                                                               3,735,971
        125,063           Fidelity National Financial, Inc.                                                   4,927,482
        63,308            First American Financial Corp.                                                      2,782,387
        57,931            FirstMerit Corp.                                                                    1,638,868
        61,607       (3)  Gallagher (Arthur J.) & Co.
                   -------
                                                                                                              1,718,219
        36,938            Greater Bay Bancorp                                                                  968,884
        70,012            HCC Insurance Holdings, Inc.                                                        1,940,747
        112,371           Hibernia Corp., Class A                                                             3,800,387
        39,000            Highwoods Properties, Inc.                                                          1,234,350
        29,700            Horace Mann Educators Corp.                                                          593,406
        44,462            Hospitality Properties Trust                                                        1,974,113
        57,098            Independence Community Bank                                                         2,113,197
        41,931            IndyMac Bancorp, Inc.                                                               1,828,611
        46,357       (3)  Investors Financial Services Corp.                                                  1,595,608
        38,400            Jefferies Group, Inc.                                                               1,587,072
        40,138      (2,3) Labranche & Co. Inc.                                                                 304,647
        75,575            Legg Mason, Inc.                                                                    7,719,986
        68,878       (3)  Leucadia National Corp.                                                             2,724,125
        58,150            Liberty Property Trust                                                              2,609,772
        45,600            Macerich Co. (The)                                                                  3,202,032
        42,007            Mack-Cali Realty Corp.                                                              2,012,555
        54,888            Mercantile Bankshares Corp.                                                         3,053,968
        71,200            New Plan Excel Realty Trust                                                         1,949,456
        176,740      (3)  New York Community Bancorp, Inc.                                                    3,244,946
        43,900            Ohio Casualty Corp.                                                                 1,121,645
        126,451           Old Republic International Corp.                                                    3,320,603
        63,975            PMI Group, Inc.                                                                     2,619,776
        46,944            Protective Life Corp.                                                               2,044,881
        62,182            Radian Group, Inc.                                                                  3,207,348
        47,000            Raymond James Financial, Inc.                                                       1,402,950
        35,375            Rayonier, Inc.                                                                      2,017,790
        46,900            Regency Centers Corp.                                                               2,893,730
        61,801            SEI Investments, Co.                                                                2,389,227
        25,188       (2)  SVB Financial Group                                                                 1,293,152
        19,644            StanCorp Financial Group, Inc.                                                      1,696,063
        93,014            TCF Financial Corp.                                                                 2,555,095
        27,100            Texas Regional Bancshares, Inc., Class A                                             803,786
        94,427            United Dominion Realty Trust, Inc.                                                  2,403,167
        42,931            Unitrin, Inc.                                                                       2,286,076
        53,575            Waddell & Reed Financial, Inc., Class A                                             1,040,962
        58,997            Washington Federal, Inc.                                                            1,372,860
        35,600            Webster Financial Corp. Waterbury                                                   1,715,920
        62,400            Weingarten Realty Investors                                                         2,451,072
        21,900       (3)  WestAmerica Bancorp.                                                                1,199,025
        46,419            Wilmington Trust Corp.                                                              1,741,177
                               TOTAL                                                                         141,399,553
                          Healthcare--10.4%
        46,723       (2)  Advanced Medical Optics, Inc.                                                       1,942,275
        33,925       (2)  Apria Healthcare Group, Inc.                                                        1,144,290
        66,316       (2)  Barr Laboratories, Inc.                                                             3,144,705
        43,325            Beckman Coulter, Inc.                                                               2,354,281
        40,400      (2,3) Cephalon, Inc.                                                                      1,692,760
        44,869       (2)  Charles River Laboratories International, Inc.                                      2,185,120
        49,463       (2)  Community Health Systems, Inc.                                                      1,909,766
        43,519       (2)  Covance, Inc.                                                                       2,156,366
        76,056       (2)  Coventry Health Care, Inc.                                                          5,379,441
        78,600       (2)  Cytyc Corp.                                                                         1,961,856
        54,763            Dentsply International, Inc.                                                        3,053,037
        41,413       (2)  Edwards Lifesciences Corp.                                                          1,899,614
        34,900       (2)  Gen-Probe, Inc.                                                                     1,538,741
        76,984       (2)  Health Net, Inc.                                                                    2,986,979
        63,688       (2)  Henry Schein, Inc.                                                                  2,749,411
        41,725            Hillenbrand Industries, Inc.                                                        2,145,082
        26,100       (2)  INAMED Corp.                                                                        1,890,162
        19,000       (2)  Intuitive Surgical, Inc.                                                            1,318,600
        37,300       (2)  Invitrogen Corp.                                                                    3,199,221
        167,022      (2)  Ivax Corp.                                                                          4,255,721
        36,650       (2)  LifePoint Hospitals, Inc.                                                           1,713,754
        69,794       (2)  Lincare Holdings, Inc.                                                              2,815,490
        22,800      (2,3) Martek Biosciences Corp.                                                             993,852
        215,052      (2)  Millennium Pharmaceuticals, Inc.                                                    2,221,487
        71,994            Omnicare, Inc.                                                                      3,318,923
        61,296       (2)  PacifiCare Health Systems, Inc.                                                     4,670,755
        23,062       (2)  Par Pharmaceutical Cos., Inc.                                                        540,112
        94,688      (2,3) Patterson Cos., Inc.                                                                4,223,085
        48,088       (3)  Perrigo Co.                                                                          668,423
        73,632      (2,3) Protein Design Laboratories, Inc.                                                   1,678,073
        47,350       (2)  Renal Care Group, Inc.                                                              2,223,083
        74,957      (2,3) Sepracor, Inc.                                                                      3,923,999
        45,800            Steris Corp.                                                                        1,244,386
        28,100      (2,3) Techne Corp.                                                                        1,378,867
        55,743       (2)  Triad Hospitals, Inc.                                                               2,768,755
        40,769       (3)  Universal Health Services, Inc., Class B                                            2,121,619
        55,700      (2,3) VCA Antech, Inc.                                                                    1,322,318
        62,900       (3)  Valeant Pharmaceuticals International                                               1,241,017
        93,726       (2)  Varian Medical Systems, Inc.                                                        3,679,683
        24,269       (2)  Varian, Inc.                                                                         909,359
        53,227       (2)  Vertex Pharmaceuticals, Inc.                                                         848,971
                               TOTAL                                                                         93,413,439
                          Industrials--10.5%
        61,157       (2)  AGCO Corp.                                                                          1,265,338
        47,612            AMETEK, Inc.                                                                        1,961,614
        67,100            Adesa, Inc.                                                                         1,623,820
        63,600      (2,3) AirTran Holdings, Inc.                                                               727,584
        18,300       (2)  Alaska Air Group, Inc.                                                               640,134
        30,450            Alexander and Baldwin, Inc.                                                         1,628,466
        26,200      (2,3) Alliant Techsystems, Inc.                                                           1,912,600
        18,281       (3)  Banta Corp.                                                                          872,735
        39,350            Brinks Co. (The)                                                                    1,422,896
        58,944            C.H. Robinson Worldwide, Inc.                                                       3,688,126
        34,600            CNF Transportation, Inc.                                                            1,785,014
        21,744            Carlisle Cos., Inc.                                                                 1,432,060
        61,583       (2)  ChoicePoint, Inc.                                                                   2,685,019
        58,782       (2)  Copart, Inc.                                                                        1,437,808
        31,000            Corporate Executive Board Co.                                                       2,501,080
        36,994            Crane Co.                                                                           1,152,363
        37,870            Deluxe Corp.                                                                        1,514,800
        57,276            Donaldson Co., Inc.                                                                 1,866,052
        48,306       (2)  Dun & Bradstreet Corp.                                                              3,059,219
        32,806       (2)  Dycom Industries, Inc.                                                               800,466
        73,313            Expeditors International Washington, Inc.                                           4,035,881
        49,556       (3)  Fastenal Co.                                                                        3,252,856
        35,526       (3)  Federal Signal Corp.                                                                 621,705
        36,438       (2)  Flowserve Corp.                                                                     1,233,791
        33,325       (3)  GATX Corp.                                                                          1,259,685
        47,962            Graco, Inc.                                                                         1,833,587
        28,125       (3)  Granite Construction, Inc.                                                           962,438
        38,688            HNI Corp.                                                                           2,249,707
        28,744            Harsco Corp.                                                                        1,731,826
        41,624            Hubbell, Inc., Class B                                                              1,889,730
        100,576      (3)  Hunt (J.B.) Transportation Services, Inc.                                           1,974,307
          116        (2)  Information Resources, Inc.                                                            64
        39,551       (2)  Jacobs Engineering Group, Inc.                                                      2,328,763
        70,726      (2,3) Jet Blue Airways Corp.                                                              1,485,246
        22,575            Kelly Services, Inc., Class A                                                        686,732
        26,162            Kennametal, Inc.                                                                    1,243,480
        26,400      (2,3) Korn/Ferry International                                                             525,360
        63,500            Manpower, Inc.                                                                      3,035,300
        49,132            Miller Herman, Inc.                                                                 1,568,785
        23,882            Nordson Corp.                                                                        796,942
        70,226            Pentair, Inc.                                                                       2,820,978
        45,400            Precision Castparts Corp.                                                           4,085,092
           1        (2,3) Proliance International, Inc.                                                           3
        75,832      (2,3) Quanta Services, Inc.                                                                797,753
        93,414            Republic Services, Inc.                                                             3,386,258
        39,075            Rollins, Inc.                                                                        816,277
        54,744            SPX Corp.                                                                           2,675,887
         6,200       (2)  Sequa Corp., Class A                                                                 455,328
        31,169      (2,3) Stericycle, Inc.                                                                    1,811,542
        46,382      (2,3) Swift Transportation Co.                                                            1,019,940
        13,300       (3)  Tecumseh Products Co., Class A                                                       399,000
        27,362            Teleflex, Inc.                                                                      1,814,921
        40,986       (2)  Thomas & Betts Corp.                                                                1,384,097
        32,050       (3)  Trinity Industries, Inc.                                                            1,187,453
        52,869      (2,3) United Rentals, Inc.                                                                 983,363
        48,831            Werner Enterprises, Inc.                                                             926,324
        41,658      (2,3) Yellow Roadway Corp.                                                                2,204,112
        29,900            York International Corp.                                                            1,277,627
                               TOTAL                                                                         94,739,334
                          Information Technology--13.0%
        260,041      (2)  3Com Corp.                                                                           946,549
        140,433      (2)  Activision, Inc.                                                                    2,856,407
        59,757            Acxiom Corp.                                                                        1,204,701
        51,250            Adtran, Inc.                                                                        1,371,450
        22,400       (2)  Advent Software, Inc.                                                                538,272
        48,400       (2)  Alliance Data Systems Corp.                                                         2,060,388
        62,900            Amphenol Corp., Class A                                                             2,801,566
        21,700      (2,3) Anteon International Corp.                                                          1,018,815
        78,719            Arrow Electronics, Inc.                                                             2,363,144
        323,604      (2)  Atmel Corp.                                                                          757,233
        101,445      (2)  Avnet, Inc.                                                                         2,655,830
        33,875       (2)  Avocent Corp.                                                                       1,180,883
        81,900       (2)  Bisys Group, Inc.                                                                   1,288,287
        53,457       (3)  CDW Corp.                                                                           3,314,334
        37,000       (2)  CSG Systems International, Inc.                                                      690,050
        16,679      (2,3) Cabot Microelectronics Corp.                                                         501,538
        187,777      (2)  Cadence Design Systems, Inc.                                                        3,021,332
        102,070      (2)  Ceridian Corp.                                                                      2,136,325
        43,275            Certegy, Inc.                                                                       1,498,181
        57,538       (2)  Checkfree Corp.                                                                     1,948,237
        94,700       (2)  Cognizant Technology Solutions Corp.                                                4,647,876
        39,744      (2,3) CommScope, Inc.                                                                      671,276
        65,088      (2,3) Credence Systems Corp.                                                               708,808
        51,500      (2,3) Cree, Inc.                                                                          1,526,975
        94,658      (2,3) Cypress Semiconductor Corp.                                                         1,359,289
        55,238      (2,3) DST Systems, Inc.                                                                   2,803,881
        49,644            Diebold, Inc.                                                                       2,466,314
        26,400      (2,3) F5 Networks, Inc.                                                                   1,113,552
        48,832       (3)  Fair Isaac & Co., Inc.                                                              1,837,548
        80,632      (2,3) Fairchild Semiconductor International, Inc., Class A                                1,359,456
        65,761       (2)  Gartner Group, Inc., Class A                                                         681,942
        91,426            Harris Corp.                                                                        3,389,162
        58,408       (3)  Henry Jack & Associates, Inc.                                                       1,124,938
        24,169            Imation Corp.                                                                       1,047,726
        49,038       (2)  Integrated Circuit System, Inc.                                                     1,072,951
        71,958       (2)  Integrated Device Technology, Inc.                                                   831,834
        44,431       (2)  International Rectifier Corp.                                                       2,090,479
        105,013           Intersil Holding Corp.                                                              2,034,102
        42,838      (2,3) Keane, Inc.                                                                          537,189
        58,594       (2)  Kemet Corp.                                                                          491,018
        39,800      (2,3) LTX Corp.                                                                            263,078
        100,638      (2)  Lam Research Corp.                                                                  2,863,151
        76,413       (2)  Lattice Semiconductor Corp.                                                          393,527
        67,795       (2)  MPS Group, Inc.                                                                      804,049
        50,226       (2)  Macromedia, Inc.                                                                    2,016,574
        33,306       (2)  Macrovision Corp.                                                                    727,070
        114,482      (2)  McAfee, Inc.                                                                        3,594,735
        101,200     (2,3) McData Corp., Class A                                                                489,808
        49,719       (2)  Mentor Graphics Corp.                                                                462,884
        61,913       (2)  Micrel, Inc.                                                                         748,528
        149,120           Microchip Technology, Inc.                                                          4,633,158
        63,700            Moneygram International, Inc.                                                       1,340,248
        49,350            National Instruments Corp.                                                          1,354,658
        26,600       (2)  Newport Corp.                                                                        364,420
        33,262       (3)  Plantronics, Inc.                                                                   1,136,230
        27,800       (2)  Plexus Corp.                                                                         401,154
        66,731       (2)  Polycom, Inc.                                                                       1,105,733
        70,500      (2,3) Powerwave Technologies, Inc.                                                         808,635
        130,751     (2,3) RF Micro Devices, Inc.                                                               796,274
        45,651       (2)  RSA Security, Inc.                                                                   591,180
        44,038            Reynolds & Reynolds Co., Class A                                                    1,232,183
        130,114      (2)  Sandisk Corp.                                                                       4,400,455
        51,250       (2)  Semtech Corp.                                                                        940,950
        33,625      (2,3) Silicon Laboratories, Inc.                                                           984,204
        74,779       (2)  Storage Technology Corp.                                                            2,746,633
        61,875      (2,3) Sybase, Inc.                                                                        1,316,700
        105,639      (2)  Synopsys, Inc.                                                                      1,955,378
        42,200      (2,3) Tech Data Corp.                                                                     1,636,516
        56,544       (2)  Titan Corp.                                                                         1,305,601
        25,500       (2)  Transaction Systems Architects, Inc., Class A                                        682,125
        90,525       (2)  Triquint Semiconductor, Inc.                                                         340,374
        77,400      (2,3) UTStarcom, Inc.                                                                      682,668
        127,209      (2)  Vishay Intertechnology, Inc.                                                        1,783,470
        163,900     (2,3) Western Digital Corp.                                                               2,456,861
        55,700       (2)  Wind River Systems, Inc.                                                             951,913
        50,384       (2)  Zebra Technologies Corp., Class A                                                   1,964,976
                               TOTAL                                                                         116,225,939
                          Materials--3.9%
        48,244            Airgas, Inc.                                                                        1,423,198
        29,581            Albemarle Corp.                                                                     1,127,036
        38,813            Bowater, Inc.                                                                       1,312,268
        42,700            Cabot Corp.                                                                         1,476,993
        176,699           Chemtura Corp.                                                                      2,781,242
        28,926       (3)  Cytec Industries, Inc.                                                              1,312,662
        24,281       (2)  FMC Corp.                                                                           1,468,515
        29,119       (3)  Ferro Corp.                                                                          655,178
        29,800       (3)  Glatfelter (P.H.) Co.                                                                379,950
        35,500            Longview Fibre Co.                                                                   794,490
        49,700       (3)  Lubrizol Corp.                                                                      2,186,800
        155,539           Lyondell Chemical Co.                                                               4,345,760
        31,445            Martin Marietta Materials                                                           2,285,737
        14,700            Minerals Technologies, Inc.                                                          914,928
        46,894            Olin Corp.                                                                           860,505
        63,851            Packaging Corp. of America                                                          1,356,834
        21,038            Potlatch Corp.                                                                      1,215,996
        80,969       (3)  RPM, Inc.                                                                           1,518,169
        20,900      (2,3) Scotts Co.                                                                          1,638,560
        33,975       (3)  Sensient Technologies Corp.                                                          645,865
        67,323            Sonoco Products Co.                                                                 1,871,579
        28,700       (3)  Steel Dynamics, Inc.                                                                 922,992
        36,388       (3)  Valspar Corp.                                                                       1,785,195
        55,981       (3)  Worthington Industries, Inc.                                                         989,744
                               TOTAL                                                                         35,270,196
                          Telecommunication Services--0.4%
        159,690      (2)  Cincinnati Bell, Inc.                                                                724,993
        38,988       (3)  Telephone and Data System, Inc.                                                     1,553,672
        38,988            Telephone and Data System, Inc.                                                     1,489,342
                               TOTAL                                                                          3,768,007
                          Utilities--6.5%
        53,332            AGL Resources, Inc.                                                                 2,050,615
        79,113            Alliant Energy Corp.                                                                2,302,188
        62,851       (3)  Aqua America, Inc.                                                                  2,015,632
        258,300      (2)  Aquila, Inc.                                                                         960,876
        22,169            Black Hills Corp.                                                                    884,100
        93,113            DPL, Inc.                                                                           2,569,919
        52,300       (3)  Duquesne Light Holdings, Inc.                                                       1,014,620
        107,400      (3)  Energy East Corp.                                                                   2,993,238
        43,050            Equitable Resources, Inc.                                                           3,058,703
        53,044       (3)  Great Plains Energy, Inc.                                                           1,721,808
        58,324       (3)  Hawaiian Electric Industries, Inc.                                                  1,570,665
        28,806       (3)  Idacorp, Inc.                                                                        905,949
        79,576       (3)  MDU Resources Group, Inc.                                                           2,442,983
        73,776            NSTAR                                                                               2,237,626
        55,363            National Fuel Gas Co.                                                               1,683,035
        89,545            Northeast Utilities Co.                                                             1,932,381
        60,857            OGE Energy Corp.                                                                    1,848,836
        76,682       (3)  ONEOK, Inc.                                                                         2,680,036
        47,343            PNM Resources, Inc.                                                                 1,391,411
        130,257           Pepco Holdings, Inc.                                                                3,109,235
        67,857            Puget Energy, Inc.                                                                  1,586,497
        61,288            Questar Corp.                                                                       4,301,192
        77,045            SCANA Corp.                                                                         3,238,201
        88,770      (2,3) Sierra Pacific Resources                                                            1,152,235
        50,404            Vectren Corp.                                                                       1,460,708
        31,800            WGL Holdings, Inc.                                                                  1,095,510
        28,457            WPS Resources Corp.                                                                 1,643,676
        59,926            Westar Energy, Inc.                                                                 1,458,000
        85,245            Wisconsin Energy Corp.                                                              3,422,587
                               TOTAL                                                                         58,732,462
                               TOTAL COMMON STOCKS (IDENTIFIED COST $576,698,605)                            790,001,825

                          U.S. TREASURY--0.7%
       6,335,000     (4)  United States Treasury Bill, 10/13/2005 (identified cost $6,294,664)                6,294,663

                          REPURCHASE AGREEMENTS--22.4%
      53,946,000          Interest in $2,000,000,000 joint repurchase agreement with Deutsche
                          Bank Securities, Inc., 3.32%, dated 7/29/2005 to be repurchased at
                          $53,960,925 on 8/1/2005, collateralized by U.S. Government Agency
                          Obligations with various maturities to 8/1/2035, collateral market
                          value $2,049,630,426                                                               53,946,000
      50,000,000          Interest in $1,000,000,000 joint repurchase agreement with Goldman
                          Sachs & Co., 3.32%, dated 7/29/2005 to be repurchased at $50,013,833 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 12/1/2044, collateral market value
                          $1,028,633,415                                                                     50,000,000
      97,115,000          Interest in $3,500,000,000 joint repurchase agreement with Barclays
                          Capital, Inc., 3.32%, dated 7/29/2005 to be repurchased at
                          $97,141,868 on 8/1/2005, collateralized by U.S. Government Agency
                          Obligations with various maturities to 7/15/2032 collateral market
                          value $3,570,988,296 (held as collateral for securities lending)                   97,115,000
                                                                                                ----------------------------
                                                                                                ----------------------------
                               TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                               201,061,000
                               TOTAL INVESTMENTS -
                               110.9%
                                (IDENTIFIED COST $784,054,269)(5)                                            997,357,488
                               OTHER ASSETS AND LIABILITIES - NET - (10.9)%                                 (98,272,831)
                               TOTAL NET ASSETS - 100%                                                $      899,084,657

====================================================================================================================================

        1  The Fund purchases Index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is
           $109,842,800 at July 31, 2005, which represents 0.6% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is
           100.0%.
           At July 31, 2005, the Fund had the following open futures contracts:
                              Contracts                                                Unrealized
           Expiration Date    To Receive                             Position          Appreciation
           ------------------ -------------------------------------- ----------------- -----------------------------
           ------------------ -------------------------------------- ----------------- -----------------------------

           September 2005     304 S&P Mid Cap 400 Index Futures      Long              $5,028,078
           ------------------ -------------------------------------- ----------------- -----------------------------
        2  Non-income producing security.
        3  Certain shares are temporarily on loan to unaffiliated broker/dealers. As of July 31, 2005, securities subject to this type of arrangement and related collateral were as follows:
           Market Value of Securities Loaned                         Market Value of Collateral
           --------------------------------------------------------- -----------------------------------------------
           --------------------------------------------------------- -----------------------------------------------
           $94,832,866                                               $97,115,000
           --------------------------------------------------------- -----------------------------------------------
        4  Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.
        5  The cost of investments for federal tax purposes was $784,054,269.
           The net unrealized appreciation of investments for federal tax purposes was $213,303,219. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $250,928,450 and net unrealized depreciation from investments for those securities having an excess of cost over value of $37,625,231.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

Investment Valuation
Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").



FEDERATED MINI-CAP INDEX FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

        Shares or
        Principal
         Amount                                                                                                  Value

                          COMMON STOCKS--93.2%(1)
                          Consumer Discretionary--14.9%
           600    (2)(,3) 1-800 CONTACTS, Inc.                                                           $      11,970
          1,879     (2)   1-800-FLOWERS.COM, Inc.                                                               14,017
          1,051    (2,3)  4 Kids Entertainment, Inc.                                                            21,125
          3,400   (2)(,3) 99 Cents Only Stores                                                                  41,718
          1,200     (2,3)  A.C. Moore Arts & Crafts, Inc.                                                        34,476
          2,525            ADVO, Inc.                                                                             88,754
           900      (2,3)  AFC Enterprises, Inc.                                                                 12,321
          3,086           Aaron Rents, Inc.                                                                      75,730
          4,400     (2,3)  Aeropostale, Inc.                                                                    131,340
          1,431      (2)   Aftermarket Technology Co.                                                            24,828
          3,200      (2)   Alderwoods Group, Inc.                                                                51,200
          4,100     (2,3)  Alliance Gaming Corp.                                                                 62,771
          2,800     (2,3)  Alloy Online, Inc.                                                                    15,162
           700            Ambassadors Group, Inc.                                                                29,659
           700      (2,3)  America's Car-Mart, Inc.                                                              15,281
          3,600           American Axle & Manufacturing Holdings, Inc.                                           99,180
          2,400           Ameristar Casinos, Inc.                                                                70,392
          2,500      (3)  Arbitron, Inc.                                                                        103,750
          1,529      (3)  Arctic Cat, Inc.                                                                       33,363
          2,240      (2)   Argosy Gaming Corp.                                                                  104,810
          5,600           ArvinMeritor, Inc.                                                                    106,792
           900       (2)   Asbury Automotive Group, Inc.                                                         15,291
          2,200     (2,3)  Audible, Inc.                                                                         39,578
          1,698      (2)   Audiovox Corp., Class A                                                               30,589
           500      (2,3)  Avatar Holdings, Inc.                                                                 26,600
          2,817      (2)   Aztar Corp.                                                                           93,750
           900      (2,3)  BJ's Restaurants, Inc.                                                                21,834
           896            Bandag, Inc.                                                                           41,332
           900            Bassett Furniture Industries, Inc.                                                     17,595
           493       (2)   Beasley Broadcast Group, Inc., Class A                                                7,043
          1,500      (3)  Big 5 Sporting Goods Corp.                                                             41,475
          8,500     (2,3)  Big Lots, Inc.                                                                       110,245
           700       (3)  Blair Corp.                                                                            28,000
         14,600      (3)  Blockbuster, Inc.                                                                     126,582
          1,900      (2)   Blount International, Inc.                                                            33,402
          1,400     (2,3)  Blue Nile, Inc.                                                                       46,564
          1,300      (2)   Bluegreen Corp.                                                                       23,088
          2,300           Blyth Industries, Inc.                                                                 64,124
          3,263      (3)  Bob Evans Farms, Inc.                                                                  82,750
          2,900     (2,3)  Bombay Co., Inc.                                                                      14,500
           700            Bon-Ton Stores, Inc.                                                                   15,141
          2,146     (2,3)  Bright Horizons Family Solutions, Inc.                                                98,244
          1,200           Brookfield Homes Corp.                                                                 59,760
          1,850     (2,3)  Brookstone, Inc.                                                                      36,519
          1,439           Brown Shoe Co., Inc.                                                                   56,769
           624            Buckle, Inc.                                                                           26,969
           800      (2,3)  Buffalo Wild Wings, Inc.                                                              26,216
          1,100      (2)   Build-A-Bear Workshop, Inc.                                                           26,400
          1,200           Building Materials Holding Corp.                                                       99,720
          1,456      (3)  Burlington Coat Factory Warehouse                                                      59,740
          3,050      (2)   CEC Entertainment, Inc.                                                              116,845
          4,200      (3)  CKE Restaurants, Inc.                                                                  54,432
          3,594      (2)   CSK Auto Corp.                                                                        67,244
           581            CSS Industries, Inc.                                                                   21,927
          2,000     (2)(,3)Cabela's, Inc., Class A                                                               44,080
          1,400     (2,3)  Cache, Inc.                                                                           24,976
           400       (2)   California Coastal Communities, Inc.                                                  14,752
          1,900     (2,3)  California Pizza Kitchen, Inc.                                                        58,140
          5,900           Callaway Golf Co.                                                                      88,441
          1,300           Carmike Cinemas, Inc.                                                                  39,234
          1,300      (2)   Carter's, Inc.                                                                        79,105
          2,700     (2,3)  Casual Male Retail Group, Inc.                                                        19,197
          4,200      (3)  Catalina Marketing Corp.                                                              100,506
          2,437           Cato Corp., Class A                                                                    51,567
          6,098      (2)   Champion Enterprises, Inc.                                                            73,542
           735       (3)  Charles & Colvard Ltd.                                                                 20,088
          1,200     (2,3)  Charlotte Russe Holdings, Inc.                                                        17,628
          9,671     (2,3)  Charming Shoppes, Inc.                                                               113,441
         26,900     (2,3)  Charter Communications, Inc., Class A                                                 36,315
           600            Cherokee, Inc.                                                                         21,414
          1,521     (2,3)  Children's Place Retail Stores, Inc.                                                  69,510
          3,025           Christopher & Banks Corp.                                                              57,173
           585            Churchill Downs, Inc.                                                                  27,109
          2,700      (2)   Citadel Broadcasting Corp.                                                            33,156
           700       (2)   Citi Trends, Inc.                                                                     19,285
          1,125           Coachmen Industries, Inc.                                                              14,827
          2,964     (2,3)  Coldwater Creek, Inc.                                                                 82,073
           600       (2)   Comstock Homebuilding Cos., Inc.                                                      16,905
           200      (2,3)  Conn's, Inc.                                                                          5,358
          5,100      (3)  Cooper Tire & Rubber Co.                                                              102,612
          6,900     (2,3)  Corinthian Colleges, Inc.                                                             94,737
          2,050      (2)   Cost Plus, Inc.                                                                       46,187
           750            Courier Corp.                                                                          30,427
          2,500      (2)   Cox Radio, Inc., Class A                                                              39,375
          1,171     (2,3)  Crown Media Holdings, Inc., Class A                                                   10,680
          3,918     (2,3)  Cumulus Media, Inc., Class A                                                          49,445
           900      (2,3)  Dave & Buster's, Inc.                                                                 16,992
          4,400      (2)   DeVRY, Inc.                                                                           87,516
           300            Deb Shops, Inc.                                                                        7,200
          1,100     (2,3)  Deckers Outdoor Corp.                                                                 30,800
          6,000     (2,3)  Denny's Corp.                                                                         33,720
           500      (2,3)  Design Within Reach, Inc.                                                             9,325
           500       (2)   Dixie Group, Inc.                                                                     9,055
          2,150           Domino's Pizza, Inc.                                                                   53,793
           747            Dover Downs Gaming & Entertainment, Inc.                                               10,398
          1,369      (3)  Dover Motorsports, Inc.                                                                8,214
          2,134     (2,3)  Dress Barn, Inc.                                                                      52,027
           600       (2)   Drew Industries, Inc.                                                                 26,730
          4,200     (2,3)  Drugstore.com, Inc.                                                                   14,658
           800       (2)   Earle M. Jorgensen Co.                                                                7,360
           900       (2)   Educate, Inc.                                                                         13,909
          4,500     (2,3)  Emmis Communications, Corp., Class A                                                  92,385
          2,600      (2)   Entercom Communication Corp.                                                          82,472
          5,100     (2,3)  Entravision Communications Corp.                                                      43,605
           400       (3)  Escalade, Inc.                                                                         5,504
          2,800      (3)  Ethan Allen Interiors, Inc.                                                            92,400
           100       (2)   F.A.O., Inc.                                                                            0
          1,100     (2,3)  FTD Group, Inc.                                                                       12,595
          3,000           Finish Line, Inc., Class A                                                             54,270
           500       (2)   Fisher Communications, Inc.                                                           22,640
          4,474     (2,3)  Fleetwood Enterprises, Inc.                                                           50,780
          4,000     (2,3)  Fossil, Inc.                                                                          95,160
          3,203      (3)  Freds, Inc.                                                                            61,818
          3,900      (3)  Furniture Brands International, Inc.                                                   74,724
          2,100      (2)   GSI Commerce, Inc.                                                                    39,291
          1,096      (2)   Game Group PLC                                                                        70,867
          3,600      (2)   GameStop Corp.                                                                       115,200
          2,978      (2)   Gaylord Entertainment Co.                                                            142,765
         18,100      (2)   Gemstar-TV Guide International, Inc.                                                  55,748
          1,854      (2)   Genesco, Inc.                                                                         69,099
          1,500           Goody's Family Clothing, Inc.                                                          11,610
          3,500           Gray Television, Inc.                                                                  44,975
          1,900     (2,3)  Great Wolf Resorts, Inc.                                                              25,821
           500      (2)(,3)Greg Manning Auctions, Inc.                                                           7,000
          1,545      (2)   Group 1 Automotive, Inc.                                                              44,867
          1,045     (2,3)  Guess ?, Inc.                                                                         24,453
          2,197     (2,3)  Guitar Center, Inc.                                                                  141,915
          3,000     (2,3)  Gymboree Corp.                                                                        50,640
          1,729           Handleman Co.                                                                          30,638
          4,100     (2,3)  Harris Interactive, Inc.                                                              16,523
          1,300     (2,3)  Hartmarx Corp.                                                                        13,286
          1,448           Haverty Furniture Cos., Inc.                                                           19,360
          3,800      (2)   Hayes Lemmerz International, Inc.                                                     29,792
          1,825      (2)   Hibbett Sporting Goods, Inc.                                                          73,055
          4,700      (3)  Hollinger International, Inc.                                                          46,765
           500            Hooker Furniture Corp.                                                                 8,940
          3,966      (2)   Hot Topic, Inc.                                                                       67,581
          1,595           IHOP Corp.                                                                             70,052
          3,200     (2,3)  Innovo Group, Inc.                                                                    7,360
          4,300     (2,3)  Insight Communication Co.                                                             49,751
          3,896      (2)   Insight Enterprises, Inc.                                                             79,478
          3,705      (2)   Interface, Inc.                                                                       37,828
          1,423     (2,3)  Isle of Capri Casinos, Inc.                                                           39,844
          1,850      (2)   J. Jill Group, Inc.                                                                   30,173
          2,343     (2,3)  JAKKS Pacific, Inc.                                                                   40,159
          2,937      (2)   Jack in the Box, Inc.                                                                111,753
          3,000           Jackson Hewitt Tax Service, Inc.                                                       75,930
          3,525     (2,3)  Jarden Corp.                                                                         135,219
          1,840      (2)   Jo-Ann Stores, Inc.                                                                   50,637
          1,062      (2)   Jos A. Bank Clothiers, Inc.                                                           48,533
          1,600           Journal Communications, Inc., Class A                                                  25,600
          3,319      (2)   Journal Register Co.                                                                  61,800
          2,000           K-Swiss, Inc., Class A                                                                 67,540
          3,200     (2,3)  K2, Inc.                                                                              42,560
          2,239           Kellwood Co.                                                                           54,430
           769       (3)  Kenneth Cole Productions, Inc., Class A                                                22,893
          1,600      (2)   Keystone Automotive Industries, Inc.                                                  42,224
          1,796           Kimball International, Inc., Class B                                                   24,210
          4,400     (2,3)  Krispy Kreme Doughnuts, Inc.                                                          31,724
          1,400     (2,3)  LKQ Corp.                                                                             43,120
         14,768      (2)   La Quinta Properties, Inc.                                                           132,912
          4,200       3   La-Z Boy Chair Co.                                                                     56,154
          1,600     (2,3)  Lakes Gaming, Inc.                                                                    26,720
          1,663           Landry's Seafood Restaurants, Inc.                                                     51,802
          2,300     (2)(,3)Leapfrog Enterprises, Inc.                                                            28,681
          1,325           Levitt Corp.                                                                           42,440
          1,249           Libbey, Inc.                                                                           21,920
          1,290      (3)  Liberty Corp.                                                                          49,858
          1,550      (2)   Life Time Fitness, Inc.                                                               52,080
           600       (3)  Lifetime Brands, Inc.                                                                  13,506
          2,800     (2)(,3)Lin TV Corp., Class A                                                                 39,816
          3,682      (2)   Linens 'N Things, Inc.                                                                96,652
          1,200      (3)  Lithia Motors, Inc., Class A                                                           37,380
          1,058      (2)   Lodgenet Entertainment                                                                17,298
          1,600      (2)   Lodgian, Inc.                                                                         16,592
          1,809      (3)  Lone Star Steakhouse & Saloon                                                          54,379
          2,500      (2)   Luby's, Inc.                                                                          35,250
          1,000      (3)  M/I Schottenstein Homes, Inc.                                                          59,620
          2,400      (2)   MTR Gaming Group, Inc.                                                                25,368
          3,000     (2)(,3)Magna Entertainment Corp., Class A                                                    20,670
          1,517      (3)  Marcus Corp.                                                                           32,585
          1,000      (3)  Marine Products Corp.                                                                  14,100
           900       (2)   MarineMax, Inc.                                                                       29,934
          1,996     (2)(,3)Martha Stewart Living Omnimedia                                                       53,293
          2,592           Matthews International Corp., Class A                                                 101,088
          6,000           Maytag Corp.                                                                          101,220
           100       (2)   McCormick & Schmick's Seafood Restaurants, Inc.                                       1,818
          1,600           Media General, Inc., Class A                                                          109,600
          5,000      (2)   Mediacom Communications Corp.                                                         34,950
          1,589      (2)   Midas, Inc.                                                                           36,754
          2,200      (2)   Mikohn Gaming Corp.                                                                   30,800
          2,521           Modine Manufacturing Co.                                                               90,932
          2,079      (3)  Monaco Coach Corp.                                                                     36,382
           400      (2)(,3)Monarch Casino & Resort, Inc.                                                         7,880
           800       (2)   Monro Muffler Brake, Inc.                                                             23,120
           600       (2)   Morningstar, Inc.                                                                     16,290
          1,200      (3)  Movado Group, Inc.                                                                     23,184
          2,275      (3)  Movie Gallery, Inc.                                                                    57,057
          2,300     (2)(,3)Multimedia Games, Inc.                                                                24,104
           436            National Presto Industries, Inc.                                                       19,441
          2,100     (2)(,3)Navarre Corp.                                                                         14,973
          3,300     (2)(,3)NetFlix, Inc.                                                                         61,248
           700       (2)   New York & Company                                                                    16,478
           600       (3)  Noble International Ltd.                                                               16,044
          1,400      (2)   Nutri/System, Inc.                                                                    32,578
          2,221     (2)(,3)O' Charleys, Inc.                                                                     39,778
          1,900           Oakley, Inc.                                                                           35,492
           200       (3)  Orleans Homebuilders, Inc.                                                             5,394
          1,000     (2)(,3)Overstock.com, Inc.                                                                   43,290
          1,100           Oxford Industries, Inc.                                                                51,711
          2,210     (2)(,3)P. F. Chang's China Bistro, Inc.                                                     125,948
          4,900      (2)   PETCO Animal Supplies, Inc.                                                          136,563
          5,700      (2)   Pacific Sunwear of California                                                        139,023
          1,143     (2)(,3)Palm Harbor Homes, Inc.                                                               22,140
          1,153     (2)(,3)Papa Johns International, Inc.                                                        49,694
           900       (2)   Party City Corp.                                                                      13,104
          5,400      (2)   Payless ShoeSource, Inc.                                                             104,868
          4,656           Pep Boys-Manny Moe & Jack                                                              63,275
          1,200     (2,3)  Perry Ellis International, Inc.                                                       28,848
          2,095           Phillips Van Heusen Corp.                                                              71,020
          6,300      (3)  Pier 1 Imports, Inc.                                                                   89,586
          3,211     (2)(,3Pinnacle Entertainment, Inc.                                                           69,358
          1,440     (2)(,3)Playboy Enterprises, Inc., Class B                                                    19,354
          1,031      (3)  Pre-Paid Legal Services, Inc.                                                          48,715
          2,300      (2)   Prestige Brands Holdings, Inc.                                                        25,875
          2,050     (2)(,3)Priceline.com, Inc.                                                                   50,922
         11,900     (2)(,3)Primedia, Inc.                                                                        50,694
            0        (2)   Proliance International, Inc.                                                           1
          2,016      (2)   ProQuest Co.                                                                          69,854
           400      (2)(,3)Provide Commerce, Inc.                                                                9,460
          4,600     (2)(,3)Quantum Fuel Systems Technologies Worldwide, Inc.                                     20,700
           300       (2)   R&B, Inc.                                                                             3,798
          1,400      (2)   RC2 Corp.                                                                             57,134
          1,600     (2)(,3)RCN Corp.                                                                             38,688
          7,400     (2)(,3)Radio One, Inc.                                                                       97,754
          2,795      (2)   Rare Hospitality International, Inc.                                                  87,092
          8,500           Readers Digest Association, Inc., Class A                                             138,040
          1,300     (2)(,3)Red Robin Gourmet Burgers                                                             78,052
          2,816      (2)   Regent Communications, Inc.                                                           16,530
          3,400       3   Regis Corp. Minnesota                                                                 141,984
          2,053     (2)(,3)Rent-Way, Inc.                                                                        19,976
          2,800      (2)   Restoration Hardware, Inc.                                                            22,736
           800      (2)(,3)Retail Ventures, Inc.                                                                 11,032
           400      (2)(,3)Riviera Holdings Corp.                                                                9,040
          4,800      (3)  Ruby Tuesday, Inc.                                                                    120,096
          1,070      (3)  Russ Berrie & Co., Inc.                                                                17,120
          2,691           Russell Corp.                                                                          50,914
          3,354      (2)   Ryans Restaurant Group, Inc.                                                          43,703
          1,261      (2)   Saga Communications, Inc., Class A                                                    18,032
           833       (2)   Salem Communications Corp.                                                            16,735
           776            Sauer-Danfoss, Inc.                                                                    15,272
          2,600      (2)   Scholastic Corp.                                                                      96,122
          2,900     (2)(,3)Select Comfort Corp.                                                                  61,799
          1,400      (2)   Sharper Image Corp.                                                                   20,216
           600       (2)   Shoe Carnival, Inc.                                                                   14,862
          2,517      (2)  Shopko Stores, Inc.                                                                    64,058
          3,150     (2)(,3)Shuffle Master, Inc.                                                                  84,514
          4,431           Sinclair Broadcast Group, Inc.                                                         39,879
          7,400     (2)(,3Six Flags, Inc.                                                                        38,850
          1,836     (2)(,3)Skechers USA, Inc., Class A                                                           30,184
           525            Skyline Corp.                                                                          22,050
          2,400           Sonic Automotive, Inc.                                                                 55,920
          3,641      (2)   Sothebys Holdings, Inc., Class A                                                      54,651
          3,300     (2)(,3)Source Information Management Co.                                                     41,052
          3,924     (2)(,3)Spanish Broadcasting System, Inc.                                                     33,746
          1,136      (3)  Speedway Motorsports, Inc.                                                             44,861
          2,080     (2)(,3)Sports Authority, Inc.                                                                66,144
          1,700      (2)   Stage Stores, Inc.                                                                    75,089
          1,608     (2)(,3)Stamps.com, Inc.                                                                      28,815
          1,000      (3)  Standard Motor Products, Inc.                                                          14,000
          1,400           Stanley Furniture Co., Inc.                                                            40,152
          1,961           Stein Mart, Inc.                                                                       44,495
           600       (2)   Steinway Musical Instruments                                                          17,874
          1,070      (2)   Steven Madden Ltd.                                                                    23,914
          8,560           Stewart Enterprises, Inc., Class A                                                     64,286
           300       (2)   Strattec Security Corp.                                                               19,200
          1,300           Strayer Education, Inc.                                                               127,959
          3,119           Stride Rite Corp.                                                                      43,666
          1,752      (3)  Sturm Ruger & Co., Inc.                                                                19,605
          2,000     (2)(,3)Sunterra Corp.                                                                        28,160
          1,791      (3)  Superior Industries International, Inc.                                                41,802
           200       (2)   Systemax, Inc.                                                                        1,392
          1,800      (2)   TBC Corp.                                                                             51,066
          1,600           Talbots, Inc.                                                                          54,672
           762       (3)  Technical Olympic USA, Inc.                                                            21,504
          3,500      (2)   Tenneco Automotive, Inc.                                                              66,010
          1,400      (2)   Texas Roadhouse, Inc.                                                                 52,668
           300            The Anderson's, Inc.                                                                   12,483
          2,663      (3)  The Nautilus Group, Inc.                                                               74,191
          1,200     (2)(,3)The Pantry, Inc.                                                                      51,144
          1,969     (2)(,3The Steak 'n Shake Co.                                                                 42,629
           800            Thomas Nelson, Inc.                                                                    18,272
          2,936           Thor Industries, Inc.                                                                 105,109
          5,431     (2)(,3)TiVo, Inc.                                                                            33,944
          2,826      (2)   Too, Inc.                                                                             72,883
          2,800      (2)   Tractor Supply Co.                                                                   157,416
          1,714      (2)   Trans World Entertainment Corp.                                                       17,997
          3,042      (3)  Triarc Cos., Inc., Class B                                                             47,790
          2,108      (3)  Tuesday Morning Corp.                                                                  74,433
          4,296           Tupperware Corp.                                                                       91,634
           700            Unifirst Corp.                                                                         31,157
          1,817           United Auto Group, Inc.                                                                64,231
          1,108     (2)(,3)Universal Electronics, Inc.                                                           20,166
          1,500      (2)   Universal Technical Institute, Inc.                                                   48,600
          2,143     (2)(,3)Vail Resorts, Inc.                                                                    60,883
          4,200     (2)(,3)Valassis Communications, Inc.                                                        166,110
           74             Value Line, Inc.                                                                       2,762
          2,167     (2)(,3)Valuevision International, Inc., Class A                                              25,657
           928      (2)(,3)Vertrue, Inc.                                                                         36,795
         10,400      (2)   Visteon Corp.                                                                         92,560
          2,700     (2)(,3)WCI Communities, Inc.                                                                 91,692
          1,556     (2)(,3)WMS Industries, Inc.                                                                   50,710
           800       (2)   WPT Enterprises, Inc.                                                                 17,292
          3,700      (2)   Warnaco Group, Inc.                                                                   90,095
          1,500     (2)(,3)West Marine, Inc.                                                                     30,090
           300      (2)(,3)William Lyon Homes, Inc.                                                              37,620
           700       (2)   Wilsons The Leather Experts, Inc.                                                     4,851
          2,424      (3)  Winnebago Industries, Inc.                                                             93,542
          5,090           Wolverine World Wide, Inc.                                                            111,980
           997            World Wrestling Entertainment, Inc.                                                    12,253
           300       (2)   Xerium Technologies, Inc.                                                             3,735
          3,686      (3)  Yankee Candle Co., Inc., The                                                          111,686
          4,200      (2)   Zale Corp.                                                                           142,800
           500       (2)   Zumiez Inc.                                                                           17,100
            1             Bebe stores, Inc.                                                                        14
                               TOTAL                                                                           15,716,140
                          Consumer Staples--2.8%
           300       (3)  Alico, Inc.                                                                            16,794
          7,000      (3)  Alliance One International, Inc.                                                       42,420
          1,043      (3)  American Italian Pasta Co., Class A                                                    21,955
           100            Arden Group, Inc., Class A                                                             8,641
           100       (2)   Aurora Foods, Inc.                                                                      0
          4,054           Casey's General Stores, Inc.                                                           88,215
          1,250     (2,3)  Central European Distribution Corp.                                                   46,662
          1,500     (2,3)  Central Garden & Pet Co.                                                              75,255
          1,600     (2,3)  Chattem, Inc.                                                                         72,896
          3,400      (3)  Chiquita Brands International                                                         102,612
           342            Coca-Cola Bottling Co.                                                                 17,993
          5,996           Corn Products International, Inc.                                                     144,324
          5,100      (2)   Darling International, Inc.                                                           19,941
          3,004           Delta & Pine Land Co.                                                                  80,357
          2,000      (2)   Elizabeth Arden, Inc.                                                                 48,180
           510            Farmer Brothers Co.                                                                    11,959
          4,275      (3)  Flowers Foods, Inc.                                                                   107,687
          3,800     (2,3)  Gold Kist, Inc.                                                                       77,520
          1,647     (2,3)  Great Atlantic & Pacific Tea Co., Inc.                                                47,187
           100       (2)   Green Mountain Coffee, Inc.                                                           3,505
          2,566      (2)   Hain Celestial Group, Inc.                                                            50,884
           700      (2,3)  Hansen Natural Corp.                                                                  64,680
          1,690           Ingles Markets, Inc., Class A                                                          26,702
           500       (3)  Inter Parfums, Inc.                                                                    9,892
           500            J&J Snack Foods Corp.                                                                  29,420
          2,200           Lancaster Colony Corp.                                                                 97,306
          2,795           Lance, Inc.                                                                            50,534
          2,353      (3)  Longs Drug Stores Corp.                                                               102,097
           900       (2)   M & F Worldwide Corp.                                                                 12,231
          1,300      (3)  Mannatech, Inc.                                                                        23,335
           300       (2)  Maui Land & Pineapple Co., Inc.                                                        11,340
          4,200      (2)   NBTY, Inc.                                                                           101,640
          1,200      (3)  Nash Finch Co.                                                                         49,476
           600       (2)   National Beverage Corp.                                                               4,950
          1,200           Natures Sunshine Products, Inc.                                                        23,940
          4,507           Nu Skin Enterprises, Inc., Class A                                                    106,455
           600      (2)(,3)Parlux Fragrances, Inc.                                                               19,056
          3,000      (2)   Pathmark Stores, Inc.                                                                 33,420
          1,400      (2)   Peet's Coffee & Tea, Inc.                                                             47,894
          3,800      (2)   Performance Food Group Co.                                                           114,114
          2,825     (2)(,3)Playtex Products, Inc.                                                                30,114
          2,667     (2)(,3)Ralcorp Holdings, Inc.                                                               114,681
         11,655     (2)(,3)Revlon, Inc., Class A                                                                 43,590
          2,764           Ruddick Corp.                                                                          76,176
          1,200           Sanderson Farms, Inc.                                                                  51,708
           600       (2)   Sanfilippo (John B. & Sons), Inc.                                                     13,632
           33             Seaboard Corp.                                                                         56,727
          1,069      (2)   Smart & Final, Inc.                                                                   14,934
          2,100      (2)   Spartan Stores, Inc.                                                                  25,620
          3,400     (2)(,3)Star Scientific, Inc.                                                                 15,266
          1,200     (2,3)  The Boston Beer Co., Inc., Class  A                                                   26,016
          1,700           Tootsie Roll Industries, Inc.                                                          53,193
          2,848      (3)  Topps Co.                                                                              29,220
           800      (2)(,3)USANA, Inc.                                                                           38,808
          3,572      (2)   United Natural Foods, Inc.                                                           120,448
          2,288           Universal Corp.                                                                       109,138
          2,479      (3)  Vector Group Ltd.                                                                      48,117
          1,649      (3)  WD 40 Co.                                                                              47,376
          1,100      (3)  Weis Markets, Inc.                                                                     44,880
          2,728     (2)(,3)Wild Oats Markets, Inc.                                                               36,637
                               TOTAL                                                                           3,009,750
                          Energy--5.4%
          1,200      (2)   ATP Oil & Gas Corp.                                                                   33,744
          2,400     (2,3)  Alpha Natural Resources, Inc.                                                         67,200
          1,053      (2)   Atlas America, Inc.                                                                   44,133
           942       (2)   Atwood Oceanics, Inc.                                                                 64,216
          1,397           Berry Petroleum Co., Class A                                                           79,643
          1,000     (2,3)  Bill Barrett Corp.                                                                    31,990
           500      (2,3)  Bois d'Arc Energy, Inc.                                                               7,630
          1,900      (2)   Brigham Exploration Co.                                                               17,347
          4,176           Cabot Oil & Gas Corp., Class A                                                        169,212
          3,278      (2)   Cal Dive International, Inc.                                                         194,123
          1,000     (2,3)  Callon Petroleum Corp.                                                                18,210
          1,068       3   Carbo Ceramics, Inc.                                                                   92,799
          1,900     (2,3)  Carrizo Oil & Gas, Inc.                                                               38,190
          3,900     (2,3)  Cheniere Energy, Inc.                                                                132,561
          6,781      (2)   Cimarex Energy Co.                                                                   284,395
           500       (2)   Clayton Williams Energy, Inc.                                                         16,780
          2,946      (2)   Comstock Resources, Inc.                                                              81,575
           300       (3)  Crosstex Energy, Inc.                                                                  17,820
          3,000     (2,3)  Delta Petroleum Corp.                                                                 52,710
           581      (2,3)  Dril-Quip, Inc.                                                                       19,301
          1,900      (2)   Edge Petroleum Corp.                                                                  33,326
          3,600     (2,3)  Encore Aquisition Co.                                                                113,544
          2,900     (2,3)  Endeavour International Corp.                                                         11,281
          2,300      (2)   Energy Partners Ltd.                                                                  60,858
          3,400     (2,3)  FX Energy, Inc.                                                                       33,966
          1,900           Foundation Coal Holdings, Inc.                                                         63,175
          4,634           Frontier Oil Corp.                                                                    129,845
          3,500      (2)   Gasco Energy, Inc.                                                                    13,825
          1,300      (2)   Giant Industries, Inc.                                                                50,986
          7,600      (2)   Global Industries Ltd.                                                                74,556
          1,200     (2,3)  Goodrich Petroleum Corp.                                                              26,316
         15,098     (2,3)  Grey Wolf, Inc.                                                                      115,802
          1,039           Gulf Island Fabrication, Inc.                                                          22,952
          1,200     (2,3)  Gulfmark Offshore, Inc.                                                               33,048
          6,100     (2,3)  Hanover Compressor Co.                                                                88,694
          3,000     (2,3)  Harvest Natural Resources, Inc.                                                       27,390
          1,800           Holly Corp.                                                                            84,276
           800      (2,3)  Hornbeck Offshore Services, Inc.                                                      23,920
          1,700      (2)   Hydril Co.                                                                           109,072
          5,464     (2,3)  Input/Output, Inc.                                                                    39,559
           800       (2)   James River Coal Co.                                                                  37,672
          4,000     (2,3)  KCS Energy, Inc.                                                                      78,560
          4,300     (2,3)  KFX, Inc.                                                                             74,261
          2,368      (2)   Lone Star Technologies, Inc.                                                         120,839
          1,100       3   Lufkin Industries, Inc.                                                                53,130
           900        3   Maritrans, Inc.                                                                        23,823
          3,403      (2)   Maverick Tube Corp.                                                                  112,878
          2,000     (2)(,3)McMoRan Exploration Co.                                                               35,320
          6,986      (2)   Meridian Resource Corp.                                                               35,349
          3,300      (2)   Mission Resources Corp.                                                               28,067
           800            NGP Capital Resources Co.                                                              12,120
          1,591     (2)(,3)NS Group, Inc.                                                                        67,538
          6,783      (2)   Newpark Resources, Inc.                                                               57,384
          2,292      (2)   Oceaneering International, Inc.                                                       98,327
          1,909      (2)  Offshore Logistics, Inc.                                                               68,724
          2,900      (2)   Oil States International, Inc.                                                        85,782
          3,300     (2)(,3)Parallel Petroleum Corp.                                                              36,531
          7,737      (2)   Parker Drilling Co.                                                                   57,254
          1,422      (3)  Penn Virginia Corp.                                                                    76,717
          3,700      (2)   PetroQuest Energy, Inc.                                                               27,010
          2,700      (2)   Petrohawk Energy Corp.                                                                29,754
          1,600      (2)   Petroleum Development Corp.                                                           59,904
          1,100      (2)   Pioneer Drilling Co.                                                                  16,588
          1,141           RPC Energy Services, Inc.                                                              22,238
          1,900      (2)   Remington Oil & Gas Corp.                                                             74,879
          1,100           Resource America, Inc., Class A                                                        19,899
          1,641      (2)   SEACOR SMIT, Inc.                                                                    108,680
          2,010      (2)   Spinnaker Exploration Co.                                                             78,872
          4,916      (3)  St. Mary Land & Exploration Co.                                                       155,346
          2,131      (2)   Stone Energy Corp.                                                                   113,391
          5,719      (2)   Superior Energy Services, Inc.                                                       122,043
          2,323      (2)   Swift Energy Co.                                                                      94,732
          3,100     (2)(,3)Syntroleum Corp.                                                                      32,426
          2,100      (2)   Tetra Technologies, Inc.                                                              83,727
          2,120      (2)   The Houston Exploration Co.                                                          122,515
           300       (2)   Tipperary Corp.                                                                       2,196
          4,200      (2)   Todco, Class A                                                                       128,982
          1,400     (2)(,3)Toreador Resources Corp.                                                              40,642
          3,702      (2)   Transmontaigne, Co.                                                                   45,572
          1,300     (2)(,3)Tri-Valley Corp.                                                                      11,687
          6,883           USEC, Inc.                                                                            107,994
          1,367      (2)   Universal Compression Holdings, Inc.                                                  55,432
          2,759     (2)(,3)Veritas DGC, Inc.                                                                     84,977
          1,000           W&T Offshore, Inc.                                                                     27,890
          2,400      (2)   W-H Energy Services, Inc.                                                             75,360
          1,500     (2)(,3)Warren Resources, Inc.                                                                16,320
          2,200      (2)   Whiting Petroleum Corp.                                                               87,890
          1,800      (3)  World Fuel Services Corp.                                                              44,190
                               TOTAL                                                                           5,671,382
                          Financials--20.3%
           958            1st Source Corp.                                                                       24,142
          2,300      (3)  21st Century Insurance Group                                                           35,075
           980       (3)  ABC Bancorp                                                                            19,600
           900      (2,3)  ACE Cash Express, Inc.                                                                21,177
          1,000           ASTA Funding, Inc.                                                                     26,750
          3,300           Aames Investment Corp.                                                                 30,492
          2,800           Acadia Realty Trust                                                                    53,200
          1,600     (2,3)  Accredited Home Lenders Holding, Co.                                                  76,016
          5,500      (3)  Advance America Cash Advance, Inc.                                                     86,515
          1,600           Advanta Corp., Class B                                                                 47,856
           950       (3)  Affirmative Insurance Holdings, Inc.                                                   16,207
          2,100           Affordable Residential Communities                                                     27,468
           300            Agree Realty Corp.                                                                     9,195
           996            Alabama National Bancorp                                                               69,073
           119       (2)   Alexander's, Inc.                                                                     33,201
          1,850           Alexandria Real Estate Equities, Inc.                                                 148,832
          2,662           Alfa Corp.                                                                             43,604
          1,980      (3)  Amcore Financial, Inc.                                                                 62,647
          5,690           Amegy Bancorp., Inc.                                                                  129,618
          1,500           American Campus Communities, Inc.                                                      37,575
          2,900      (3)  American Equity Investment Life Holding Co.                                            32,422
          2,762           American Home Mortgage Investment Corp.                                               106,088
           900       (2)   American Physicians Capital, Inc.                                                     35,865
          1,360     (2,3)  AmericanWest Bancorp.                                                                 31,144
           300        3   Ames National Corp.                                                                    11,295
          2,088           Amli Residential Properties Trust                                                      67,422
          1,805      (3)  Anchor Bancorp Wisconsin, Inc.                                                         57,652
          4,300           Anthracite Capital, Inc.                                                               51,385
          3,800           Anworth Mortgage Asset Corp.                                                           35,720
          4,992           Apollo Investment Corp.                                                                89,806
           700            Arbor Realty Trust, Inc.                                                               21,560
          2,400     (2,3)  Archipelago Holdings, Inc.                                                            96,960
          1,323           Ares Capital Corp.                                                                     23,734
          2,269      (2)   Argonaut Group, Inc.                                                                  54,524
           682            Arrow Financial Corp.                                                                  19,846
          3,800      (3)  Ashford Hospitality Trust                                                              45,182
          2,650      (2)   BFC Financial Corp., Class A                                                          23,373
           800            BKF Capital Group, Inc.                                                                27,272
           973            Baldwin & Lyons, Inc., Class B                                                         26,514
           200       (3)  Bank Corp.                                                                             2,122
           289            BancFirst Corp.                                                                        24,649
           300            BancTrust Financial Group, Inc.                                                        6,324
           730       (2)   Bancorp, Inc., DE                                                                     12,976
          6,200           Bancorpsouth, Inc.                                                                    144,336
           990            Bank Granite Corp.                                                                     20,741
          4,635           Bank Mutual Corp.                                                                      51,286
           900       (3)  Bank of the Ozarks, Inc.                                                               30,123
          3,500      (3)  BankAtlantic Bancorp, Inc., Class A                                                    62,790
          2,500           BankUnited Financial Corp., Class A                                                    66,000
           800       (3)  Banner Corp.                                                                           23,408
          1,573           Bedford Property Investors, Inc.                                                       35,943
           400       (3)  Berkshire Hills Bancorp, Inc.                                                          13,560
           600       (3)  Beverly Hills Bancorp, Inc.                                                            6,402
          1,000           Bimini Mortgage Management, Inc., Class A                                              13,220
          2,050           BioMed Realty Trust, Inc.                                                              52,131
          2,700           Boston Private Financial Holdings                                                      77,355
          2,200      (2)   Boykin Lodging Co.                                                                    32,978
          4,134           Brandywine Realty Trust                                                               133,942
          1,000      (3)  Bristol West Holdings, Inc.                                                            18,320
          4,950      (3)  Brookline Bancorp, Inc.                                                                79,249
          1,172      (2)   CNA Surety Corp.                                                                      16,994
          2,629           CRT Properties, Inc.                                                                   72,613
          3,675      (3)  CVB Financial Corp.                                                                    78,976
          2,100           Calamos Asset Management, Inc.                                                         60,564
           600            Camden National Corp.                                                                  22,986
          3,372           Capital Automotive                                                                    132,418
           921       (3)  Capital City Bank Group, Inc.                                                          34,215
           700            Capital Corp. of the West                                                              22,526
           800      (2,3)  Capital Crossing Bank                                                                 29,288
          2,900           Capital Lease Funding, Inc.                                                            31,900
           200            Capital Southwest Corp.                                                                17,940
           700       (3)  Capital Trust, Inc.                                                                    23,415
           800       (3)  Capitol Bancorp Ltd.                                                                   28,368
          1,325      (3)  Cascade Bancorp                                                                        30,448
          2,457           Cash America International, Inc.                                                       51,155
          3,658           Cathay Bancorp, Inc.                                                                  130,005
          1,600      (3)  Cedar Shopping Centers, Inc.                                                           24,672
          1,300      (3)  Center Financial Corp.                                                                 33,215
           906       (2)   Central Coast Bancorp                                                                 17,685
          2,691           Central Pacific Financial Corp.                                                        98,221
          1,900     (2,)(3)Ceres Group, Inc.                                                                      11,970
           200       (3)  Charter Financial Corp.                                                                7,000
          3,660           Charter Municipal Mortgage Acceptance Co.                                              84,546
          1,976           Chemical Financial Corp.                                                               65,998
          3,762           Chittenden Corp.                                                                      110,189
           400            Citizens & Northern Corp.                                                              13,814
          3,800           Citizens Banking Corp.                                                                120,308
          2,576     (2,3)  Citizens, Inc., Class A                                                               17,465
           588       (3)  City Bank Lynwood, WA                                                                  19,774
          1,500           City Holding Co.                                                                       57,525
          1,300      (3)  Clark, Inc.                                                                            18,876
           600            Clifton Savings Bancorp, Inc.                                                          6,336
          1,025      (3)  CoBiz, Inc.                                                                            18,757
          1,107      (3)  Coastal Financial Corp.                                                                16,262
           400       (3)  Cohen & Steers, Inc.                                                                   8,780
           650       (2)   Collegiate Funding Services                                                           9,646
          3,139           Colonial Properties Trust                                                             148,851
           100            Colony Bankcorp, Inc.                                                                  2,874
           500            Columbia Bancorp                                                                       20,845
          1,521           Columbia Banking Systems, Inc.                                                         42,101
           125            Commercial Bankshares, Inc.                                                            4,914
          3,729           Commercial Capital Bancorp, Inc.                                                       73,983
          3,374           Commercial Federal Corp.                                                              114,379
          4,086           Commercial Net Lease Realty                                                            84,784
           700      (2,3)  Community Bancorp                                                                     23,107
          2,200           Community Bank System, Inc.                                                            52,910
          1,717           Community Banks, Inc.                                                                  47,601
          1,034           Community Trust Bancorp, Inc.                                                          34,649
          1,467     (2,3)  CompuCredit Corp.                                                                     55,555
           400            Consolidated Tomoka Co.                                                                35,600
          2,300           Corporate Office Properties Trust                                                      77,441
           900            Correctional Properties Trust                                                          27,126
          1,362      (3)  Corus Bankshares, Inc.                                                                 85,452
          3,100           Cousins Properties, Inc.                                                              101,060
          1,862      (3)  Crawford & Co., Class B                                                                13,406
           800       (2)   Criimi Mae, Inc.                                                                      17,288
          8,570     (2,3)  Danielson Holding Corp.                                                              110,553
          2,275           Delphi Financial Group, Inc., Class A                                                 110,360
           200            Delta Financial Corp.                                                                  1,960
          2,900           DiamondRock Hospitality Co.                                                            34,829
           100            Digital Realty Trust, Inc.                                                             1,894
          2,757      (3)  Dime Community Bancorp, Inc.                                                           44,719
          1,700      (3)  Direct General Corp.                                                                   31,688
           533            Donegal Group, Inc., Class A                                                           11,769
          7,300      (3)  Doral Financial Corp.                                                                 112,639
          6,000      (2)   E-LOAN, Inc.                                                                          18,660
          4,600           ECC Capital Corp.                                                                      29,348
           100            EMC Insurance Group, Inc.                                                              1,877
          1,987           EastGroup Properties, Inc.                                                             86,236
          1,700           Education Realty Trust, Inc.                                                           33,711
           900      (2,3)  Encore Capital Group, Inc.                                                            15,840
           200      (2,3)  Enterprise Financial Services Corp.                                                   4,862
          2,032           Entertainment Properties Trust                                                         92,558
          4,791           Equity Inns, Inc.                                                                      64,343
          1,551           Equity Lifestyle Properties, Inc.                                                      68,353
          2,768           Equity One, Inc.                                                                       65,878
           500       (2)   Eurobancshares, Inc.                                                                  8,365
          1,800           Extra Space Storage, Inc.                                                              29,052
          1,028           FBL Financial Group, Inc., Class A                                                     30,737
           600       (3)  FNB Corp.                                                                              17,118
          4,000      (3)  FNB Corp.                                                                              79,000
           800      (2,3)  FPIC Insurance Group, Inc.                                                            26,664
           504       (3)  Farmers Capital Bank Corp.                                                             17,882
          1,300      (3)  Federal Agricultural Mortgage Association, Class C                                     33,098
          3,992      (2)   FelCor Lodging Trust, Inc.                                                            62,076
          1,800           Fidelity Bankshares, Inc.                                                              56,412
          3,900           Fieldstone Investment Corp.                                                            57,096
          1,429      (3)  Financial Federal Corp.                                                                55,016
           700       (3)  Financial Institutions, Inc.                                                           13,489
          1,000     (2,)(3)First Acceptance Corp.                                                                 10,010
          6,000      (3)  First BanCorp                                                                         147,120
           950            First Bancorp, Inc.                                                                    19,921
          1,046      (3)  First Busey Corp.                                                                      20,721
          1,400      (2)   First Cash Financial Services, Inc.                                                   33,390
          2,486      (3)  First Charter Corp.                                                                    61,528
           467            First Citizens Bancshares, Inc., Class A                                               78,456
          5,525      (3)  First Commmonwealth Financial Corp.                                                    77,074
          1,300      (3)  First Community Bancorp                                                                66,612
           768            First Community Bancshares, Inc.                                                       25,659
           200            First Defiance Financial Corp.                                                         5,932
          2,841      (3)  First Financial Bancorp                                                                51,252
          1,344      (3)  First Financial Bankshares, Inc.                                                       48,223
          1,088           First Financial Corp.                                                                  33,728
          1,072           First Financial Holdings, Inc.                                                         32,010
           871            First Indiana Corp.                                                                    28,159
          3,700           First Industrial Realty Trust                                                         152,736
          1,415           First Merchants Corp.                                                                  38,629
          3,700           First Midwest Bancorp, Inc.                                                           138,084
          9,343           First Niagara Financial Group, Inc.                                                   137,622
           450            First Oak Brook Bancshares, Inc.                                                       12,969
          1,000           First Place Financial Corp.                                                            22,170
           900       (3)  First Potomac Realty Trust                                                             23,715
          1,750           First Republic Bank                                                                    66,290
           100       (3)  First South Bancorp, Inc.                                                              3,524
          1,700           First State Bancorporation                                                             37,740
          1,338     (2,)(3)FirstFed Financial Corp.                                                               83,598
          2,550      (3)  Flagstar Bancorp, Inc.                                                                 46,996
          1,325           Flushing Financial Corp.                                                               25,095
          1,100      (2)   Franklin Bank Corp.                                                                   20,207
          4,800      (3)  Fremont General Corp.                                                                 117,312
          1,944           Frontier Financial Corp.                                                               57,465
           550       (3)  GB&T Bancshares, Inc.                                                                  12,815
           500      (2,3)  GFI Group, Inc.                                                                       17,495
          2,400           GMH Communities Trust                                                                  35,976
           522       (3)  Gabelli Asset Management, Inc., Class A                                                23,620
          2,307           Gables Residential Trust                                                              100,193
          1,400           Getty Realty Holding Corp.                                                             42,042
          2,531           Glacier Bancorp, Inc.                                                                  72,292
          2,093           Glenborough Realty Trust, Inc.                                                         43,869
          2,865           Glimcher Realty Trust                                                                  82,655
          3,910           Gold Banc Corp., Inc.                                                                  59,432
          2,800      (3)  Government Properties Trust, Inc.                                                      27,356
           700            Gramercy Capital Corp.                                                                 18,508
           663            Great American Financial Resources, Inc.                                               13,028
           800       (3)  Great Southern Bancorp, Inc.                                                           26,048
          4,200           Greater Bay Bancorp                                                                   110,166
           900            Greene County Bancshares, Inc.                                                         25,434
          1,000      (3)  Greenhill & Co., Inc.                                                                  38,360
          2,106           Hancock Holding Co.                                                                    79,122
          2,580           Hanmi Financial Corp.                                                                  49,020
          1,675      (3)  Harbor Florida Bancshares, Inc.                                                        64,286
          1,554           Harleysville Group, Inc.                                                               34,266
          2,091      (3)  Harleysville National Corp.                                                            46,943
          1,900      (2)  Harris & Harris Group, Inc.                                                            25,650
           850            Heartland Financial USA, Inc.                                                          17,425
          1,500      (2)   Heritage Commerce Corp.                                                               29,625
          2,200           Heritage Property Investment                                                           81,840
          2,600           Hersha Hospitality Trust                                                               25,480
          2,400           Highland Hospitality Corp.                                                             29,040
          4,700           Highwoods Properties, Inc.                                                            148,755
          2,596      (3)  Hilb Rogal & Hamilton Co.                                                              87,978
          2,815           Home Properties of New York, Inc.                                                     128,871
          3,450           Homebanc Corp.                                                                         31,257
          3,993           Horace Mann Educators Corp.                                                            79,780
           800       (3)  Horizon Financial Corp.                                                                16,960
          3,300           Hudson United Bancorp                                                                 138,270
          6,100           IMPAC Mortgage Holdings, Inc.                                                         107,360
           600       (2)   ITLA Capital Corp.                                                                    34,794
           800            Iberiabank Corp.                                                                       53,568
           32             Imperial Credit Industries, Inc., Warrants                                               0
           340            Independence Holdings Co.                                                              6,035
          1,200      (3)  Independent Bank Corp.- Massachusetts                                                  36,432
          1,821           Independent Bank Corp.- Michigan                                                       56,232
          1,700           Infinity Property & Casualty                                                           60,248
          4,800           Inland Real Estate Corp.                                                               79,632
          3,401           Innkeepers USA Trust                                                                   52,273
          1,262           Integra Bank Corp.                                                                     29,329
          1,300           Interchange Financial Services Corp.                                                   24,323
           600       (2)   International Securities Exchange, Inc.                                               14,352
          3,500      (2)   Investment Technology Group, Inc.                                                     89,670
          3,600           Investors Real Estate Trust                                                            36,234
          1,407      (3)  Irwin Financial Corp.                                                                  31,024
          2,783      (2)   Jones Lang LaSalle, Inc.                                                             137,063
           900       (2)   KMG America Corp.                                                                     8,775
          2,300           KNBT Bancorp, Inc.                                                                     37,168
           255            Kansas City Life Insurance Co.                                                         12,895
          1,800      (3)  Kearny Financial Corp.                                                                 21,420
          2,296           Kilroy Realty Corp.                                                                   119,622
           950            Kite Realty Group Trust                                                                14,725
          9,600     (2,3)  Knight Capital Group, Inc., Class A                                                   75,840
          1,300           LTC Properties, Inc.                                                                   30,420
          2,420           LaSalle Hotel Properties                                                               84,264
          5,200     (2,3)  Labranche & Co. Inc.                                                                  39,468
          1,231      (3)  Lakeland Bancorp, Inc.                                                                 19,210
           500            Lakeland Financial Corp.                                                               21,475
          1,539      (3)  LandAmerica Financial Group, Inc.                                                      96,465
          3,830           Lexington Corporate Properties Trust                                                   91,843
          4,000           Luminent Mortgage Capital, Inc.                                                        42,520
          2,621           MAF Bancorp, Inc.                                                                     115,612
          1,600      (3)  MB Financial, Inc.                                                                     66,560
          1,138           MBT Financial Corp.                                                                    23,830
          4,400           MCG Capital Corp.                                                                      80,960
          6,600           MFA Mortgage Investments, Inc.                                                         45,936
           787       (3)  Macatawa Bank Corp.                                                                    31,128
          3,100           Maguire Properties, Inc.                                                               92,845
          1,200      (3)  Main Street Banks, Inc.                                                                33,516
          1,410           MainSource Financial Group, Inc.                                                       26,903
          2,300     (2)(,3)Marketaxess Holdings, Inc.                                                            25,185
           200      (2)(,3)Marlin Business Services, Inc.                                                        4,450
           882            Mercantile Bancorporation, Inc.                                                        40,043
          6,965      (2)  MeriStar Hospitality Corp.                                                             62,128
          4,200      (2)   Metris Cos., Inc.                                                                     62,370
          1,481           Mid-American Apartment Communities, Inc.                                               71,310
          1,840      (3)  Mid-State Bancshares                                                                   56,819
           788            Midland Co.                                                                            29,779
           900       (3)  Midwest Banc Holdings, Inc.                                                            18,531
           850            MortgageIT Holdings,. Inc.                                                             16,685
           200       (3)  NASB Financial, Inc.                                                                   8,520
           566       (3)  NBC Capital Corp.                                                                      14,008
          2,623           NBT Bancorp, Inc.                                                                      65,234
          2,100           Nara Bancorp, Inc.                                                                     32,634
          3,800     (2)(,3)Nasdaq Stock Market, Inc.                                                             86,070
          2,800           National Financial Partners Corp.                                                     126,700
          1,821           National Health Investors, Inc.                                                        56,032
          2,713           National Penn Bancshares, Inc.                                                         73,848
           191       (2)   National Western Life Insurance Co., Class A                                          39,155
          5,801           Nationwide Health Properties, Inc.                                                    145,489
           700       (2)   Navigators Group, Inc.                                                                25,816
          4,917           Net.B@nk, Inc.                                                                         45,876
          8,500           Newalliance Bancshares, Inc.                                                          122,825
          3,300           Newcastle Investment Corp.                                                            101,970
           300       (2)  Northern Empire Bancshares                                                             8,679
           700            Northstar Realty Finance Corp.                                                         7,350
          1,300      (3)  Northwest Bancorp, Inc.                                                                27,813
           300       (3)  Northwestern                                                                           10,017
          2,500      (3)  Northwestern                                                                           79,000
          2,400           Novastar Financial, Inc.                                                               97,272
           708       (3)  OceanFirst Financial Corp.                                                             16,935
          2,805     (2)(,3)Ocwen Financial Corp.                                                                 21,458
           500       (3)  Odyssey Re Holdings Corp.                                                              12,685
          5,419           Ohio Casualty Corp.                                                                   138,455
          5,510           Old National Bancorp                                                                  119,842
          1,098      (3)  Old Second Bancorp, Inc.                                                               34,763
           839       (3)  Omega Financial Corp.                                                                  26,848
          4,100           Omega Healthcare Investors                                                             57,195
           200            One Liberty Properties, Inc.                                                           4,316
          1,700      (3)  OptionsXpress Holdings, Inc.                                                           27,574
          1,591      (3)  Oriental Financial Group                                                               25,376
          1,300           Origen Financial, Inc.                                                                 10,101
          1,776           PFF Bancorp, Inc.                                                                      54,949
          3,019     (2)(,3)PMA Capital Corp.                                                                     28,288
          1,229           PS Business Parks, Inc.                                                                57,062
          3,689           Pacific Capital Bancorp                                                               126,238
           965            Park National Corp.                                                                   109,836
          1,040           Parkway Properties, Inc.                                                               55,692
          3,021           Partners Trust Financial Group, Inc.                                                   35,920
           637       (3)  Peapack-Gladstone Financial Corp.                                                      17,811
           700       (3)  PennFed Financial Services, Inc.                                                       13,279
           100       (2)   Pennsylvania Commerce Bancorp, Inc.                                                   3,486
          2,696           Pennsylvania Real Estate Investment Trust                                             131,861
          1,045           Peoples Bancorp, Inc.                                                                  30,253
          7,600           Phoenix Companies, Inc.                                                                95,760
          1,000      (2)   Pinnacle Financial Partners, Inc.                                                     25,560
          1,544      (2)   Piper Jaffray Cos., Inc.                                                              53,129
           300       (3)  Placer Sierra Bancshares                                                               8,937
          3,500           Post Properties, Inc.                                                                 139,685
           100            Preferred Bank Los Angeles, CA                                                         4,198
           400       (2)   PremierWest Bancorp                                                                   6,144
          3,636           Prentiss Properties Trust                                                             147,149
          1,653           Presidential Life Corp.                                                                30,440
          1,500      (3)  PrivateBancorp, Inc.                                                                   55,425
          2,080      (2)   ProAssurance Corp.                                                                    89,357
          1,400           Prosperity Bancshares, Inc.                                                            43,120
          2,967           Provident Bankshares Corp.                                                            100,878
           400            Provident Financial Holdings, Inc.                                                     11,980
          5,630           Provident Financial Services, Inc.                                                     99,426
          2,872           Provident New York Bancorp                                                             33,890
          2,572      (3)  R&G Financial Corp., Class B                                                           40,638
          2,100           RAIT Investment Trust                                                                  66,549
          1,810           RLI Corp.                                                                              86,156
          1,200           Ramco-Gershenson Properties                                                            35,760
          1,600           Redwood Trust, Inc.                                                                    86,880
           800            Renasant Corp.                                                                         26,304
           682            Republic Bancorp, Inc.                                                                 14,820
          5,676           Republic Bancorp, Inc.                                                                 84,005
           800       (2)   Rockville Financial, Inc.                                                             12,272
           352            Royal Bancshares of Pennsylvania                                                       8,483
          1,971           S & T Bancorp, Inc.                                                                    78,387
          1,000      (3)  S.Y. Bancorp, Inc.                                                                     24,000
           687            SCBT Financial Corp.                                                                   23,399
          3,100     (2,)(3SVB Financial Group                                                                   159,154
          1,242           SWS Group, Inc.                                                                        23,163
           600       (3)  Safety Insurance Group, Inc.                                                           21,714
          1,000      (3)  Sanders Morris Harris Group, Inc.                                                      17,130
          1,219      (3)  Sandy Spring Bancorp, Inc.                                                             42,092
           413            Santander BanCorp                                                                      11,543
          1,029           Saul Centers, Inc.                                                                     38,896
          4,000           Saxon Capital, Inc.                                                                    64,360
           920            Seacoast Banking Corp. of Florida                                                      22,190
           600            Secutity Bank Corp.                                                                    14,238
          2,496           Selective Insurance Group, Inc.                                                       124,276
          4,643           Senior Housing Properties Trust                                                        91,560
           900      (2)(,3)Signature Bank                                                                        27,027
          1,100           Simmons 1st National Corp., Class A                                                    29,953
           700            Sizeler Property Investment, Inc.                                                      9,009
           300            Sound Federal Bancorp, Inc.                                                            4,887
           814       (3)  Southside Bancshares, Inc.                                                             17,000
          1,600           Southwest Bancorp, Inc.                                                                36,720
          1,555           Sovran Self Storage, Inc.                                                              75,122
          5,400           Spirit Finance Corp.                                                                   63,504
          1,047           State Auto Financial Corp.                                                             32,928
           793            State Bancorp, Inc.                                                                    14,920
           500            State Financial Services Corp., Class A                                                20,075
          1,224           Sterling Bancorp                                                                       27,540
          4,274           Sterling Bancshares, Inc.                                                              67,145
          2,139     (2)(,3)Sterling Financial Corp.                                                              83,485
          2,187      (3)  Sterling Financial Corp.                                                               48,727
          1,277           Stewart Information Services Corp.                                                     60,096
           266       (2)   Stifel Financial Corp.                                                                7,166
          2,950           Strategic Hotel Capital, Inc.                                                          55,902
           900       (3)  Suffolk Bancorp                                                                        30,042
           300       (3)  Summit Bancshares, Inc.                                                                5,487
           100            Summit Financial Group, Inc.                                                           3,181
           935       (2)   Sun Bancorp, Inc.                                                                     20,009
          1,266           Sun Communities, Inc.                                                                  44,120
          2,300           Sunstone Hotel Investors, Inc.                                                         59,478
          3,730           Susquehanna Bankshares, Inc.                                                          100,039
           400            TECHNOLOGY INVT CAP CORP       COM                                                     6,236
          2,590           Tanger Factory Outlet Centers, Inc.                                                    74,592
           487      (2,)(3)Tarragon Corp.                                                                         12,399
          3,946           Taubman Centers, Inc.                                                                 140,241
           100            Taylor Capital Group, Inc.                                                             3,663
           608      (2)(,3)Tejon Ranch Co.                                                                       37,313
          1,700      (2)   Texas Capital Bancshares, Inc.                                                        40,154
          3,680           Texas Regional Bancshares, Inc., Class A                                              109,149
           100      (2,3)  The Enstar Group, Inc.                                                                6,848
          1,800      (3)  TierOne Corp.                                                                          52,218
           659            Tompkins County TrustCo., Inc.                                                         30,907
           800            Tower Group, Inc.                                                                      12,696
          1,616           Town & Country Trust                                                                   46,929
          1,500     (2)(,3)Tradestation Group, Inc.                                                              14,385
          2,600      (2)   Trammell Crow Co.                                                                     65,676
           900            TriCo Bancshares                                                                       21,852
           767      (2)(,3)Triad Guaranty, Inc.                                                                  36,808
          6,031      (3)  Trustco Bank Corp.                                                                     80,393
          3,800      (3)  Trustmark Corp.                                                                       108,604
          4,700      (3)  Trustreet Properties, Inc.                                                             82,438
          2,300           U-Store-It Trust                                                                       46,345
          2,900     (2)(,3)U.S.I. Holdings Corp.                                                                 37,192
          7,900           UCBH Holdings, Inc.                                                                   144,333
          3,158           UICI                                                                                   97,424
          1,350      (3)  UMB Financial Corp.                                                                    86,737
           919            USB Holdings Co., Inc.                                                                 22,736
          3,964           Umpqua Holdings Corp.                                                                  98,823
           700            Union Bankshares Corp.                                                                 28,525
          3,200           United Bankshares, Inc.                                                               120,992
           100      (2)(,3)United Capital Corp.                                                                  2,510
          2,250      (3)  United Community Banks, Inc.                                                           64,012
          2,192      (3)  United Community Financial Corp.                                                       24,309
          1,300           United Fire & Casualty Co.                                                             58,214
           400       (2)   United PanAm Financial Corp.                                                          11,672
           100            United Security Bancshares                                                             3,290
          2,300      (2)   Universal American Financial Corp.                                                    56,626
          1,200           Universal Health Realty Trust, Inc.                                                    42,264
           900       (3)  Univest Corp.                                                                          28,008
          2,060           Unizan Financial Corp.                                                                 56,475
          1,600           Urstadt Biddle Properties, Class A                                                     29,920
           781       (2)   Virginia Commerce Bancorp, Inc.                                                       20,431
           600       (3)  Virginia Financial Group, Inc.                                                         21,954
          7,800      (3)  W Holding Co., Inc.                                                                    83,382
           600            WSFS Financial Corp.                                                                   34,356
          5,600           Waddell & Reed Financial, Inc., Class A                                               108,808
          3,302           Washington Real Estate Investment Trust                                               106,159
          1,000      (3)  Washington Trust Bancorp                                                               28,670
          1,835      (3)  Wesbanco, Inc.                                                                         56,683
          1,370      (3)  West Bancorp., Inc.                                                                    26,509
          1,200           West Coast Bancorp                                                                     31,440
          2,700           WestAmerica Bancorp.                                                                  147,825
           502       (2)   Western Sierra Bancorp                                                                17,540
           100            Westfield Financial, Inc.                                                              2,560
          1,200      (3)  Wilshire Bancorp, Inc.                                                                 18,876
          1,800           Winston Hotels, Inc.                                                                   20,286
          1,999           Wintrust Financial Corp.                                                              107,206
          1,800     (2)(,3)World Acceptance Corp.                                                                48,906
          1,000           Yardville National Bancorp                                                             36,210
          1,179      (3)  Zenith National Insurance Corp.                                                        82,106
          2,359     (2,3)  eSpeed, Inc., Class A                                                                 20,051
                               TOTAL                                                                           21,362,799
                          Healthcare--11.6%
          2,100      (2)   AMICAS, Inc.                                                                          10,752
          1,393      (2)   AMN Healthcare Services, Inc.                                                         23,556
          6,600     (2,3)  AVANIR Pharmaceuticals, Class A                                                       21,516
          9,900      (2)   Aastrom Biosciences, Inc.                                                             31,680
          1,300     (2,3)  Abaxis, Inc.                                                                          16,224
          7,800     (2,3)  Abgenix, Inc.                                                                         80,886
          1,000     (2,3)  Abiomed, Inc.                                                                         9,750
           600       (2)   Acadia Pharmaceuticals, Inc.                                                          5,730
           800       (2)   Adeza Biomedical Corp.                                                                13,176
          3,800     (2,3)  Adolor Corp.                                                                          36,898
            1        (2)   Advanced Medical Optics, Inc.                                                           39
          1,600      (2)   Advanced Neuromodulation Systems, Inc.                                                80,064
          2,494      (2)   Albany Molecular Research, Inc.                                                       38,707
          2,503     (2,3)  Alexion Pharmaceuticals, Inc.                                                         65,178
          4,300     (2,3)  Align Technology, Inc.                                                                28,036
          7,300     (2,3)  Alkermes, Inc.                                                                       113,150
          1,000     (2,3)  Alliance Imaging, Inc.                                                                10,260
          1,500      (2)   Allied Healthcare International, Inc.                                                 10,650
          2,521     (2,3)  Allscripts Healthcare Solutions, Inc.                                                 42,781
          3,145           Alpharma, Inc., Class A                                                                44,156
          1,500     (2,3)  Amedisys, Inc.                                                                        58,710
          1,150      (2)   America Service Group, Inc.                                                           24,817
           300       (2)   American Dental Partners, Inc.                                                        8,268
          2,900      (2)   American Healthcorp, Inc.                                                            129,253
          5,600      (2)   American Medical Systems Holdings, Inc.                                              130,200
            1        (2)   American Pharmaceutical Partners, Inc.                                                  45
          1,800      (2)   American Retirement Corp.                                                             25,470
          2,700     (2,3)  Amsurg Corp.                                                                          75,627
          8,700     (2,3)  Amylin Pharmaceuticals, Inc.                                                         162,342
          1,095       3   Analogic Corp.                                                                         56,250
          5,500     (2,3)  Andrx Group                                                                          102,025
           900      (2,3)  Animas Corp.                                                                          18,837
          2,434     (2,3)  Antigenics, Inc.                                                                      13,630
          5,900      (2)   Applera Corp.                                                                         72,806
          4,100     (2,3)  Apria Healthcare Group, Inc.                                                         138,293
          1,700     (2,3)  ArQule, Inc.                                                                          12,903
          3,600     (2,3)  Arena Pharmaceuticals, Inc.                                                           31,212
          4,202     (2,3)  Ariad Pharmaceutiacals, Inc.                                                          32,019
          1,600     (2,3)  Array BioPharma, Inc.                                                                 10,816
          1,474      (3)  Arrow International, Inc.                                                              46,372
          2,162     (2,3)  Arthrocare Corp.                                                                      79,064
          1,300     (2,3)  Aspect Medical Systems, Inc.                                                          42,900
          3,400     (2,3)  AtheroGenics, Inc.                                                                    56,610
           800      (2,3)  Barrier Therapeutics, Inc.                                                            7,504
          1,200     (2,3)  Bentley Pharmaceuticals, Inc.                                                         13,716
          8,846      (2)   Beverly Enterprises, Inc.                                                            112,256
          1,400      (2)   Bio Rad Laboratories, Inc., Class A                                                   84,042
           800      (2,3)  Bio-Reference Laboratories, Inc.                                                      11,320
          5,194     (2,3)  BioMarin Pharmaceutical, Inc.                                                         44,149
          2,000      (2)   BioScrip, Inc.                                                                        13,700
          2,500      (2)   Bioenvision, Inc.                                                                     18,700
          1,503     (2,3)  Biosite Diagnostics, Inc.                                                             82,793
          1,652      (2)   Bruker BioSciences Corp.                                                              6,872
          1,500      (3)  CNS, Inc.                                                                              38,100
          2,502      (2)   CONMED Corp.                                                                          75,335
          3,157      (2)   CV Therapeutics, Inc.                                                                 88,933
          1,000      (2)   Caliper Technologies Corp.                                                            7,010
          1,800      (2)   Candela Corp.                                                                         19,818
           500      (2,3)  Cantel Medical Corp.                                                                  8,755
           400      (2,3)  Caraco Pharmaceutical Laboratories, Ltd.                                              3,360
          4,190     (2,3)  Cell Genesys, Inc.                                                                    25,182
          5,306     (2,3)  Cell Therapeutics, Inc.                                                               14,591
          3,600     (2,3)  Centene Corp.                                                                        105,480
          3,400      (2)   Cepheid, Inc.                                                                         29,172
          2,026           Chemed Corp.                                                                           87,118
           800            Computer Programs & Systems, Inc.                                                      30,400
          3,193     (2,3)  Connetics Corp.                                                                       59,741
           700      (2,3)  Conor Medsystems, Inc.                                                                11,354
           514       (2)   Corvel Corp.                                                                          13,806
           400       (2)   Cotherix, Inc.                                                                        5,732
          2,200      (2)   Cross Country Healthcare, Inc.                                                        43,428
          4,238     (2,3)  Cubist Pharmaceuticals, Inc.                                                          72,427
          3,400     (2,3)  CuraGen Corp.                                                                         21,556
          2,900     (2,3)  Curis, Inc.                                                                           13,644
          1,798      (2)   Cyberonics, Inc.                                                                      69,439
          2,400     (2,3)  Cypress Biosciences, Inc.                                                             32,880
          1,500     (2,3)  DJ Orthopedics, Inc.                                                                  36,795
          2,100     (2,3)  DOV Pharmaceutical, Inc.                                                              44,415
          1,000      (2)   DUSA Pharmaceuticals, Inc.                                                            9,370
           959        3   Datascope Corp.                                                                        32,318
          4,400     (2,3)  Decode Genetics, Inc.                                                                 43,120
          4,800     (2,3)  Dendreon Corp.                                                                        28,224
          3,183      (2)   Dendrite International, Inc.                                                          55,066
          1,800       3   Diagnostic Products Corp.                                                             101,628
          1,096     (2,3)  Digene Corp.                                                                          31,883
          1,701      (2)   Dionex Corp.                                                                          78,518
          4,300     (2,3)  Discovery Laboratories, Inc.                                                          38,270
          1,925     (2,3)  Diversa Corp.                                                                         10,164
          4,100     (2,3)  Durect Corp.                                                                          24,641
          2,600     (2,3)  EPIX Medical, Inc.                                                                    22,958
          2,994      (2)   Eclipsys Corp.                                                                        50,808
           800       (2)   Emageon, Inc.                                                                         11,120
          2,200     (2,3)  Encore Medical Corp.                                                                  12,584
          4,684     (2,3)  Encysive Pharmaceuticals, Inc.                                                        59,534
          2,008      (2)   Enzo Biochem, Inc.                                                                    33,694
          4,300      (2)   Enzon, Inc.                                                                           33,884
          5,255      (2)   Exelixis, Inc.                                                                        46,559
          3,200     (2,3)  Eyetech Pharmaceuticals, Inc.                                                         36,384
          2,500     (2,3)  First Horizon Pharmaceutical Corp.                                                    53,200
         61,000           Five Star Quality Care, Inc., Rights                                                     0
          1,300     (2,3)  Foxhollow Technologies, Inc.                                                          66,677
           100      (2,3)  GTX, Inc.                                                                             1,165
          1,550     (2,3)  Genesis Healthcare Corp.                                                              69,703
          1,400     (2,3)  Genitope Corp.                                                                        11,130
          2,300      (2)   Gentiva Health Services, Inc.                                                         44,367
          4,440     (2,3)  Geron Corp.                                                                           48,574
          1,700      (2)   Greatbatch Technologies, Inc.                                                         41,157
          2,064      (2)   Haemonetics Corp.                                                                     87,163
          1,600      (2)   HealthExtras, Inc.                                                                    31,824
          2,200      (2)   HealthTronics Surgical Services, Inc.                                                 28,336
           600       (2)   Hi-Tech Pharmacal Co., Inc.                                                           16,854
          1,800      (2)   Hologic, Inc.                                                                         82,062
          4,558           Hooper Holmes, Inc.                                                                    19,144
           500       (2)   Horizon Health Corp.                                                                  13,010
         11,200     (2,3)  Human Genome Sciences, Inc.                                                          164,080
          1,300     (2,3)  I-Flow Corp.                                                                          19,370
          5,300     (2,3)  ICOS Corp.                                                                           133,613
          1,100      (2)   ICU Medical, Inc.                                                                     36,322
          1,751      (2)   IDX Systems Corp.                                                                     56,032
          1,600      (2)   IRIS International, Inc.                                                              25,616
           600      (2,3)  Idenix Pharmaceuticals, Inc                                                           15,276
          2,400      (2)   Illumina, Inc.                                                                        26,880
          3,668      (2)   Immucor, Inc.                                                                        100,760
          3,345      (2)   Immunogen, Inc.                                                                       23,415
          4,300     (2,3)  Impax Laboratories, Inc.                                                              68,370
          6,700     (2,3)  Incyte Genomics, Inc.                                                                 53,399
          3,400     (2,3)  Inspire Pharmaceuticals, Inc.                                                         32,079
          2,000      (2)   Integra Lifesciences Corp.                                                            60,800
          2,548     (2,3)  InterMune, Inc.                                                                       38,551
          2,542      (2)   Intermagnetics General Corp.                                                          74,659
          1,400     (2,3)  Intralase Corp.                                                                       29,190
           600      (2,3)  Introgen Therapeutics, Inc.                                                           3,768
          2,700      (2)   Intuitive Surgical, Inc.                                                             187,380
          2,463           Invacare Corp.                                                                        103,815
          1,100      (2)   Inverness Medical Innovations, Inc.                                                   29,865
          5,978     (2,3)  Isis Pharmaceuticals, Inc.                                                            27,618
          1,800     (2,3)  Ista Pharmaceuticals, Inc.                                                            17,964
          2,850     (2,3)  KV Pharmaceutical Co., Class A                                                        45,343
           900      (2,3)  Kensey Nash Corp.                                                                     28,998
          1,600     (2,3)  Keryx Biopharmaceuticals, Inc.                                                        26,832
          2,300      (2)   Kindred Healthcare, Inc.                                                              84,502
          2,600     (2,3)  Kyphon, Inc.                                                                         105,664
          1,550           LCA Vision, Inc.                                                                       70,990
          1,600      (2)   Labone, Inc.                                                                          60,208
          1,600     (2)(,3)Laserscope                                                                            52,992
          5,150     (2)(,3)Lexicon Genetics, Inc.                                                                28,788
          2,800     (2)(,3)LifeCell Corp.                                                                        62,132
          1,000     (2)(,3)Lifeline Systems, Inc.                                                                34,300
          6,453     (2)(,3)Ligand Pharmaceuticals, Inc., Class B                                                 50,333
          2,039     (2)(,3)Luminex Corp.                                                                         21,695
          5,400     (2)(,3)MGI PHARMA, Inc.                                                                     147,420
          2,500      (2)   Magellan Health Services, Inc.                                                        89,550
           700      (2)(,3)Mannkind Corp.                                                                        6,020
           100      (2)(,3)Marshall Edwards, Inc.                                                                 700
          2,700     (2)(,3)Martek Biosciences Corp.                                                             117,693
          1,400     (2)(,3)Matria Healthcare, Inc.                                                               49,476
          1,807      (2)   Maxygen, Inc.                                                                         16,173
           600      (2)(,3)MedCath Corp.                                                                         16,326
          9,200     (2)(,3)Medarex, Inc.                                                                         89,700
          4,100     (2)(,3)Medicines Co.                                                                         89,503
          4,100      (3)  Medicis Pharmaceutical Corp., Class A                                                 139,072
          2,776           Mentor Corp.                                                                          138,106
          1,300      (2)   Merge Technologies, Inc.                                                              25,454
           500            Meridian Bioscience, Inc.                                                              12,495
          2,154      (2)   Merit Medical Systems, Inc.                                                           37,113
          1,371     (2)(,3)Molecular Devices Corp.                                                               29,161
           900       (2)   Molina Healthcare, Inc.                                                               21,546
          1,000     (2)(,3)Momenta Pharmaceuticals, Inc.                                                         25,080
           700      (2)(,3)Myogen, Inc.                                                                          7,658
          2,500     (2)(,3)Myriad Genetics, Inc.                                                                 44,000
          2,921           NDCHealth Corp.                                                                        52,344
          3,139     (2)(,3)NPS Pharmaceuticals, Inc.                                                             34,121
          4,703      (2)   Nabi Biopharmaceuticals                                                               70,498
          4,700     (2)(,3)Nanogen, Inc.                                                                         20,680
          1,900      (2)   Nastech Pharmaceutical Co.                                                            27,170
           500            National Healthcare Corp.                                                              17,025
          6,500      (2)   Nektar Therapeutics                                                                  121,940
          1,674      (2)   NeoPharm, Inc.                                                                        19,569
          3,100     (2)(,3)Neurocrine Biosciences, Inc.                                                         153,698
          1,500     (2)(,3)Neurogen Corp.                                                                        10,275
           800      (2)(,3)Neurometrix, Inc.                                                                     18,952
           300       (2)   New River Pharmaceuticals, Inc.                                                       10,296
          1,600     (2)(,3)NitroMed, Inc.                                                                        37,184
          1,900     (2)(,3)Northfield Laboratories, Inc.                                                         25,175
          1,901     (2)(,3)Noven Pharmaceuticals, Inc.                                                           32,146
          1,700     (2)(,3)NuVasive, Inc.                                                                        31,807
          3,266      (2)   Nuvelo, Inc.                                                                          29,884
          6,400     (2)(,3)OCA, Inc.                                                                             10,624
          3,275      (2)   Odyssey Healthcare, Inc.                                                              48,110
          3,000     (2)(,3)Onyx Pharmaceuticals, Inc.                                                            70,350
          2,337           Option Care, Inc.                                                                      32,765
          3,400     (2)(,3)OraSure Technologies, Inc.                                                            36,652
          1,500      (2)   Orchid Cellmark, Inc.                                                                 12,840
          3,226      (3)  Owens & Minor, Inc.                                                                    95,619
           600      (2)(,3)PRA International                                                                     18,126
          5,961     (2)(,3)PSS World Medical, Inc.                                                               87,150
          2,200     (2)(,3)Pain Therapeutics, Inc.                                                               13,222
          2,200      (2)  PainCare Holdings, Inc.                                                                9,636
          1,100     (2)(,3)Palomar Medical Technologies, Inc.                                                    32,351
          3,000      (2)   Par Pharmaceutical Cos., Inc.                                                         70,260
          2,505      (2)   Parexel International Corp.                                                           49,774
          1,800      (2)   Pediatrix Medical Group                                                              141,156
          1,900     (2)(,3)Penwest Pharmaceuticals Co.                                                           21,299
          2,143     (2)(,3)Per-Se Technologies, Inc.                                                             49,439
          6,274      (3)  Perrigo Co.                                                                            87,209
          1,700     (2)(,3)Pharmion Corp.                                                                        41,888
          2,018           PolyMedica Industries, Inc.                                                            70,872
          2,200     (2)(,3)Pozen, Inc.                                                                           18,150
          2,800      (2)   Priority HealthCare Corp., Class B                                                    76,972
          1,100     (2)(,3)Progenics Pharmaceuticals, Inc.                                                       25,806
          1,800      (2)   Psychiatric Solutions, Inc.                                                           86,724
           700       (2)   Radiation Therapy Services, Inc.                                                      18,277
          2,812     (2)(,3)Regeneron Pharmaceuticals, Inc.                                                       27,108
          1,399      (2)   RehabCare Group, Inc.                                                                 32,597
          1,900     (2)(,3)Renovis, Inc.                                                                         29,032
          1,100      (2)   Res-Care, Inc.                                                                        16,313
          1,256      (2)   Rigel Pharmaceuticals, Inc.                                                           27,186
          1,300     (2)(,3)SFBC International, Inc.                                                              52,312
          3,150     (2)(,3)Salix Pharmaceuticals Ltd.                                                            60,795
          6,300      (2)   Savient Pharmaceuticals, Inc.                                                         28,350
          2,100      (2)   Seattle Genetics, Inc.                                                                12,642
          1,300     (2)(,3)Senomyx, Inc.                                                                         28,340
          3,100     (2)(,3)Serologicals Corp.                                                                    71,300
          1,100      (2)   Somanetics Corp.                                                                      26,070
          1,187      (2)   SonoSight, Inc.                                                                       39,764
           600      (2)(,3)Specialty Labratories, Inc.                                                           5,904
          6,300     (2)(,3)StemCells, Inc.                                                                       38,430
           200       (2)   Stereotaxis, Inc.                                                                     2,030
          5,600           Steris Corp.                                                                          152,152
          1,288     (2)(,3)Sunrise Senior Living, Inc.                                                           68,264
          4,026     (2)(,3)SuperGen, Inc.                                                                        28,705
          1,232     (2)(,3)SurModics, Inc.                                                                       47,876
          3,200      (2)   Sybron Dental Specialties, Inc.                                                      117,600
          1,000      (2)   Symbion, Inc.                                                                         24,210
           700       (2)   Symmetry Medical, Inc.                                                                17,451
          2,100      (2)   Tanox, Inc.                                                                           29,379
          4,500      (2)   Telik, Inc.                                                                           76,500
           200      (2)(,3)Tercica, Inc.                                                                         1,978
          3,100     (2)(,3)ThermoGenesis Corp.                                                                   17,794
          3,930      (2)   Thoratec Laboratories Corp.                                                           64,924
          2,100     (2)(,3)TriPath Imaging, Inc.                                                                 18,459
          2,935     (2)(,3)TriZetto Group, Inc.                                                                  47,224
          1,490     (2)(,3)Trimeris, Inc.                                                                        20,204
          1,400      (2)   U.S. Physical Therapy, Inc.                                                           25,564
          3,750      (2)   United Surgical Partners International, Inc.                                         135,037
          1,973     (2)(,3)United Therapeutics Corp.                                                            105,260
          2,760      (2)   Varian, Inc.                                                                         103,417
          2,448     (2)(,3)Ventana Medical Systems                                                              105,166
          2,500     (2)(,3)Ventiv Health, Inc.                                                                   55,000
          8,000     (2)(,3)Vertex Pharmaceuticals, Inc.                                                         127,600
          1,200      (2)   ViaCell, Inc.                                                                         10,248
          2,500      (2)   Viasys Healthcare, Inc.                                                               62,100
          4,600      (2)   Vicuron Pharmaceuticals, Inc.                                                        129,490
          7,600     (2)(,3)Virologic, Inc.                                                                       18,240
          1,200      (2)   VistaCare, Inc., Class A                                                              25,104
           600      (2)(,3)Vital Images, Inc.                                                                    11,736
           401            Vital Signs, Inc.                                                                      18,117
          1,300      (2)   Wellcare Group, Inc.                                                                  49,816
          2,384           West Pharmaceutical Services, Inc.                                                     65,584
          2,300     (2)(,3)Wright Medical Group, Inc.                                                            59,478
           400            Young Innovations, Inc.                                                                14,376
          1,094     (2)(,3)Zoll Medical Corp.                                                                    29,713
          1,700      (2)   Zymogenetics, Inc.                                                                    30,141
          4,025     (2,3)  eResearch Technology, Inc.                                                            60,576
                               TOTAL                                                                           12,254,810
                          Industrials--13.3%
           700       (2)   3D Systems Corp.                                                                      15,190
           900      (2)(,3)A.S.V., Inc.                                                                          43,155
          3,067      (2)   AAR Corp.                                                                             55,114
          3,204           ABM Industries, Inc.                                                                   62,798
          3,800      (2)   ABX Air, Inc.                                                                         34,200
          6,700     (2,3)  AGCO Corp.                                                                           138,623
           700      (2,3)  AMERCO                                                                                40,488
           700      (2,3)  Aaon, Inc.                                                                            13,440
           300       (2)   Accuride Corp.                                                                        3,690
          2,200     (2,3)  Actuant Corp.                                                                        102,366
          3,677      (3)  Acuity Brands, Inc.                                                                   107,295
          1,726      (3)  Administaff, Inc.                                                                      44,186
          1,400     (2,3)  Advisory Board Co.                                                                    73,052
          6,794     (2,3)  AirTran Holdings, Inc.                                                                77,723
           100            Alamo Group, Inc.                                                                      1,985
          2,151     (2,3)  Alaska Air Group, Inc.                                                                75,242
          2,056           Albany International Corp., Class A                                                    72,042
          3,700     (2,3)  America West Holdings Corp., Class B                                                  31,450
          1,500           American Ecology, Inc.                                                                 28,320
          1,100     (2,3)  American Reprographics Co.                                                            19,580
           800       (2)   American Science & Engineering, Inc.                                                  30,792
          2,700     (2,3)  American Superconductor Corp.                                                         30,942
           900       (3)  American Woodmark Corp.                                                                31,689
           700            Ameron, Inc.                                                                           26,740
           800            Angelica Corp.                                                                         20,208
          2,900           Apogee Enterprises, Inc.                                                               45,849
          2,689      (3)  Applied Industrial Technologies, Inc.                                                  96,078
          1,200      (3)  Applied Signal Technology, Inc.                                                        25,968
           500      (2,)(3Argon ST, Inc.                                                                         17,380
          1,684      (3)  Arkansas Best Corp.                                                                    57,761
          3,020     (2,3)  Armor Holdings, Inc.                                                                 123,458
          3,638     (2,3)  Artesyn Technologies, Inc.                                                            33,651
           400       (2)   Asset Acceptance Capital Corp.                                                        10,936
          1,161      (2)   Astec Industries, Inc.                                                                33,657
          2,400     (2,)(3Aviall, Inc.                                                                           81,240
          4,200     (2,3)  BE Aerospace, Inc.                                                                    73,626
           200            Badger Meter, Inc.                                                                     9,642
          2,676      (3)  Baldor Electric Co.                                                                    67,007
          2,000           Banta Corp.                                                                            95,480
          1,378      (3)  Barnes Group, Inc.                                                                     46,907
          1,000      (2)   Beacon Roofing Supply, Inc.                                                           25,970
           800            BlueLinx Holdings, Inc.                                                                7,752
          3,055      (3)  Bowne & Co., Inc.                                                                      41,884
          2,974           Brady (W.H.) Co.                                                                      101,711
          3,900           Briggs & Stratton Corp.                                                               145,743
          1,450      (3)  Bucyrus International, Inc.                                                            61,799
          2,029      (3)  C&D Technologies, Inc.                                                                 20,432
          1,251           CDI Corp.                                                                              30,737
          1,000           CIRCOR International, Inc.                                                             27,850
          4,518           CLARCOR, Inc.                                                                         140,962
           700       (2)   COMSYS IT Partners, Inc.                                                              13,307
          1,000     (2,3)  CRA International, Inc.                                                               53,200
           900            Cascade Corp.                                                                          39,744
          1,609     (2,3)  Casella Waste Systems, Inc.                                                           21,738
          1,465           Central Parking Corp.                                                                  21,243
          4,859      (2)   Century Business Services, Inc.                                                       22,108
          3,300     (2,3)  Cenveo, Inc.                                                                          27,093
          2,000      (2)   Ceradyne, Inc.                                                                        63,740
          1,500     (2,3)  Clean Harbors, Inc.                                                                   36,540
          1,345      (2)   CoStar Group, Inc.                                                                    63,888
          2,025     (2,3)  Coinstar, Inc.                                                                        41,664
           500      (2,3)  Color Kinetics, Inc.                                                                  5,405
          2,700      (2)   Comfort Systems USA, Inc.                                                             20,925
           650       (2)   Commercial Vehicle Group, Inc.                                                        15,321
           900      (2,3)  Consolidated Graphics, Inc.                                                           38,340
          5,400      (2)   Continental Airlines, Inc., Class B                                                   85,374
          3,097      (2)   Corrections Corp. of America                                                         116,416
          1,300     (2,3)  Covenant Transport, Inc., Class A                                                     17,550
          3,800           Crane Co.                                                                             118,370
          1,200      (3)  Cubic Corp.                                                                            23,364
          1,548     (2,3)  Cuno, Inc.                                                                           111,394
          1,732           Curtiss Wright Corp.                                                                  106,345
          2,000     (2,3)  DHB Industries, Inc.                                                                  15,220
          2,221           DRS Technologies, Inc.                                                                115,492
         10,100     (2,3)  Delta Air Lines, Inc.                                                                 29,896
          2,000      (2)   DiamondCluster International, Inc., Class A                                           19,000
          2,000      (2)   Dollar Thrifty Automotive Group                                                       62,600
          1,400      (2)   Duratek, Inc.                                                                         34,853
          4,100      (2)   Dycom Industries, Inc.                                                               100,040
           400      (2,3)  Dynamex, Inc.                                                                         7,076
           300            Dynamic Materials Corp.                                                                12,408
          1,300      (3)  EDO Corp.                                                                              40,105
          3,242      (2)   EGL, Inc.                                                                             65,261
          1,083      (2)   ESCO Technologies, Inc.                                                              118,718
          1,379      (2)   Electro Rent Corp.                                                                    19,596
          1,867      (3)  ElkCorp                                                                                62,171
          1,278      (2)   Emcor Group, Inc.                                                                     65,817
          1,700      (2)   EnPro Industries, Inc.                                                                51,680
          1,250     (2,3)  Encore Wire Corp.                                                                     18,513
          3,000     (2,3)  EnerSys, Inc.                                                                         41,940
          1,575     (2,3)  Energy Conversion Devices, Inc.                                                       39,359
          3,287           Engineered Support Systems, Inc.                                                      121,553
          1,500           Ennis Business Forms, Inc.                                                             27,315
          1,600      (2)   Essex Corp.                                                                           33,520
          1,951      (2)   Esterline Technologies Corp.                                                          83,386
          3,200      (2)   Evergreen Solar, Inc.                                                                 22,560
           600       (2)   Exponent, Inc.                                                                        17,835
          3,000      (2)   ExpressJet Holdings, Inc.                                                             31,050
          3,350      (2)   FTI Consulting, Inc.                                                                  80,735
          3,913           Federal Signal Corp.                                                                   68,478
           600      (2,3)  First Advantage Corp., Class A                                                        14,100
          1,100     (2,3)  Flanders Corp.                                                                        11,847
          2,400      (3)  Florida East Coast Industries, Inc.                                                   112,800
          4,300      (2)   Flowserve Corp.                                                                      145,598
          2,551           Forward Air Corp.                                                                      88,902
          1,540      (3)  Franklin Electronics, Inc.                                                             67,005
          1,100      (2)   Freightcar America, Inc.                                                              35,266
          2,861      (2)   Frontier Airlines, Inc.                                                               35,133
           500       (2)   Frozen Food Express Industries, Inc.                                                  5,230
          3,840      (2)   Fuelcell Energy, Inc.                                                                 38,016
          1,555           G & K Services, Inc., Class A                                                          61,889
          3,600      (3)  GATX Corp.                                                                            136,080
          2,045      (2)   Gardner Denver, Inc.                                                                  84,050
           800      (2,3)  Gehl Co.                                                                              39,440
          4,390     (2,3)  GenCorp, Inc.                                                                         88,546
           500       (2)   General Binding Corp.                                                                 11,635
          3,167     (2,3)  General Cable Corp.                                                                   52,572
          1,550      (2)   Genesee & Wyoming, Inc., Class A                                                      46,919
          1,908      (2)   Genlyte Group, Inc.                                                                   98,033
           800       (2)   Geo Group, Inc.                                                                       21,880
          2,500     (2,3)  Global Power Equipment Group                                                          23,675
           700            Gorman Rupp Co.                                                                        15,505
          7,818      (2)   GrafTech International Ltd.                                                           40,575
          2,666      (3)  Granite Construction, Inc.                                                             91,231
           800       (3)  Greenbrier Cos., Inc.                                                                  23,120
          2,529     (2,3)  Griffon Corp.                                                                         65,375
          2,291           Harland (John H.) Co.                                                                  88,501
          2,650      (3)  Healthcare Services Group, Inc.                                                        48,548
          3,700           Heartland Express, Inc.                                                                76,997
          1,558      (3)  Heico Corp.                                                                            38,638
          1,822      (2)   Heidrick & Struggles International, Inc.                                              54,624
          1,600      (2)   Herley Industries, Inc.                                                               31,264
          3,369      (2)  Hexcel Corp.                                                                           58,216
          1,800      (2)   Hub Group, Inc.                                                                       55,764
          2,100     (2,3)  Hudson Highland Group, Inc.                                                           43,638
          5,000      (3)  Hughes Supply, Inc.                                                                   142,100
           200      (2,3)  Huron Consulting Group, Inc.                                                          5,560
           400       (2)   Huttig Building Products, Inc.                                                        3,620
          1,848      (2)   II-VI, Inc.                                                                           35,500
          8,300           Ikon Office Solutions, Inc.                                                            79,680
          1,400      (2)   Imagistics International, Inc.                                                        42,168
           300       (2)   Infrasource Services, Inc.                                                            4,020
          1,350     (2,3)  Innovative Solutions and Support, Inc.                                                24,732
          2,592      (2)   Insituform Technologies, Inc., Class A                                                49,896
          1,000      (2)   Interline Brands, Inc.                                                                21,100
           200            Interpool, Inc.                                                                        4,300
          1,300      (2)   Ionatron, Inc.                                                                        9,230
          4,063           JLG Industries, Inc.                                                                  127,334
          6,178      (2)   Jacuzzi Brands, Inc.                                                                  67,031
          1,800     (2,3)  KForce Com, Inc.                                                                      16,560
          1,128      (2)   Kadant, Inc.                                                                          25,775
          2,141       3   Kaman Corp., Class A                                                                   41,750
          6,100     (2,3)  Kansas City Southern Industries, Inc.                                                137,616
          2,468           Kaydon Corp.                                                                           76,162
          1,520           Kelly Services, Inc., Class A                                                          46,238
          3,295           Kennametal, Inc.                                                                      156,611
          1,735     (2,3)  Kirby Corp.                                                                           83,540
          2,948           Knight Transportation, Inc.                                                            69,720
           900            Knoll, Inc.                                                                            16,497
          3,208     (2,3)  Korn/Ferry International                                                              63,839
          1,200      (2)   LECG Corp.                                                                            25,938
          1,575           LSI Industries, Inc.                                                                   23,452
          1,200           La Barge, Inc.                                                                         23,436
          3,470     (2,3)  Labor Ready, Inc.                                                                     82,274
           425        3   Lawson Products, Inc.                                                                  17,391
           800       (2)   Layne Christensen Co.                                                                 18,688
          1,326     (2)(,3)Learning Tree International, Inc.                                                     16,509
          3,860           Lennox International, Inc.                                                             94,261
          2,920      (3)  Lincoln Electric Holdings                                                             106,901
          1,072      (3)  Lindsay Manufacturing Co.                                                              26,339
          3,087      (2)   MOOG, Inc., Class A                                                                   97,457
           600       (2)   MTC Technologies, Inc.                                                                18,780
          2,452           Manitowoc, Inc.                                                                       111,934
           400       (2)   Marten Transport Ltd.                                                                 10,006
          1,900      (2)   Mastec, Inc.                                                                          18,620
          1,412           McGrath Rentcorp.                                                                      36,698
          1,599     (2)(,3)Medis Technologies Ltd.                                                               26,975
          1,947      (2)   Mercury Computer Systems, Inc.                                                        53,932
          2,422     (2)(,3)Mesa Air Group, Inc.                                                                  20,442
           400      (2,)(3)Middleby Corp.                                                                         27,944
          2,076           Mine Safety Appliances Co.                                                            101,516
          1,276     (2)(,3)Mobile Mini, Inc.                                                                     53,618
          3,081           Mueller Industries, Inc.                                                               90,212
           414            NACCO Industries, Inc., Class A                                                        47,858
          1,827     (2)(,3)NCI Building System, Inc.                                                             70,559
          2,127      (2)   NCO Group, Inc.                                                                       43,348
          4,339      (2)   Navigant Consulting, Inc.                                                             86,780
          2,286      (3)  Nordson Corp.                                                                          76,284
          7,400     (2)(,3)Northwest Airlines Corp., Class A                                                     34,410
           500      (2)(,3)NuCo2, Inc.                                                                           13,050
          1,800      (2)   Odyssey Marine Exploration, Inc.                                                      9,792
          1,250      (2)   Old Dominion Freight Lines, Inc.                                                      41,400
          4,462     (2)(,3)Orbital Sciences Corp.                                                                51,402
          2,000           Overnite Corp.                                                                         86,220
           400       (2)   P.A.M. Transportation Services, Inc.                                                  6,584
          3,800      (2)   PHH Corp.                                                                            107,502
           666       (2)   PICO Holdings, Inc.                                                                   19,933
          3,537     (2)(,3)PRG-Schultz International, Inc.                                                       11,177
          2,900     (2)(,3)Pacer International, Inc.                                                             73,486
          1,100      (2)   Perini Corp.                                                                          19,371
          1,300      (2)   Pinnacle Airlines Corp.                                                               13,403
          3,500     (2)(,3)Plug Power, Inc.                                                                      25,025
          1,500     (2)(,3)Portfolio Recovery Associates, Inc.                                                   63,300
           500       (2)   Powell Industries, Inc.                                                               11,620
          5,500      (2)   Power-One, Inc.                                                                       27,060
           400       (2)   Providence Service Corp.                                                              10,776
          9,200     (2)(,3)Quanta Services, Inc.                                                                 96,784
          2,900      (2)   RailAmerica, Inc.                                                                     34,133
          1,300      (3)  Raven Industries, Inc.                                                                 34,346
          2,298      (3)  Regal Beloit Corp.                                                                     72,387
           400       (2)   Republic Airways Holdings, Inc.                                                       5,440
          4,100      (2)   Resources Connection, Inc.                                                           123,000
           947       (3)  Robbins & Myers, Inc.                                                                  20,578
          2,390           Rollins, Inc.                                                                          49,927
          1,100      (2)   Rush Enterprises, Inc.                                                                17,490
          1,701      (2)   SCS Transportation, Inc.                                                              30,754
          1,374      (2)   SOURCECORP, Inc.                                                                      30,214
           800       (3)  Schawk, Inc.                                                                           18,376
          1,660      (2)   School Specialty, Inc.                                                                77,904
           474       (2)  Sequa Corp., Class A                                                                   34,811
          5,900      (2)   Shaw Group, Inc.                                                                     112,808
          2,908           Simpson Manufacturing Co., Inc.                                                       111,435
          1,300      (2)   Sirva, Inc.                                                                           13,832
          4,900      (3)  SkyWest, Inc.                                                                         101,675
          1,604      (3)  Smith (A.O.) Corp.                                                                     43,308
          5,765      (2)   Spherion Corp.                                                                        45,544
          1,430           Standard Register                                                                      21,808
           977            Standex International Corp.                                                            29,017
          2,565           Stewart & Stevenson Services                                                           59,380
           750            Sun Hydraulics Corp.                                                                   22,778
           500       (3)  Sypris Solutiions, Inc.                                                                6,950
          1,200     (2)(,3)TRM Copy Centers Corp.                                                                22,632
          1,526           Tecumseh Products Co., Class A                                                         45,780
          3,100     (2)(,3)TeleTech Holdings, Inc.                                                               25,265
          2,652      (2)   Teledyne Technologies, Inc.                                                          100,643
           661       (3)  Tennant Co.                                                                            24,457
          4,187      (2)   Tetra Tech, Inc.                                                                      62,931
           500       (3)  Titan International, Inc.                                                              6,550
          2,221           Tredegar Industries, Inc.                                                              35,780
          1,029     (2)(,3)Trex Co. Inc.                                                                         30,253
          3,336      (3)  Trinity Industries, Inc.                                                              123,599
          1,310      (2)   Triumph Group, Inc.                                                                   52,859
          1,300     (2)(,3)TurboChef Technologies, Inc.                                                          22,529
          2,000      (3)  UAP Holding Corp.                                                                      38,800
          3,028      (2)  URS Corp.                                                                             113,399
          1,300     (2)(,3)US Xpress Enterprises, Inc., Class A                                                  17,082
           700      (2)(,3)USA Truck, Inc.                                                                       19,607
          1,000     (2)(,3)Ultralife Batteries, Inc.                                                             16,170
          1,000      (3)  United Industrial Corp.                                                                36,980
          5,000     (2)(,3)United Rentals, Inc.                                                                  93,000
          2,693      (2)  United Stationers, Inc.                                                               139,632
          1,238           Universal Forest Products, Inc.                                                        61,838
           400       (2)   Universal Truckload Services, Inc.                                                    7,300
          3,400     (2)(,3)Valence Technology, Inc.                                                              10,574
          1,064           Valmont Industries, Inc.                                                               27,877
          1,400           Viad Corp.                                                                             43,050
          1,466           Vicor Corp.                                                                            19,263
           674      (2)(,3)Volt Information Science, Inc.                                                        17,666
          2,373      (2)   WESCO International, Inc.                                                             80,824
          2,472      (3)  Wabash National Corp.                                                                  53,173
          3,535           Wabtec Corp.                                                                           86,360
          3,051      (3)  Walter Industries, Inc.                                                               135,800
          2,300      (2)   Washington Group International, Inc.                                                 124,062
          3,886     (2)(,3)Waste Connections, Inc.                                                              139,896
          3,500      (2)   Waste Services, Inc                                                                   13,650
           500       (2)   Water Pik Technologies, Inc.                                                          9,765
          1,748      (3)  Watsco, Inc.                                                                           82,785
          2,600           Watson Wyatt & Co. Holdings                                                            71,812
          1,980      (3)  Watts Industries, Inc., Class A                                                        72,270
          4,100           Werner Enterprises, Inc.                                                               77,777
           798            Woodward Governor Co.                                                                  71,589
          1,300      (2)   World Air Holdings, Inc.                                                              16,354
          3,300           York International Corp.                                                              141,009
                               TOTAL                                                                           14,035,211
                          Information Technology--17.0%
         29,000      (2)   3Com Corp.                                                                           105,560
          2,900      (2)   AMIS Holdings, Inc.                                                                   37,004
          2,970     (2,3)  ATMI, Inc.                                                                            94,535
          2,651      (2)   Actel Corp.                                                                           41,037
          7,500           Acxiom Corp.                                                                          151,200
          9,300      (2)   Adaptec, Inc.                                                                         35,805
          1,100     (2,3)  Ade Corp.                                                                             27,060
          5,000      (3)  Adtran, Inc.                                                                          133,800
          5,194     (2,3)  Advanced Digital Information Corp.                                                    41,448
          1,769     (2,3)  Advanced Energy Industries, Inc.                                                      16,982
          2,200      (2)   Advent Software, Inc.                                                                 52,866
          5,994      (2)   Aeroflex, Inc.                                                                        58,022
          4,500      (2)   Agile Software Corp.                                                                  29,205
          2,779      (3)  Agilysys, Inc.                                                                         53,746
          1,800      (2)   Altiris, Inc.                                                                         27,198
          9,200     (2,3)  Amkor Technology, Inc.                                                                42,872
          1,580      (2)   Anaren Microwave, Inc.                                                                22,831
          2,730      (2)   Anixter International, Inc.                                                          113,459
           300       (2)   Ansoft Corp.                                                                          7,638
          2,800      (2)   Ansys, Inc.                                                                          101,808
          2,200      (2)   Anteon International Corp.                                                           103,290
          3,400     (2,3)  Applied Digital Solutions, Inc.                                                       11,288
          1,300      (2)   Applied Films Corp.                                                                   34,151
         22,500      (2)   Applied Micro Circuits Corp.                                                          67,725
          5,279     (2,3)  Ariba, Inc.                                                                           32,624
          7,000      (2)   Arris Group, Inc.                                                                     77,280
          4,000     (2,3)  Asiainfo Holdings, Inc.                                                               21,840
          3,500      (2)   Aspect Communications Corp.                                                           40,005
          4,379     (2,3)  Aspen Technology, Inc.                                                                23,340
          3,848      (2)   Asyst Technologies, Inc.                                                              19,817
          1,940     (2,3)  Atari, Inc.                                                                           5,180
          2,100     (2,3)  Atheros Communications                                                                22,617
         31,400      (2)   Atmel Corp.                                                                           73,476
          1,400      (2)   August Technology Corp.                                                               17,892
          3,400      (2)   Autobytel.com, Inc.                                                                   17,986
          3,700      (2)   Avocent Corp.                                                                        128,982
          8,100      (2)   Axcelis Technologies, Inc.                                                            55,971
           900       (3)  BEI Technologies, Inc.                                                                 31,275
           400      (2,3)  Bankrate, Inc.                                                                        10,048
         13,900     (2,3)  BearingPoint, Inc.                                                                   114,119
           900       (3)  Bel Fuse, Inc.                                                                         29,583
          3,772           Belden CDT, Inc.                                                                       83,738
          3,100     (2,3)  Bell Microproducts, Inc.                                                              32,271
          3,328      (2)   Benchmark Electronics, Inc.                                                          106,496
          1,322           Black Box Corp.                                                                        57,904
           185       (3)  Blackbaud, Inc.                                                                        2,646
          1,200      (2)   Blackboard Inc.                                                                       29,562
          1,000      (2)   Blue Coat Systems, Inc.                                                               33,000
          6,420      (2)   Borland Software Corp.                                                                43,078
           600      (2,3)  Bottomline Technologies, Inc.                                                         9,444
          1,700      (2)   Brightpoint, Inc.                                                                     41,225
         20,700      (2)   Brocade Communications Systems, Inc.                                                  92,736
          3,601      (2)   Brooks Automation, Inc.                                                               59,777
          3,824     (2)(,3)C-COR Electronics, Inc.                                                               31,854
           238       (2)   CCC Information Service Group, Inc.                                                   5,881
         43,600      (2)   CIENA Corp.                                                                           97,664
         35,800     (2,3)  CMG Information Services, Inc.                                                        68,020
         10,400     (2,3)  CNET, Inc.                                                                           133,120
          4,200      (2)   CSG Systems International, Inc.                                                       78,330
          2,950       3   CTS Corp.                                                                              36,403
          2,000     (2,3)  Cabot Microelectronics Corp.                                                          60,140
          1,100     (2,3)  Catapult Communications Corp.                                                         17,930
          3,132     (2,3)  Checkpoint Systems, Inc.                                                              54,121
          4,280     (2,3)  Ciber, Inc.                                                                           33,470
          6,800      (2)   Cirrus Logic, Inc.                                                                    50,796
           900       (2)   Click Commerce, Inc.                                                                  25,488
          1,500     (2,3)  Cogent, Inc.                                                                          45,105
          3,500           Cognex Corp.                                                                          116,795
          2,444      (2)   Coherent, Inc.                                                                        83,194
          2,321           Cohu, Inc.                                                                             57,120
          4,800     (2,3)  CommScope, Inc.                                                                       81,072
          1,775     (2,3)  Comtech Telecommunications Corp.                                                      62,746
          2,100      (2)   Concur Technologies, Inc.                                                             23,163
         34,200      (2)   Conexant Systems, Inc.                                                                65,322
          2,000      (2)   Covansys Corp.                                                                        29,580
          6,940     (2,3)  Credence Systems Corp.                                                                75,577
          1,200      (2)   CyberGuard Corp.                                                                      8,760
          2,200     (2,3)  Cybersource Corp.                                                                     15,400
            4        (2)   CycleLogic, Inc.                                                                        0
          2,900      (2)   Cymer, Inc.                                                                          100,630
         10,100     (2,3)  Cypress Semiconductor Corp.                                                          145,036
          2,318      (2)   DSP Group, Inc.                                                                       57,834
          1,300     (2,3)  DTS, Inc.                                                                             24,544
          1,200           Daktronics, Inc.                                                                       24,564
          1,400      (2)   Digi International, Inc.                                                              15,260
          3,090      (2)   Digital Insight Corp.                                                                 75,705
          2,900     (2,3)  Digital River, Inc.                                                                  115,928
          6,467      (2)   Digitas, Inc.                                                                         72,948
          1,050     (2,3)  Diodes, Inc.                                                                          40,562
          3,400     (2,3)  Ditech Communications Corp.                                                           27,506
          4,600     (2,3)  Dot Hill Systems Corp.                                                                27,416
          6,200     (2,3)  E.piphany, Inc.                                                                       23,498
          1,800      (2)   EMCORE Corp.                                                                          9,234
          1,100      (2)   EPIQ Systems, Inc.                                                                    19,371
         10,300      (2)   EarthLink Network, Inc.                                                               98,159
          2,400     (2,3)  Echelon Corp.                                                                         20,184
          2,439      (2)   Electro Scientific Industries, Inc.                                                   53,658
          4,400     (2,3)  Electronics for Imaging, Inc.                                                         92,708
          6,700      (2)   Emulex Corp.                                                                         127,233
           700       (2)   Endwave Corp.                                                                         24,423
          3,800      (2)   Entegris, Inc.                                                                        44,726
          6,100      (2)   Entrust Technologies, Inc.                                                            36,600
          4,300     (2,3)  Epicor Software Corp.                                                                 63,769
          1,100     (2,3)  Equinix, Inc.                                                                         48,807
          2,500     (2,3)  Euronet Worldwide, Inc.                                                               73,538
          4,044     (2,3)  Exar Corp.                                                                            64,401
           950      (2,3)  Excel Technology, Inc.                                                                23,655
          9,800      (2)   Extreme Networks, Inc.                                                                46,844
          1,931     (2,3)  FEI Co.                                                                               43,814
          2,500      (3)  FactSet Research Systems                                                               91,700
          9,000      (2)   Fairchild Semiconductor International, Inc., Class A                                 151,740
          2,273     (2,3)  FalconStor Software, Inc.                                                             12,865
          1,400      (2)   Fargo Electronics                                                                     24,906
           900      (2,3)  Faro Technologies, Inc.                                                               21,312
          3,337      (2)   Filenet Corp.                                                                         94,337
         13,300     (2,3)  Finisar Corp.                                                                         14,497
          2,400     (2,3)  FormFactor, Inc.                                                                      62,736
          1,041      (2)   Forrester Research, Inc.                                                              20,539
          9,100      (2)   Foundry Networks, Inc.                                                               107,744
          5,141      (2)   Gartner Group, Inc., Class A                                                          53,312
         19,000     (2,3)  Gateway, Inc.                                                                         75,620
          2,700      (2)   Genesis Microchip, Inc.                                                               67,068
          2,000           Gevity HR, Inc.                                                                        44,100
          6,800      (2)   Glenayre Technologies, Inc.                                                           27,676
          2,200     (2,3)  Global Imaging Systems, Inc.                                                          76,252
          3,200     (2,3)  Globetel Communications Corp.                                                         6,688
          1,750     (2,3)  Greenfield Online, Inc.                                                               23,800
          5,900     (2,3)  Harmonic Lightwaves, Inc.                                                             31,447
          2,551           Helix Technology Corp.                                                                 46,084
          5,300           Henry Jack & Associates, Inc.                                                         102,078
         11,800      (2)   Homestore.com, Inc.                                                                   31,152
          2,060     (2,3)  Hutchinson Technology, Inc.                                                           68,577
          4,200      (2)   Hypercom Corp.                                                                        29,820
          1,600      (2)   IGATE Capital Corp.                                                                   6,240
          1,544     (2,3)  IXYS Corp.                                                                            18,080
          8,364     (2,3)  Identix, Inc.                                                                         45,082
          2,700           Imation Corp.                                                                         117,045
          2,700     (2,3)  InfoSpace.com, Inc.                                                                   65,178
          3,424      (2)   InfoUSA, Inc.                                                                         40,300
          2,100     (2,3)  Infocrossing, Inc.                                                                    20,391
          6,900      (2)   Informatica Corp.                                                                     72,933
           500            Integral Systems, Inc.                                                                 11,800
          6,100      (2)   Integrated Circuit System, Inc.                                                      133,468
          8,500     (2,3)  Integrated Device Technology, Inc.                                                    98,260
          3,365     (2,3)  Integrated Silicon Solution, Inc.                                                     29,023
          2,080       3   Inter-Tel, Inc.                                                                        51,792
          1,200     (2,3)  InterVideo, Inc.                                                                      17,532
          4,500     (2,3)  Interdigital Communications Corp.                                                     80,775
          2,518     (2,3)  Intergraph Corp.                                                                      95,760
          1,500     (2,3)  Intermix Media, Inc.                                                                  17,475
          1,900     (2,3)  International Displayworks, Inc.                                                      13,566
          3,800      (2)   Internet Capital Group, Inc.                                                          25,954
          3,100      (2)   Internet Security Systems, Inc.                                                       70,587
          3,000      (2)   Intervoice, Inc.                                                                      26,250
          3,525      (2)   Interwoven, Inc.                                                                      27,918
          1,100     (2,3)  Intevac, Inc.                                                                         13,365
          1,800      (2)   Intrado, Inc.                                                                         29,358
          2,000      (2)   Itron, Inc.                                                                           96,900
          2,300      (2)   Ixia                                                                                  45,402
          2,593      (2)   JDA Software Group, Inc.                                                              36,847
          1,200      (2)   Jamdat Mobile, Inc.                                                                   34,344
          1,600     (2,3)  Jupitermedia Corp.                                                                    35,024
          1,650      (2)   Kanbay International, Inc.                                                            36,564
          4,000     (2,)(3)Keane, Inc.                                                                            50,160
          1,056           Keithley Instruments, Inc.                                                             14,890
          7,000     (2,3)  Kemet Corp.                                                                           58,660
          1,218      (2)   Keynote Systems, Inc.                                                                 16,090
          2,600     (2,3)  Komag, Inc.                                                                           92,248
          5,700      (2)   Kopin Corp.                                                                           31,350
          2,715     (2,3)  Kronos, Inc.                                                                         127,605
          4,994     (2,3)  Kulicke & Soffa Industries                                                            48,342
          4,931      (2)   LTX Corp.                                                                             32,594
           700            Landauer, Inc.                                                                         34,860
          9,100      (2)   Lattice Semiconductor Corp.                                                           46,865
          4,200      (2)   Lawson Software Inc.                                                                  23,142
           600      (2)(,3)LeCroy Corp.                                                                          8,766
           700      (2)(,3)Leadis Technology, Inc.                                                               4,428
          6,400     (2)(,3)Lexar Media, Inc.                                                                     31,552
          3,400      (2)   Lionbridge Technologies, Inc.                                                         22,032
          1,764      (2)   Littelfuse, Inc.                                                                      50,962
          1,800      (2)   Lo-Jack Corp.                                                                         34,380
          3,126      (2)   MICROS Systems Corp.                                                                 134,262
          3,100      (2)   MIPS Technologies, Inc.                                                               21,979
          2,600      (2)   MKS Instruments, Inc.                                                                 49,686
          8,358      (2)   MPS Group, Inc.                                                                       99,126
          1,558      (2)   MRO Software, Inc.                                                                    25,598
          9,190     (2)(,3)MRV Communications, Inc.                                                              19,575
          1,800           MTS Systems Corp.                                                                      71,370
          4,000      (2)   Macrovision Corp.                                                                     87,320
          2,200     (2)(,3)Magma Design Automation                                                               21,120
          2,000     (2)(,3)Majesco Holdings, Inc.                                                                6,800
          1,300      (2)   ManTech International Corp., Class A                                                  40,963
          2,412      (2)   Manhattan Associates, Inc.                                                            49,928
          1,700      (2)   Mapinfo Corp.                                                                         19,040
          1,200     (2)(,3)Marchex, Inc., Class B                                                                19,716
          4,118      (2)   MatrixOne, Inc.                                                                       20,343
          3,171     (2)(,3)Mattson Technology, Inc.                                                              26,954
          1,479       3   Maximus, Inc.                                                                          56,468
         19,400      (2)   Maxtor Corp.                                                                         114,460
         10,800     (2)(,3)McData Corp., Class A                                                                 52,272
           800       (2)   Measurement Specialties, Inc.                                                         20,240
          6,100     (2)(,3)Mentor Graphics Corp.                                                                 56,791
          2,886           Methode Electronics, Inc., Class A                                                     36,479
          1,400     (2)(,3)Metrologic Instruments, Inc.                                                          24,192
          5,400     (2)(,3)Micrel, Inc.                                                                          65,286
          1,337      (2)   MicroStrategy, Inc., Class A                                                         103,150
          6,500      (2)   Micromuse, Inc.                                                                       36,725
          4,908      (2)  Microsemi Corp.                                                                       104,786
          3,300     (2)(,3)Microtune, Inc.                                                                       20,097
          2,089     (2)(,3)Midway Games, Inc.                                                                    27,241
          1,700     (2)(,3)Mobility Electronics, Inc.                                                            19,720
          6,500           Moneygram International, Inc.                                                         136,760
           800      (2)(,3)Monolithic Power Systems                                                              7,320
          2,400      (2)   Motive, Inc.                                                                          17,232
           300       (2)   Multi-Fineline Electronix, Inc.                                                       6,294
          3,400      (2)   Mykrolis Corp.                                                                        55,420
          2,500     (2)(,3)NIC, Inc.                                                                             13,025
           800      (2)(,3)Ness Technologies, Inc.                                                               8,000
          4,500     (2)(,3)NetIQ Corp.                                                                           51,525
          1,200     (2)(,3)NetLogic Microsystems, Inc.                                                           25,308
          1,068     (2)(,3)NetRatings, Inc.                                                                      16,202
          1,823      (2)   NetScout Systems, Inc.                                                                11,157
          2,900     (2)(,3)Netgear, Inc.                                                                         60,059
          3,400     (2)(,3)Newport Corp.                                                                         46,580
           500      (2)(,3)Niku Corp.                                                                            10,485
          2,800     (2)(,3)Novatel Wireless, Inc.                                                                33,684
         10,300     (2)(,3)ON Semiconductor Corp.                                                                59,225
          1,200     (2)(,3)OSI Systems, Inc.                                                                     21,420
          5,000     (2)(,3)Omnivision Technologies, Inc.                                                         70,650
          1,100      (2)   Online Resources Corp.                                                                11,198
          1,900     (2)(,3)Open Solutions, Inc.                                                                  45,524
          5,533     (2)(,3)Openwave Systems, Inc.                                                               102,637
          8,300      (2)   Oplink Communications, Inc.                                                           14,193
          4,900     (2)(,3)Opsware, Inc.                                                                         27,440
          1,200      (2)   Optical Communication Products, Inc.                                                  2,292
          1,100      (2)   PDF Solutions, Inc.                                                                   17,402
          1,800     (2)(,3)PLX Technology, Inc.                                                                  16,362
         13,700     (2)(,3)PMC-Sierra, Inc.                                                                     134,671
          2,761      (2)   Packeteer, Inc.                                                                       33,436
          3,539     (2)(,3)Palm, Inc.                                                                           101,003
           500      (2)(,3)Par Technology Corp.                                                                  17,000
         21,800      (2)   Parametric Technology Corp.                                                          150,420
          1,592           Park Electrochemical Corp.                                                             41,933
          2,752      (2)   Paxar Corp.                                                                           53,554
          2,323     (2)(,3)Pegasus Systems, Inc.                                                                 25,205
           700       (2)   Pegasystems, Inc.                                                                     4,277
          1,784      (2)   Pericom Semiconductor Corp.                                                           16,752
          6,300      (2)   Perot Systems Corp.                                                                   88,704
          2,700      (2)   Phase Forward, Inc.                                                                   21,627
          1,200     (2)(,3)Phoenix Technology Ltd.                                                               8,160
          1,399     (2)(,3)Photon Dynamics, Inc.                                                                 26,490
          2,924      (2)   Photronics, Inc.                                                                      78,480
          6,314      (2)   Pinnacle Systems, Inc.                                                                28,729
          3,741      (2)   Pixelworks, Inc.                                                                      28,843
          3,700       3   Plantronics, Inc.                                                                     126,392
          3,458      (2)   Plexus Corp.                                                                          49,899
          7,400      (2)   Polycom, Inc.                                                                        122,618
          1,500     (2)(,3)Portalplayer, Inc.                                                                    36,000
          2,392      (2)   Power Integrations, Inc.                                                              55,255
          7,400     (2)(,3)Powerwave Technologies, Inc.                                                          84,878
          2,942     (2)(,3)Presstek, Inc.                                                                        37,128
          3,114      (2)   Progress Software Corp.                                                               96,814
           700            QAD, Inc.                                                                              5,446
           700      (2)(,3)Quality Systems, Inc.                                                                 40,544
         14,400     (2)(,3)Quantum Corp. - DLT & Storage Systems                                                 40,032
          4,600      (2)   Quest Software, Inc.                                                                  65,550
            1        (2)   REMEC, Inc.                                                                             5
         15,100      (2)   RF Micro Devices, Inc.                                                                91,959
          5,700      (2)   RSA Security, Inc.                                                                    73,815
          1,649     (2)(,3)RadiSys Corp.                                                                         28,594
          2,400      (2)   Radiant Systems, Inc.                                                                 30,696
          7,600     (2)(,3)Rambus, Inc.                                                                          99,864
          9,000     (2)(,3)RealNetworks, Inc.                                                                    44,730
          2,600     (2)(,3)Redback Networks, Inc.                                                                21,554
           579       (3)  Renaissance Learning, Inc.                                                             13,554
          1,400     (2)(,3)RightNow Technologies, Inc.                                                           15,764
          1,100      (2)   Rimage Corp.                                                                          27,643
          1,200      (2)   Rofin-Sinar Technologies, Inc.                                                        43,056
          1,316      (2)   Rogers Corp.                                                                          53,719
          1,078      (2)   Rudolph Technologies, Inc.                                                            16,429
          5,600      (2)   S1 Corp.                                                                              27,216
          2,558      (2)   SERENA Software, Inc.                                                                 52,490
           800       (2)   SI International, Inc.                                                                25,208
          1,116      (2)   SPSS, Inc.                                                                            21,918
          1,550           SS&C Technologies, Inc.                                                                56,451
           100       (2)   SSA Global Technologies, Inc.                                                         1,315
          2,020      (2)   Safenet, Inc.                                                                         69,064
          6,500      (2)   Sapient Corp.                                                                         50,570
          6,752     (2)(,3)ScanSoft, Inc.                                                                        27,751
          1,000     (2)(,3)ScanSource, Inc.                                                                      47,730
          2,803     (2)(,3)SeaChange International, Inc.                                                         21,247
          3,352      (2)   Secure Computing Corp.                                                                41,431
          3,989      (2)   SeeBeyond Technology Corp.                                                            16,754
          1,243      (2)   Semitool, Inc.                                                                        11,237
          5,400      (2)   Semtech Corp.                                                                         99,144
          3,300     (2)(,3)SiRF Technology Holdings, Inc.                                                        72,105
          2,800      (2)   Sigmatel Inc.                                                                         56,084
          6,406      (2)   Silicon Image, Inc.                                                                   75,719
          3,200     (2)(,3)Silicon Laboratories, Inc.                                                            93,664
          7,100      (2)   Silicon Storage Technology                                                            33,512
         12,700      (2)  Skyworks Solutions, Inc.                                                               93,091
          2,300      (2)   Sohu.com, Inc.                                                                        41,814
          2,100     (2)(,3)Sonic Solutions                                                                       40,320
          4,264      (2)   Sonicwall, Inc.                                                                       22,770
         18,900     (2)(,3)Sonus Networks, Inc.                                                                  91,476
          2,300     (2)(,3)Spatialight, Inc.                                                                     14,007
          1,727       3   SpectraLink Corp.                                                                      19,006
          2,122      (2)   Standard Microsystems Corp.                                                           54,026
          1,280       3   StarTek, Inc.                                                                          21,146
          1,900     (2)(,3)Stellent, Inc.                                                                        16,055
           200       (2)   StorageNetworks, Inc.                                                                   0
           850      (2)(,3)Stratasys, Inc.                                                                       25,857
           900       (2)   Superior Essex, Inc.                                                                  17,244
           731       (2)   Supertex, Inc.                                                                        19,777
          3,500      (2)   Support.com, Inc.                                                                     19,250
         13,900      (2)   Sycamore Networks, Inc.                                                               49,484
          2,100      (2)   Sykes Enterprises, Inc.                                                               21,525
          4,300      (2)   Symmetricom, Inc.                                                                     44,978
          2,200     (2)(,3)Synaptics, Inc.                                                                       34,870
           300      (2)(,3)Synnex Corp.                                                                          5,574
           565            Syntel, Inc.                                                                           10,848
          3,133     (2)(,3)THQ, Inc.                                                                            109,592
           700       (2)   TNS, Inc.                                                                             16,100
          3,200      (2)   TTM Technologies                                                                      22,688
          1,620           Talx Corp.                                                                             59,778
          5,400     (2)(,3)Taser International, Inc.                                                             52,488
          3,138           Technitrol, Inc.                                                                       40,606
          4,500     (2)(,3)Tekelec, Inc.                                                                         74,745
          4,000     (2)(,3)Telkonet, Inc.                                                                        20,560
          6,200      (2)   Terayon Communication Systems, Inc.                                                   19,468
          2,330     (2)(,3)Terremark Worldwide, Inc.                                                             17,265
          3,300      (2)   Tessera Technologies, Inc.                                                           115,896
         18,200      (2)   Tibco Software, Inc.                                                                 139,958
         10,700     (2)(,3)TranSwitch Corp.                                                                      19,795
          3,141      (2)   Transaction Systems Architects, Inc., Class A                                         84,022
           400      (2)(,3)Travelzoo, Inc.                                                                       12,060
          2,400     (2)(,3)Trident Microsystems, Inc.                                                            78,336
         11,112      (2)   Triquint Semiconductor, Inc.                                                          41,781
          2,800     (2)(,3Tyler Technologies, Inc.                                                               22,232
          3,983     (2)(,3)UNOVA, Inc.                                                                          109,732
          8,300     (2)(,3)UTStarcom, Inc.                                                                       73,206
           987      (2)(,3)Ulticom, Inc.                                                                         12,091
          1,600      (2)   Ultimate Software Group, Inc.                                                         29,280
          1,943      (2)   Ultratech Stepper, Inc.                                                               42,377
          4,400           United Online, Inc.                                                                    50,644
          1,590     (2)(,3)Universal Display Corp.                                                               19,064
          1,400     (2)(,3)VASCO Data Security International, Inc.                                               16,380
          6,700     (2)(,3)ValueClick, Inc.                                                                      86,028
          3,146      (2)   Varian Semiconductor Equipment Associates, Inc.                                      130,622
          2,241     (2)(,3)Veeco Instruments, Inc.                                                               45,313
          1,600      (2)   Verifone Holdings, Inc.                                                               33,360
          1,000     (2)(,3)Verint Systems, Inc.                                                                  38,980
          3,002      (2)   Verity, Inc.                                                                          30,230
          1,774      (2)   ViaSat, Inc.                                                                          39,631
          2,310      (2)   Vignette Corp.                                                                        36,429
          2,400     (2)(,3)Viisage Technology, Inc.                                                              12,984
           600      (2)(,3)Virage Logic Corp.                                                                    5,208
         17,500     (2)(,3)Vitesse Semiconductor Corp.                                                           38,850
           900      (2)(,3)Volterra Semiconductor Corp.                                                          10,449
          2,700      (2)   WebEx Communications, Inc.                                                            77,139
          1,888      (2)   Websense, Inc.                                                                        94,098
          4,900     (2)(,3)Westell Technologies, Inc., Class A                                                   20,090
          5,700      (2)   Wind River Systems, Inc.                                                              97,413
          1,900     (2)(,3)Witness Systems, Inc.                                                                 37,069
          3,200      (2)   Wright Express Corp.                                                                  67,136
          1,706      (3)  X-Rite, Inc.                                                                           20,643
          3,925     (2)(,3)Zhone Technologies, Inc.                                                              12,207
          3,993     (2)(,3)Zoran Corp.                                                                           57,499
          4,600      (2)   aQuantive, Inc.                                                                       86,756
          1,400     (2,3)  eCollege.com                                                                          16,632
          3,800     (2,3)  eFunds Corp.                                                                          69,388
          3,600      (2)   iPass, Inc.                                                                           20,664
          1,200     (2,3)  iPayment Holdings, Inc.                                                               46,452
          2,900      (2)   iVillage, Inc.                                                                        15,950
          1,900     (2,3)  j2 Global Communications, Inc.                                                        76,209
          4,400     (2)(,3)webMethods, Inc.                                                                      26,708
                               TOTAL                                                                           17,886,549
                          Materials--4.3%
          8,800     (2,3)  AK Steel Holding Corp.                                                                81,136
          1,666           AMCOL International Corp.                                                              33,070
          2,500     (2,3)  Aleris International, Inc.                                                            57,175
           900        3   American Vanguard Corp.                                                                22,050
          1,893           Arch Chemicals, Inc.                                                                   48,745
           300            Balchem Corp.                                                                          9,573
          4,400           Bowater, Inc.                                                                         148,764
          1,455     (2,3)  Brush Engineered Materials, Inc.                                                      24,633
          2,390     (2,3)  Buckeye Technologies, Inc.                                                            23,064
          3,451      (3)  Calgon Carbon Corp.                                                                    30,231
          2,165      (3)  Cambrex Corp.                                                                          42,586
          2,853     (2,3)  Caraustar Industries, Inc.                                                            34,150
          1,957           Carpenter Technology Corp.                                                            122,586
           400       (2)  Castle (A.M.) & Co.                                                                    6,084
          1,870     (2,3)  Century Aluminium Co.                                                                 45,759
            0             Chemtura Corp.                                                                           7
          1,329           Chesapeake Corp.                                                                       29,637
          1,840      (3)  Cleveland Cliffs, Inc.                                                                133,786
         20,400      (2)  Coeur d'Alene Mines Corp.                                                              72,420
          4,812      (3)  Commercial Metals Corp.                                                               138,297
          1,200      (3)  Compass Minerals International, Inc.                                                   30,540
           792            Deltic Timber Corp.                                                                    33,850
          1,598      (3)  Eagle Materials, Inc.                                                                 164,115
          3,601           Ferro Corp.                                                                            81,023
          2,436      (3)  Fuller (H.B.) Co.                                                                      84,115
          2,783           Georgia Gulf Corp.                                                                     88,305
          1,918      (3)  Gibraltar Industries, Inc.                                                             45,974
          2,757           Glatfelter (P.H.) Co.                                                                  35,152
          5,400     (2,3)  Grace (W.R.) & Co.                                                                    45,144
          5,200     (2,3)  Graphic Packaging Corp.                                                               20,020
          1,084           Greif Brothers Corp., Class A                                                          68,292
          3,500     (2,3)  Headwaters, Inc.                                                                     149,625
         11,100     (2)(,3)Hecla Mining Co.                                                                       46,065
          9,200      (2)   Hercules, Inc.                                                                       128,800
           584            Kronos Worldwide, Inc.                                                                 18,635
          4,120           Longview Fibre Co.                                                                     92,206
          2,172           MacDermid, Inc.                                                                        71,893
          1,300      (2)   Mercer International, Inc.                                                            9,620
          2,100           Metal Management, Inc.                                                                 49,539
          1,500     (2)(,3)Metals USA, Inc.                                                                      31,185
          1,763           Minerals Technologies, Inc.                                                           109,729
          2,159           Myers Industries, Inc.                                                                 28,499
           622            NL Industries, Inc.                                                                    10,885
          1,500           NN, Inc.                                                                               19,515
           900            Neenah Paper, Inc.                                                                     29,655
          1,000      (2)   Newmarket Corp.                                                                       16,810
          2,300      (2)   OM Group, Inc.                                                                        53,889
          1,000           Octel Corp.                                                                            17,180
          5,523           Olin Corp.                                                                            101,347
          2,700      (2)   Oregon Steel Mills, Inc.                                                              59,967
          1,100      (2)   Pioneer Cos., Inc.                                                                    26,697
          7,342      (2)   Polyone Corp.                                                                         52,422
          2,527      (3)  Potlatch Corp.                                                                        146,061
          2,037           Quanex Corp.                                                                          124,257
          1,677      (2)   RTI International Metals                                                              57,722
          2,286      (3)  Reliance Steel & Aluminum Co.                                                         106,802
           500            Roanoke Electric Corp.                                                                 9,755
          2,204           Rock-Tenn Co.                                                                          29,688
          1,800      (3)  Royal Gold, Inc.                                                                       34,542
          2,467      (3)  Ryerson Tull, Inc.                                                                     47,120
          2,100      (3)  Schnitzer Steel Industries, Inc., Class A                                              60,060
          2,959           Schulman (A.), Inc.                                                                    55,866
          1,393           Schweitzer-Mauduit International, Inc.                                                 36,427
          3,763           Sensient Technologies Corp.                                                            71,535
           900            Silgan Holdings, Inc.                                                                  51,687
          2,147           Spartech Corp.                                                                         40,213
          3,556      (3)  Steel Dynamics, Inc.                                                                  114,361
          1,300      (3)  Steel Technologies, Inc.                                                               27,859
           430            Stepan, Co.                                                                            11,417
          3,190      (2)   Stillwater Mining Co.                                                                 26,030
          2,601      (2)   Symyx Technologies, Inc.                                                              78,160
          6,400     (2)(,3)Terra Industries, Inc.                                                                53,760
          2,006           Texas Industries, Inc.                                                                147,702
           500      (2)(,3)Titanium Metals Corp.                                                                 32,025
          3,595           Wausau-Mosinee Paper Corp.                                                             45,225
          3,303           Wellman, Inc.                                                                          27,547
           700            Westlake Chemical Corp.                                                                22,134
          1,000     (2)(,3)Wheeling Pittsburgh Corp.                                                             18,990
          5,000      (3)  Worthington Industries, Inc.                                                           88,400
          1,300     (2)(,3)Zoltek Cos., Inc.                                                                     14,014
                               TOTAL                                                                           4,503,805
                          Telecommunication Services--1.2%
          1,900      (3)  Alaska Communications Systems Holdings, Inc.                                           18,753
           500      (2,3)  Arbinet Holdings, Inc.                                                                3,275
          4,160     (2,3)  Broadwing Corp.                                                                       20,800
          1,440           CT Communications, Inc.                                                                19,757
          1,327     (2,3)  Centennial Cellular Corp., Class A                                                    18,644
         19,600      (2)   Cincinnati Bell, Inc.                                                                 88,984
          2,002      (3)  Commonwealth Telephone Enterprises, Inc.                                               85,686
         10,500     (2,3)  Dobson Communications Corp., Class A                                                  74,025
          2,200      (3)  FairPoint Communications, Inc.                                                         36,080
          4,476      (2)   General Communications, Inc., Class A                                                 46,013
          1,457      (3)  Golden Telecom, Inc.                                                                   43,433
          3,900     (2,3)  IDT Corp., Class B                                                                    50,661
          1,600     (2,3)  Inphonic, Inc.                                                                        25,600
          2,300           Iowa Telecommunication Services, Inc.                                                  43,654
         58,300     (2)(,3)Level 3 Communications, Inc.                                                         120,098
          1,129           North Pittsburgh Systems, Inc.                                                         23,664
          4,900     (2)(,3)Premiere Global Services, Inc.                                                        50,078
          3,995      (2)   Price Communications Corp.                                                            70,432
          6,400      (2)   SBA Communications, Corp.                                                            106,176
           500       (3)  Shenandoah Telecommunications Co.                                                      25,915
          1,200      (3)  SureWest Communications                                                                32,232
          1,400      (2)   Syniverse Holdings, Inc.                                                              19,600
          2,766     (2)(,3)TALK America Holdings, Inc.                                                           24,175
          5,000      (2)   Time Warner Telecom, Inc.                                                             33,950
          9,400     (2)(,3)US Unwired, Inc., Class A                                                             58,468
          2,340     (2)(,3)USA Mobility, Inc.                                                                    65,450
          6,500     (2)(,3)UbiquiTel, Inc.                                                                       59,410
          2,400           Valor Communications Group                                                             33,528
          3,800     (2)(,3)Wireless Facilities, Inc.                                                             24,472
                               TOTAL                                                                           1,323,013
                          Utilities--2.4%
          1,800           Allete, Inc.                                                                           86,976
          1,379      (3)  American States Water Co.                                                              42,887
         17,299      (2)   Aquila, Inc.                                                                          64,352
          3,885           Avista Corp.                                                                           73,970
          2,600           Black Hills Corp.                                                                     103,688
          1,304      (3)  CH Energy Group, Inc.                                                                  64,092
          1,327      (3)  California Water Service Group                                                         55,071
         44,700     (2,3)  Calpine Corp.                                                                        148,404
          1,452      (3)  Cascade Natural Gas Corp.                                                              31,697
          1,000      (3)  Central VT Public Service Corp.                                                        18,600
          3,980           Cleco Corp.                                                                            89,470
           650       (3)  Connecticut Water Service, Inc.                                                        17,921
          6,200      (3)  Duquesne Light Holdings, Inc.                                                         120,280
          4,315      (2)  El Paso Electric Co.                                                                   93,377
          2,461           Empire Distribution Electric Co.                                                       59,507
           800       (3)  EnergySouth, Inc.                                                                      22,128
          3,400      (3)  Idacorp, Inc.                                                                         106,930
          1,697           Laclede Group, Inc.                                                                    55,475
          1,542           MGE Energy, Inc.                                                                       57,100
          1,033           Middlesex Water Co.                                                                    23,160
          3,500           NICOR, Inc.                                                                           142,870
          2,221           New Jersey Resources Corp.                                                            104,964
          2,196           Northwest Natural Gas Co.                                                              84,744
          2,271           Otter Tail Power Co.                                                                   65,632
          3,200      (3)  Peoples Energy Corp.                                                                  138,080
           582            SJW Corp.                                                                              32,121
          9,466     (2)(,3)Sierra Pacific Resources                                                             122,869
          2,164           South Jersey Industries, Inc.                                                          63,557
          2,978           Southwest Gas Corp.                                                                    79,751
          2,359      (3)  Southwest Water Co.                                                                    30,266
          1,365           UIL Holdings Corp.                                                                     74,365
          2,806      (3)  UniSource Energy Corp.                                                                 90,494
          3,900           WGL Holdings, Inc.                                                                    134,355
                               TOTAL                                                                           2,499,153
                               TOTAL COMMON STOCKS (IDENTIFIED COST $66,796,055)                               98,262,612

                          PREFERRED STOCKS--0.0%
                          Healthcare--0.0%
           76             Genesis Health Ventures, Inc., Pfd. (identified cost $28,732)                            0

                          U.S. TREASURY --1.0%
  $     1,020,000    (4)   United States Treasury Bill, 10/13/2005 (identified cost $1,013,505)                1,013,505

                          MUTUAL FUND--0.0%
           900       (3)  Gladstone Capital Corp. (identified cost $16,245)                                      23,283

                          REPURCHASE AGREEMENT--28.8%
       24,508,000         Interest in $3,500,000,000 joint repurchase agreement with Barclays
                          Capital, Inc., 3.320%, dated 7/29/2005,  to be repurchased at $24,514,781 on 8/1/2005, collateralized by U.S. Government Agency Obligations and a
                          U.S. Treasury Obligation with various maturities to 7/15/2032, collateral
                          market value $3,570,988,296 (held as collateral for securities lending)              24,508,000
        5,823,000         Interest in $2,000,000,000 joint repurchase agreement with Deutsche Bank,
                          Inc., 3.320%, dated 7/29/2005,  to be repurchased at $5,824,611 on
                          8/1/2005, collateralized by U.S. Government Agency Obligations with
                          various maturities to 8/1/2035, collateral market value $2,049,630,426               5,823,000
                               TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                                 30,331,000
                               TOTAL INVESTMENTS --- 123.0%
                                  (IDENTIFIED COST $98,185,537)(5)                                            129,630,400
                               OTHER ASSETS AND LIABILITIES --- NET --- (23.0)%                               (24,281,770)
                               TOTAL NET ASSETS - 100%                                                    $   105,348,630

====================================================================================================================================

        1  The Fund purchases Index futures contracts to efficiently manage cashflows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trading costs. The total market value of open index futures contracts is $6,821,500 at July 31, 2005, which represents 6.5% of net assets.
           Taking into consideration these open index futures contracts, the
           Fund's effective total exposure to the index is 81.1%.
           Expiration Date         Contracts to Receive             Position                 Unrealized
                                                                                             Appreciation
           ----------------------- -------------------------------- ------------------------ -----------------------
           ----------------------- -------------------------------- ------------------------ -----------------------
           September 2005          20 Russell 2000 Index Futures    Long                     $355,965
           ----------------------- -------------------------------- ------------------------ -----------------------
        2  Non-income producing security.
        3  All or a portion of these shares are temporarily on loan to unaffiliated broker/dealers. As of July 31,
           2005, securities subject to this type of arrangement and related collateral were as follows:
           Market Value of Securities Loaned                         Market Value of Collateral
           --------------------------------------------------------- -----------------------------------------------
           --------------------------------------------------------- -----------------------------------------------
           $23,685,837                                               $24,508,000
           --------------------------------------------------------- -----------------------------------------------
        4  Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.
        5  At July 31, 2005, the cost of investments for federal tax purposes was $98,185,537. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation from futures contracts was $31,444,863. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $35,007,791 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,562,928.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

Investment Valuation
         Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees(the "Trustees").





Item 2.           Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.           Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Index Trust

By                /S/ Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer


Date              September 14, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/ J. Christopher Donahue
                  J. Christopher Donahue, Principal Executive Officer


Date              September 14, 2005


By                /S/ Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer


Date              September 14, 2005